As filed with the Securities and Exchange Commission on April 29, 2008

Registration No.         333-112089

811-21491

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY - F

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 6

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        ☒

Amendment No. 7

SEPARATE ACCOUNT VA V

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2008 pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a
previously	filed post-effective amendment

FLEXIBLE PREMIUM VARIABLE ANNUITY - F

Issued Through

SEPARATE ACCOUNT VA V

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2008

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Western Reserve Life Assurance Co. of Ohio. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Flexible Premium Variable Annuity - F, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2008. Please call us at (800) 851-9777 or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by J.P. Morgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity - VIP Index 500 Portfolio – Service Class 2

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling US Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

TABLE OF CONTENTS continued

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least three years after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge or excess interest adjustment and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment .

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, Income Select for Life Rider, and the Retirement Income Choice Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements the Company establishes for such notices.

You (Your) — the owner of the policy.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Western Reserve Life Assurance Co. of Ohio (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 9% of premium payments surrendered within three years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

If you elect the C-Share Rider all surrender charges during the accumulation phase will be eliminated.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.45% if you do not choose an optional guaranteed minimum death benefit

•	1.50% if you choose the Return of Premium Death Benefit

•	1.70% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee rider when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the C-Share Rider, then there is an annual rider fee during the accumulation phase of 0.15% of the daily net asset value in the separate account.

If you elect the Beneficiary Earnings Enhancement -Extra II (“BEE -Extra II”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.60% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Income Select For Life rider, then there is an annual rider fee during the accumulation phase of 0.40% for single life and 0.60% for joint life of the total withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an additional rider fee annually during the accumulation phase, which fee is also a percentage of the total withdrawal base on each rider anniversary and is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice Rider, then there is an annual rider fee during the accumulation phase of 0.60% for single life and 0.90% for joint life of the withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

•	Return of Premium Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•

You may elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement -Extra II” (“BEE -Extra II”). There is an extra charge for this rider.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charge or excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the

“Income Select for Life Rider”. If you elect the Income Select for Life Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Income Select for Life - Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice Rider.” If you elect the Retirement Income Choice Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice - Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect an optional rider that eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time you purchase your policy. This feature is called the “C-Share Rider”. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2007, if any) are in Appendix – Condensed Financial Information to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 851-9777

All premium payments, loan repayments, correspondence and notices should be sent to this address.

You may check your policy at www.westernreserve.com. Follow the logon procedures. You will need your pre-assigned Personal

Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee tables and expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	9%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.45%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit	0.25%
Return of Premium Death Benefit	0.05%
C-Share Rider	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.85%
Optional Rider Fees:
Beneficiary Earnings Enhancement - Extra II	0.55%
Living Benefits Rider	0.60%
Income Select for Life Rider - Single Life Option:
Base Benefit	0.40%
Additional Benefits available with the Income Select for Life Rider:
Growth Benefit	0.25%
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.05%
Income Select for Life Rider - Joint Life Option:
Base Benefit	0.60%
Additional Benefits available with the Income Select for Life Rider:

Growth Benefit	0.50%
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.60%
Retirement Income Choice Rider - Single Life Option:
Base Benefit (Current)	0.60%
Base Benefit (Maximum)	1.35%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Current Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.00%
Maximum Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.75%
Retirement Income Choice Rider - Joint Life Option:
Base Benefit (Current)	0.90%
Base Benefit (Maximum)	1.65%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Current Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%
Maximum Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.35%
Highest Net (after contractual waiver of fees and reimbursement of expenses)	1.63%
Highest Gross	2.07%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2007, and the base policy with the combination of available optional features or riders with the highest fees and expenses including the Annual Step-Up Death Benefit, Beneficiary Earnings Enhancement - Extra II Rider, and Income Select for Life Rider with all additional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without C-Share Rider):

1 Year	$1416
3 Years	$2460

5 Years	$3069
10 Years	$6237

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without C-Share Rider):

1 Year	$606
3 Years	$1830
5 Years	$3069
10 Years	$6237

If the policy is surrendered at the end of the applicable time period (with C-Share Rider):

1 Year	$621
3 Years	$1871
5 Years	$3134
10 Years	$6345

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with C-Share Rider):

1 Year	$621
3 Years	$1871
5 Years	$3134
10 Years	$6345

Expense Examples (Highest Net)

If the policy is surrendered at the end of the applicable time period (without C-Share Rider):

1 Year	$1373
3 Years	$2336
5 Years	$2875
10 Years	$5907

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without C-Share Rider):

1 Year	$563
3 Years	$1706
5 Years	$2875
10 Years	$5907

If the policy is surrendered at the end of the applicable time period (with C-Share Rider):

1 Year	$578
3 Years	$1749
5 Years	$2941
10 Years	$6021

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with C-Share Rider):

1 Year	$578
3 Years	$1749
5 Years	$2941
10 Years	$6021

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

C-Share Rider: The fee is a percentage of the daily net asset value in the separate account.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses plus any optional separate account expenses, but does not include any annual optional rider fees.

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Beneficiary Earnings Enhancement - Extra II: This fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the

“principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Income Select for Life Rider and Retirement Income Choice Rider - base benefit: The fee is a percentage of the withdrawal base. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Income Select for Life Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Income Select for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income Enhancement Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income Select for Life Rider base benefit fee.

Retirement Income Choice Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice Rider with one or more of the following options - Death Benefit Option, Joint Life Option, Income Enhancement Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Retirement Income Choice Rider base benefit fee.

Maximum Total Retirement Income Choice Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary the Retirement Income Choice rider fees can increase when there is an automatic step-up. This reflects the maximum fee increase resulting from an automatic step-up of the withdrawal base while the rider is in effect.

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Annuitization: You cannot annuitize before the fourth policy anniversary.

1.	THE ANNUITY POLICY

This prospectus describes the Flexible Premium Variable Annuity - F policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee rider, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives (at our administrative and service office) all information needed to issue the policy;

•	the Company receives (at our administrative and service office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Western Reserve Life Assurance Co. of Ohio and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by the Company for issue ages 0-80. For issue ages over 80, cumulative premium payments above $500,000 require prior approval by the Company.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP –Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by J.P. Morgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP - Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP –Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP –Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP –Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity - VIP Index 500 Portfolio – Service Class 2

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling US Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

Transamerica Series Trust — formerly known as AEGON/Transamerica Series Trust.

Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP at the end of the subaccount name.

Transamerica Templeton Global VP – Effective May 1, 2008, formerly known as Templeton Transamerica Global.

ProFund VP NASDAQ-100 – Effective December 28, 2007, formerly known as ProFund VP OTC.

ProFund VP Short NASDAQ-100 – Effective December 28, 2007, formerly known as ProFund VP Short OTC.

Please note: The ProFunds and the Access One Trust portfolios permit frequent transfers and investors in those portfolios may bear the additional costs and investment risks of frequent transfers.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds or Access subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds nor Access subaccounts.

Because the above restrictions do not apply to the ProFunds nor Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Note carefully:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Policy.

•

Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Policy. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.

•	Any fee that is charged by third parties offering investment allocation services for use with your Policy is in addition to the fees and expenses that apply under your Policy.

•	If you make withdrawals of policy value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59 1/2.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the three years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	9%
1 - 2	8%
2 - 3	7%
more than 3	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($ 100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%

2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

If the C-Share Rider is elected all surrender charges will be eliminated during the accumulation phase.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Account Value Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.30%.

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single request.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

C-Share Rider

If you elect the optional C-Share Rider, there is a rider fee at an annual rate of 0.15% of the daily net asset value in the separate account. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement - Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.60% of the “principal back” total withdrawal base on each rider anniversary prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Income Select for Life Rider and Additional Options Fees

If you elect the Income Select for Life Rider, there is an annual rider fee of 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Income Select for Life rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice Rider and Additional Options Fees

If you elect the Retirement Income Choice Rider, there is an annual rider fee of 0.60% (for single life) or 0.90% (for joint life) of the withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Retirement Income Choice Rider, then you will be charged a fee, for each option you elect, of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ACCESS ONE TRUST	0.25%
PROFUNDS	0.25%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND	0.50%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2007 we received $24,366,029.88 from TAM pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. We and our affiliates, including TCI, InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•	may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor”

program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives;

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2007, TCI received revenue sharing payments ranging from $2,500 to $49,350 (for a total of $381,768.22) from the following Fund managers and/or sub-advisers to participate in TCI’s events: ClearBridge Advisors, LLC, T. Rowe Price Associates Inc., Transamerica Investment Management, LLC, Van Kampen Asset Management, Morgan Stanley Investment Management, Inc., Janus Capital Management, LLC, Jennison Associates LLC, Pacific Investment Management Company LLC, MFS® Investment Management, American Century Investment Management, Inc., AllianceBernstein L.P., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Fidelity Management & Research Company, ING Clarion Real Estate Securities, BlackRock Advisors LLC, BlackRock Investment Management, LLC, Invesco AIM , Inc., Columbia Management Advisors, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, Inc., and RidgeWorth Capital Management, Inc. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A surrender may also reduce other benefits.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least three years after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you chose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the account value which is the greater of the policy value or cash value on the date we receive the required information at our administrative and service office

•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid

(The gross partial surrender is the amount you request to withdraw, plus any surrender charge that may be applicable.)

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

On each policy anniversary before your 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit of 0.25% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. There is an extra charge for this death benefit of 0.05% annually.

You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually and will not begin until one withdrawal period from the date we receive your written instructions at our administrative and service office. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

Keep in mind that partial withdrawals under the systematic payout option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee rider, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

In addition, with this guarantee your annuity payments are stabilized, or held level, throughout each year. The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee rider fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states.

C-Share Rider

The optional C-Share Rider eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time you purchase your policy.

Please note that the C-Share Rider does not eliminate any excess interest adjustment, nor does it modify other provisions including the systematic payout option.

Rider Fee. A rider fee equal to an effective annual rate of 0.15% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Termination. The rider is irrevocable.

The C-Share Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the C-Share Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Beneficiary Earnings Enhancement - Extra II

The optional Beneficiary Earnings Enhancement -Extra II rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Beneficiary Earnings Enhancement—Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement - Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Beneficiary Earnings Enhancement—Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Beneficiary Earnings Enhancement—Extra II—Additional Information” for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement—Extra II benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement—Extra II, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement—Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Beneficiary Earnings Enhancement—Extra II may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Beneficiary Earnings Enhancement—Extra II. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional — You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special — You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received all necessary information and the minimum required amount. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•

the additional premium payments will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. (New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed.)

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial

Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix — Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge or excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). See “Appendix — Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities — Service Class subaccount (which invests in the Transamerica U.S. Government Securities — Service Class portfolio of the Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities — Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back”

and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Other Terms and Conditions

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Income Select for Life Rider

You may elect to purchase the optional Income Select for Life Rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase.

The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life Rider for a qualified policy.

Income Select for Life - Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s younger spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Death Payment Option - Minimum Remaining Withdrawal Amount, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is age 59 are excess withdrawals: a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. You could still withdraw up to $5,000, which is the applicable income benefit percentage 5.0% multiplied by the total withdrawal base of $100,000, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $7,000 when you are 66 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,882.35.

See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income Select for Life Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Any withdrawal in excess of the maximum annual withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount on an equal to or greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

•	Upon the death of the annuitant, the Income Select for Life Rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charge or excess interest adjustment

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year (after age 59) without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Amount Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant or younger of annuitant and annuitant’s spouse if joint life option is elected) is not 59 years old on the date that the rider is elected (the “rider date”) and remains zero until the first day of the calendar year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
≥ 95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value) possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income Select for Life Rider” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Income Select for Life Rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class Transamerica Money Market VP – Service Class Fixed Account

Please note:

•

If you elect this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the first anniversary of the rider date (the “rider anniversary”), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choice.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following each rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Income Select for Life - Additional Options

You may elect the following options with the Income Select for Life Rider (the options are not mutually exclusive):

•	Growth

•	Additional Death Payment

•	Joint Life

•	Income Enhancement Benefit

There is an additional fee for each option. You can elect any combination of options.

1. Growth Option. If you elect the Income Select for Life Rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate.

•	This option does not provide for or guarantee any growth in the policy value.

2. Additional Death Payment Option. If you elect the Income Select for Life Rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit. Please note: The greater the death benefit payable under any guaranteed minimum death benefit option you have also elected, the more likely it is that an additional death benefit will not be payable under this rider option.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income Select for Life Rider” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments.

Please note:

•

The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•	Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life Rider.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

•	No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit, if applicable) exceeds the minimum remaining withdrawal amount.

3. Joint Life Option. If you elect the Income Select for Life Rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code (e.g. due to a change in marital status), then the rider will terminate and no additional withdrawals under the rider are permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

4. Income Enhancement Option. If you elect the Income Select for Life Rider, you can also elect to have your income benefit percentage double if either the annuitant or the annuitant’s spouse (if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if you are already confined in a hospital or nursing facility.

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The additional benefit provided by this option applies to both physical and cognitive ailments, like Alzheimer’s.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the 180-days (out of last 365 days) elimination period requirement.

Income Select for Life Rider and Additional Option Fees. A rider fee, 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base on each rider anniversary is charged annually prior to annuitization for the base benefit. If you elect options with the Income Select for Life Rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please note. Because the rider fee is a percentage of your total withdrawal base on each rider anniversary, the fee can be substantially more than 0.40% (single life) or 0.60% (joint life) of your policy value if that total withdrawal base is higher than your policy value.

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life Rider unless:

•	the annuitant is not yet age 81 (the limit may be lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life Rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life Rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

If you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

The Income Select for Life Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income Select for Life Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income Choice Rider

You may elect to purchase the optional Retirement Income Choice rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice rider for a qualified policy.

Retirement Income Choice – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. Under this benefit, you can withdraw up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could withdraw up to $8,144 which is the applicable withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See the “Appendix — Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below. The rider withdrawal amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0-58	0.0%
59-69	5.0%
70-79	6.0%
≥80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Transamerica PIMCO Total Return VP – Service Class Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit) exceeds the rider death benefit. The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate). The new rider date will be the date the Company receives all necessary information. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income Choice – Additional Options

You may elect the following options with the Retirement Income Choice rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option.

1. Additional Death Payment Option. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. See “Section 8. Death Benefit.” The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with the Retirement Income Choice rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Option. If you elect this rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the rider withdrawal amount to be withdrawn until the death of the annuitant or the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code (e.g. due to a change in marital status), then the rider will terminate and no additional withdrawals under the rider are permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice Rider and Additional Option Fees. A rider fee, 0.60% for single life or 0.90% for joint life of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with the Retirement Income Choice rider, you will be charged a fee for each option you elect, that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% (single life) or 0.90% (joint life) of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice Rider Issue Requirements

The Company will not issue the Retirement Income Choice rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income Choice rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a mandatory annuitization date at which time your policy will be annuitized according to its terms. However, if you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

The Retirement Income Choice rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. If state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void. If state law requires, we will refund your original premium payment(s).

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Western Reserve Life Assurance Co. of Ohio

Western Reserve Life Assurance Co. of Ohio was incorporated under the laws of the State of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, and all states except New York. The Company is obligated to pay all benefits under the policy.

The Separate Account

The Company established a separate account, called Separate Account VA V, under the laws of the State of Ohio on December 17, 2003. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banks and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, Western Reserve, InterSecurities, Inc. (ISI) and other affliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the policy.

ISI pays its branch managers a portion of the commissions received from Western Reserve for the sale of the policies. Sales representatives receive a portion of the commissions for their sales of policies in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of policies in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive, directly or indirectly, additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our policies. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We and our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $2,000 to $15,750 in 2007 for the sales of the Western Reserve’s insurance products.

During 2007, we entered into “preferred product” arrangements with ISI, WGS, Berthel Fisher & Co Financial Services, H. Beck Inc., First Founders Securities Inc., Harbour Investments Inc., Coordinated Capital Securities, Inc., Trustmont Financial Group, Inc., Packerland Brokerage Services, Inc. and Investors Capital Corp. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid in 2007
H. Beck, Inc.	$10,000
Berthel Fisher	$10,000
Investors Capital Corp.	$15,750
First Founders Securities, Inc.	$2,725
Harbour Investments, Inc.	$6,000
Coordinated Capital Securities, Inc.	$2,000
Trustmont Financial Group, Inc.	$2,000
Packerland Brokerage Services, Inc.	$3,000

No specific charge is assessed directly to Policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Western Reserve Life Assurance Co. of Ohio
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A - Condensed Financial Information

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2007. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	1-800-851-9777
writing:	Western Reserve Life Assurance Co. of Ohio
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.138237	$1.186141	374,049
Subaccount Inception Date May 1, 2004.	2006	$1.062127	$1.138237	83,483.405
	2005	$1.000000	$1.062127	27,984.659
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.303577	$1.376197	346,357
Subaccount Inception Date May 1, 2004.	2006	$1.151666	$1.303577	68,095.274
	2005	$1.000000	$1.151666	5,945.007
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.194249	$1.263120	1,803,189
Subaccount Inception Date May 1, 2004	2006	$1.093644	$1.194249	43,190.189
	2005	$1.000000	$1.093644	24,954.186
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.254741	$1.324935	4,118,462
Subaccount Inception Date May 1, 2004.	2006	$1.125509	$1.254741	452,929.034
	2005	$1.000000	$1.125509	136,979.676
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.028417	$1.095389	729,936
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.028417	35,049.171
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.305432	$1.337323	201,723
Subaccount Inception Date May 1, 2004.	2006	$1.140035	$1.305432	36,361.336
	2005	$1.000000	$1.140035	2,288.518
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.239796	$1.137545	97,826
Subaccount Inception Date May 1, 2004	2006	$1.086596	$1.239796	46,504.999
	2005	$1.000000	$1.086596	0
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.622044	$1.482426	109,368
Subaccount Inception Date May 1, 2004	2006	$1.164047	$1.622044	70,654.914
	2005	$1.000000	$1.164047	18,274.001
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.045581	$1.019336	65,087
Subaccount Inception Date May 1, 2004	2006	$1.039186	$1.045581	68,789.818
	2005	$1.000000	$1.039186	51,472.116
Transamerica JPMorgan Core Bond VP - Service Class(1)	2007	$1.016508	$1.063945	0
Subaccount Inception Date May 1, 2004	2006	$0.998987	$1.016508	550.240
	2005	$1.000000	$0.998987	0
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.197622	$1.226335	49,518
Subaccount Inception Date May 1, 2004	2006	$1.060958	$1.197622	0
	2005	$1.000000	$1.060958	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.266910	$1.253278	56,043
Subaccount Inception Date May 1, 2004.	2006	$1.090760	$1.266910	63,364.559
	2005	$1.000000	$1.090760	29,617.862

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.121825	$1.120360	58,615
Subaccount Inception Date May 1, 2004.	2006	$1.032863	$1.121825	44,730.990
	2005	$1.000000	$1.032863	20,306.602
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.002997	53,995
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.159957	$1.368052	7,455
Subaccount Inception Date May 1, 2004.	2006	$1.123441	$1.159957	0
	2005	$1.000000	$1.123441	0
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.256154	$1.440359	$34,828
Subaccount Inception Date May 1, 2004.	2006	$1.283085	$1.256154	0
	2005	$1.000000	$1.283085	2,313.052
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.020088	$1.089627	8,327
Subaccount Inception Date May 1, 2004.	2006	$0.999936	$1.020088	548.343
	2005	$1.000000	$0.999936	0
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.225033	$1.239435	56,475
Subaccount Inception Date May 1, 2004.	2006	$1.051035	$1.225033	464.479
	2005	$1.000000	$1.051035	0
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.186734	$1.273108	22,439
Subaccount Inception Date May 1, 2004.	2006	$1.169575	$1.186734	0
	2005	$1.000000	$1.169575	0
Transamerica Templeton Global VP – Service Class(2)	2007	$1.284453	$1.449907	143,012
Subaccount Inception Date May 1, 2004.	2006	$1.104405	$1.284453	0
	2005	$1.000000	$1.104405	0
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.350499	$1.338344	209,487
Subaccount Inception Date May 1, 2004.	2006	$1.187906	$1.350499	36,128.362
	2005	$1.000000	$1.187906	3,386.055
Transamerica Balanced VP – Service Class(1)	2007	$1.184255	$1.318144	112,902
Subaccount Inception Date May 1, 2004.	2006	$1.109163	$1.184255	75,027.452
	2005	$1.000000	$1.109163	31,493.210
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.213460	$1.409159	21,696
Subaccount Inception Date May 1, 2004.	2006	$1.116899	$1.213460	0
	2005	$1.000000	$1.116899	0
Transamerica Equity VP – Service Class(1)	2007	$1.312738	$1.495545	124,182
Subaccount Inception Date May 1, 2004	2006	$1.043788	$1.312738	21,131.316
	2005	$1.000000	$1.043788	0
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.282318	$1.545140	22,661
Subaccount Inception Date May 1, 2004.	2006	$1.245005	$1.282318	0
	2005	$1.000000	$1.245005	0
Transamerica Money Market VP – Service Class(1)	2007	$1.033213	$1.062701	741,761
Subaccount Inception Date May 1, 2004	2006	$1.007242	$1.033213	117,180
	2005	$1.000000	$1.007242	115,985
Transamerica Science & Technology VP – Service Class(1)	2007	$1.145864	$1.490553	7,739
Subaccount Inception Date May 1, 2004	2006	$1.158187	$1.145864	0
	2005	$1.000000	$1.158187	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.337877	$1.633809	46,364
Subaccount Inception Date May 1, 2004.	2006	$1.156522	$1.337877	36,912.958
	2005	$1.000000	$1.156522	3,862.589

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.012225	$1.051193	0
Subaccount Inception Date May 1, 2004.	2006	$1.000304	$1.012225	552.566
	2005	$1.000000	$1.000304	273,526.492
Transamerica Value Balanced VP – Service Class(1)	2007	$1.206992	$1.261527	178,205
Subaccount Inception Date May 1, 2004.	2006	$1.068541	$1.206992	55,237.125
	2005	$1.000000	$1.068541	22,157.338
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.218957	$1.462824	16,149
Subaccount Inception Date May 1, 2004.	2006	$1.132802	$1.218957	0
	2005	$1.000000	$1.132802	0
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.012225	$1.051193	62,630
Subaccount Inception Date May 1, 2004	2006	$1.000304	$1.012225	0
	2005	$1.000000	$1.000304	273,526
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.215607	$1.255234	31,069
Subaccount Inception Date May 1, 2004.	2006	$1.072468	$1.215607	1,353.629
	2005	$1.000000	$1.072468	1,001.122
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.167290	0
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110749	0
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.955136	0
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914112	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145789	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.027842	4,559
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056453	0
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862884	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.008884	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911328	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974081	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.008954	0
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089525	0
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.060404	0
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998183	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.176262	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823024	0
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981742	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971787	0
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.080483	0
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.904077	0
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914801	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952687	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885303	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080385	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.072947	0
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029222	0

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.191240	$1.246299	1,532,520
Subaccount Inception Date May 1, 2004.	2006	$1.107232	$1.191240	1,452,500.375
	2005	$1.069667	$1.107232	709,931.146
	2004	$1.000000	$1.069667	235,461
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.392282	$1.475671	1,016,195
Subaccount Inception Date May 1, 2004.	2006	$1.225220	$1.392282	555,528.351
	2005	$1.110523	$1.225220	348,850.965
	2004	$1.000000	$1.110523	34,029
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.254838	$1.332469	6,267,264
Subaccount Inception Date May 1, 2004.	2006	$1.144643	$1.254838	3,817,587.608
	2005	$1.083915	$1.144643	1,498,073.355
	2004	$1.000000	$1.083915	419,087
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.335662	$1.415973	5,778,684
Subaccount Inception Date May 1, 2004.	2006	$1.193406	$1.335662	3,691,256.896
	2005	$1.103537	$1.193406	1,439,621.422
	2004	$1.000000	$1.103537	353,038
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.031107	$1.102600	726,393
Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.031107	162,675.947
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.508757	$1.551747	136,250
Subaccount Inception Date May 1, 2004.	2006	$1.312444	$1.508757	119,282.141
	2005	$1.150439	$1.312444	56,568.953
	2004	$1.000000	$1.150439	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.374450	$1.266106	96,690
Subaccount Inception Date May 1, 2004.	2006	$1.199895	$1.374450	87,135.224
	2005	$1.132275	$1.199895	111,930.624
	2004	$1.000000	$1.132275	16,793
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.110125	$1.936139	178,282
Subaccount Inception Date May 1, 2004.	2006	$1.508392	$2.110125	215,581.695
	2005	$1.351979	$1.508392	127,334.100
	2004	$1.000000	$1.351979	16,495
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.144412	$1.120110	233,544
Subaccount Inception Date May 1, 2004.	2006	$1.132962	$1.144412	478,602.494
	2005	$1.097497	$1.132962	442,206.100
	2004	$1.000000	$1.097497	159,643
Transamerica JPMorgan Core Bond VP – Service Class(1)	2007	$1.058698	$1.112506	78,307
Subaccount Inception Date May 1, 2004.	2006	$1.036384	$1.058698	81,364.702
	2005	$1.030085	$1.036384	62,657.787
	2004	$1.000000	$1.030085	0
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.255305	$1.290495	32,420
Subaccount Inception Date May 1, 2004.	2006	$1.107705	$1.255305	7,519.824
	2005	$1.088896	$1.107705	7,107.196
	2004	$1.000000	$1.088896	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.269512	$1.260830	88,973
Subaccount Inception Date May 1, 2004.	2006	$1.088716	$1.269512	45,295.924
	2005	$1.063978	$1.088716	46,353.674
	2004	$1.000000	$1.063978	30,454
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.179923	$1.183062	101,056
Subaccount Inception Date May 1, 2004.	2006	$1.082108	$1.179923	58,426.565
	2005	$1.081509	$1.082108	4,811.142
	2004	$1.000000	$1.081509	27,276
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.005631	19,210
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.235651	$1.463108	80,629
Subaccount Inception Date May 1, 2004.	2006	$1.192064	$1.235651	27,238.567
	2005	$1.117547	$1.192064	26,738.757
	2004	$1.000000	$1.117547	20,636
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.161101	$1.336646	34,715
Subaccount Inception Date May 1, 2004.	2006	$1.181354	$1.161101	3,886.394
	2005	$1.111982	$1.181354	3,340.713
	2004	$1.000000	$1.111982	237
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.063320	$1.140309	72,910
Subaccount Inception Date May 1, 2004.	2006	$1.038234	$1.063320	33,429.699
	2005	$1.032272	$1.038234	26,924.260
	2004	$1.000000	$1.032272	530
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.332814	$1.353841	539,659
Subaccount Inception Date May 1, 2004.	2006	$1.139026	$1.332814	550,224.063
	2005	$1.113124	$1.139026	407,697.565
	2004	$1.000000	$1.113124	170,829
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.175433	$1.265986	28,295
Subaccount Inception Date May 1, 2004.	2006	$1.153892	$1.175433	349.198
	2005	$1.060320	$1.153892	140.127
	2004	$1.000000	$1.060320	30

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class(2)	2007	$1.336813	$1.514988	328,334
Subaccount Inception Date May 1, 2004.	2006	$1.144922	$1.336813	38,888.392
	2005	$1.083161	$1.144922	73,665.394
	2004	$1.000000	$1.083161	9,426
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.619888	$1.611676	759,917
Subaccount Inception Date May 1, 2004.	2006	$1.419283	$1.619888	454,739.770
	2005	$1.215339	$1.419283	95,812.185
	2004	$1.000000	$1.215339	74,317
Transamerica Balanced VP – Service Class(1)	2007	$1.253133	$1.400340	204,227
Subaccount Inception Date May 1, 2004.	2006	$1.169073	$1.253133	73,091.490
	2005	$1.100266	$1.169073	74,338.861
	2004	$1.000000	$1.100266	55,477
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.220483	$1.422926	68,489
Subaccount Inception Date May 1, 2004.	2006	$1.118962	$1.220483	36,175.674
	2005	$1.096322	$1.118962	65,540.268
	2004	$1.000000	$1.096322	28
Transamerica Equity VP – Service Class(1)	2007	$1.359337	$1.554772	431,872
Subaccount Inception Date May 1, 2004.	2006	$1.027696	$1.359337	547,220.969
	2005	$1.006026	$1.027696	353,418.176
	2004	$1.000000	$1.006026	108,851
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.257359	$1.521076	104,350
Subaccount Inception Date May 1, 2004	2006	$1.215988	$1.257359	249,368.972
	2005	$1.064060	$1.215988	281,964.444
	2004	$1.000000	$1.064060	97,174
Transamerica Money Market VP – Service Class(1)	2007	$1.038197	$1.072051	110,059
Subaccount Inception Date May 1, 2004	2006	$1.008142	$1.038197	84,412.377
	2005	$.996536	$1.008142	191,558.255
	2004	$1.000000	$0996536	50,177
Transamerica Science & Technology VP – Service Class(1)	2007	$1.067850	$1.394574	7,794
Subaccount Inception Date May 1, 2004	2006	$1.075095	$1.067850	6,224.879
	2005	$1.070744	$1.075095	0.000
	2004	$1.000000	$1.070744	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.457419	$1.786846	368,485
Subaccount Inception Date May 1, 2004.	2006	$1.254922	$1.457419	189,062.762
	2005	$1.124021	$1.254922	134,638.659
	2004	$1.000000	$1.124021	49,059
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.045891
Subaccount Inception Date May 1, 2004.	2006	$1.029514	$1.045891	110,620.916
	2005	$1.024115	$1.029514	10,073.810
	2004	$1.000000	$1.024115	7,454
Transamerica Value Balanced VP – Service Class(1)	2007	$1.285568	$1.348978	62,743
Subaccount Inception Date May 1, 2004.	2006	$1.133642	$1.285568	51,242.656
	2005	$1.082783	$1.133642	51,745.095
	2004	$1.000000	$1.082783	22,326
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.222671	$1.473106	65,672
Subaccount Inception Date May 1, 2004.	2006	$1.131799	$1.222671	35,131.266
	2005	$1.069928	$1.131799	117,940.579
	2004	$1.000000	$1.069928	14,042

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.045891	$1.090460	112,368
Subaccount Inception Date May 1, 2004	2006	$1.029514	$1.045891	1,958
	2005	$1.024115	$1.029514	10,074
	2004	$1.000000	$1.024115	0
Fidelity - VIP Index 500 Portfolio – Service Class 2	2007	$1.270890	$1.317533	155,237
Subaccount Inception Date May 1, 2004.	2006	$1.116852	$1.270890	152,595.253
	2005	$1.083634	$1.116852	10,422.624
	2004	$1.000000	$1.083634	1,536
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168774	22,363
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.112169	0
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.957124	0
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915283	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.147249	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029153	0
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057800	0
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863985	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.010167	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.912490	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.975324	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.011056	0
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090919	0
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.062612	0
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.999452	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177763	0
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.824070	0
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982988	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973025	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.082734	0
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.905966	0
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915968	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953902	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.886432	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081759	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.074309	0
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.030530	0

(1)	Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transameica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	Formerly known as Templeton Transamerica Global.

(3)	Formerly known as ProFund VP OTC.

(4)	Formerly known as ProFund VP Short OTC.

The Transamerica Index 50 VP — Service Class and Transamerica Index 75 VP—Service Class had not commenced operations as of December 31, 2007, therefore, comparable data is not available.

APPENDIX

BENEFICIARY EARNINGS ENHANCEMENT—EXTRA II RIDER—ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement—Extra II is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $ 110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $ 95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $ 605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $ 115,000 – $ 0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 – $ 25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $ 145,000 – $ 25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date = $110,000 – $ 25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 – $ 25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $ 105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $ 31,500)	$176,500

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and C is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 – $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Example 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Lifetime Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$ 100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 – $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 – $7,000)) * ($100,000 – $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$ 100,000 – $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 – $7,000)) * $100,000 = $1,204.82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount? $1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 – $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000 Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$ 100,000 – $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 – $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 – $5,000)) * ($100,000 – $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$ 100,000 – $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 – $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 – $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06
New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME SELECT FOR LIFE RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Income Select with Growth and Additional Death Payment Options):

Assumptions:

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS—INCOME SELECT FOR LIFE RIDER — (CONTINUED)

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% Withdrawal (“WD”) beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$ 100,000–$8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select With Growth And Additional Death Payment Options):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000 5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS—INCOME SELECT FOR LIFE RIDER — (CONTINUED)

EWD = $1,856 ($10,000–$8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000–$8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV–5% WD)) * (MRWA–5% WD)

2.	($1,856 / ($90,000–$8,144)) * ($100,000–$8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount? $2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$ 100,000–$10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE: For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV–5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000–$8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount? $3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based? $162,889–$3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS—INCOME SELECT FOR LIFE RIDER — (CONTINUED)

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount? $159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select With Growth And Additional Death Payment Options):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000 Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage would then be 10%.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $16,288.90

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$ 100,000–$16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and C is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER - (CONTINUED)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000–$5,000)

PV = $90,000

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV–5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000–$5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount? $2,352.94 pro rata amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER - (CONTINUED)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 – $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount? $97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + ..05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER - (CONTINUED)

Assumptions:

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)

2.	$ 100,000–$8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER - (CONTINUED)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000–$8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000–$8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV–5% withdrawal)) * (RDB–5% withdrawal)

2.	($1,856 / ($90,000–$8,144)) * ($100,000–$8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000–$10,226.74= $89,773.26

Result. The rider benefit is $89,773.26.

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The total withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV–5% withdrawal)) * WB before any adjustments

2.	($1,856 / ($90,000–$8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER - (CONTINUED)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889–$3,693.34 = $159,195.66

Result. The new withdrawal base is $159,195.66

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$159,195.66 (the adjusted withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base.

FLEXIBLE PREMIUM

VARIABLE ANNUITY – F

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2008

to the

Prospectus dated May 1, 2008

EXCHANGE OFFER

The Company will permit owners of certain variable annuity policies previously issued by the Company to exchange their policies at net asset value for the Flexible Premium Variable Annuity-F policy described in the prospectus, and which is marketed under the name “WRL Freedom Multiple Variable Annuity” (the “New Policy”). This offer applies to the exchange of the Company’s WRL Freedom Attainer® Variable Annuity, WRL Freedom Bellwether® Variable Annuity, WRL Freedom Conqueror® Variable Annuity, WRL Freedom Wealth Creator® Variable Annuity, WRL Freedom Enhancer® Variable Annuity, WRL Freedom Enhancer® II Variable Annuity, WRL Freedom Premier® Variable Annuity, WRL Freedom Premier® II Variable Annuity, WRL Freedom Variable Annuity, WRL Freedom Access® Variable Annuity, and WRL Freedom Access® II Variable Annuity policies issued on policy forms VA 00010, VA 16, VA 25, VA 32, WL 18, VA 30, VA 020688, WL 17, and WL 31 or state variations thereof (each an “Existing Policy” and collectively, the “Existing Policies”). In order to accept the exchange offer (1) the Existing Policy must be out of its surrender charge period and (2) the C-share Rider must be elected on the New Policy. To make the exchange, you must send the Company a completed application for the New Policy, the Existing Policy being exchanged (unless lost or destroyed), and a signed exchange offer acknowledgement form.

Exchanging your Existing Policy for the New Policy will terminate your Existing Policy and all its benefits. This means, for example, if you accept the exchange offer you will lose the Existing Policy’s death benefit which could be greater than the New Policy’s death benefit. Certain benefits and features are also not available on the New Policy nor are they currently being offered on the Existing Policies. By accepting the exchange offer you would lose these benefits and features and not be able to get them back.

There are many differences between the New Policy and the Existing Policies. For example, the fees and expenses may be different, and generally will be higher for the New Policy than for the Existing Policies. Consult your personal financial representative to discuss these differences and whether an exchange would be suitable for your financial, retirement, and insurance needs.

The Company reserves the right to suspend or terminate this exchange offer at any time.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – F dated May 1, 2008

AGO1349

Below is a general guide to certain features that you should review in your Existing Policy and prospectus. Do not rely solely on this guide in examining the differences between your Existing Policy and the New Policy. There may be additional differences important for you to consider prior to making an exchange. Please note, this guide does not create or modify any existing rights or benefits all of which are only established by your Existing Policy. You should review the new and existing prospectuses, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative before you submit the exchange request to the Company.

	New Policy	Existing Policies
	WRL Freedom Multiple Variable Annuity Form No.: AV1086 101 183 1203	WRL Freedom Attainer® Variable Annuity Form No.: VA 00010	WRL Freedom Bellwether® Variable Annuity Form No.: VA 00010	WRL Freedom Conqueror® Variable Annuity Form No.: VA 00010	WRL Freedom Wealth Creator® Variable Annuity Form No.: VA 16
Annual Contract Charge	$30 (waived if premiums less surrenders or annuity value ≥ $50,000)	$30	$30	$35	$35 (waived if premiums less withdrawals ≥ $50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.45% (1.30% + 0.15% for C-share Rider)	1.10%	1.25%	1.25%	1.40% years 1-7; 1.25% thereafter (not guaranteed)

Administrative Charge	0.15%	0.15%	0.15%	0.15%	none

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class	Initial Class (certain policies only); Service Class	Initial Class (certain policies only); Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	1.5%	4%	4%	4%	4%

Premium Enhancement	No	No	No	No	No

Standard Death Benefit	Account Value	Generally, the greater of: • annuity value; • compounding value; and • anniversary value. (subject to limitations)	Generally, the greater of: • annuity value; • compounding value; and • anniversary value. (subject to limitations)	Generally, the greater of: • annuity value; • compounding value; and • anniversary value. (subject to limitations)	Generally, the greater of: • annuity value; • compounding value; and • anniversary value. (subject to limitations)

Optional Death Benefits*	Return of Premium; Annual Step-Up	None	None	None	None

Optional Riders*	Guaranteed Principal Solutions; Income Select; BEE Extra II	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**

*	There is an additional charge for these optional features.
**	No longer available for issue.

	New Policy	Existing Policies
	WRL Freedom Multiple Variable Annuity Form No.: AV1086 101 183 1203	WRL Freedom Enhancer® Variable Annuity Form No.: VA 25	WRL Freedom Enhancer® II Variable Annuity Form No.: VA 32	WRL Freedom Premier® Variable Annuity Form No.: WL 18	WRL Freedom Premier® II Variable Annuity Form No.: VA 30
Annual Contract Charge	$30 (waived if premiums less surrenders or annuity value ≥ $50,000)	$30 (waived if premiums less withdrawals ≥ $50,000)	$30 (waived if premiums less withdrawals ≥ $50,000)	$30 (waived if premiums less withdrawals ≥ $50,000)	$35 (waived if premiums less withdrawals ≥ $50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.45% (1.30% + 0.15% for C-share Rider)	1.25%	1.00%	1.00%	0.85%

Administrative Charge	0.15%	0.40%	0.40%	0.40%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class	Service Class	Initial Class; Service Class	Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	1.5%	3%	2%	3%	2%

Premium Enhancement	No	Yes	Yes	No	No

Standard Death Benefit	Account Value	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)

Optional Death Benefits*	Return of Premium; Annual Step-Up	Annual Compounding; Annual Step-Up	Annual Compounding; Annual Step-Up	Annual Compounding; Monthly Step-Up	Annual Compounding; Annual Step-Up

Optional Riders*	Guaranteed Principal Solutions; Income Select; BEE Extra II	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**

*	There is an additional charge for these optional features.
**	No longer available for issue.

	New Policy	Existing Policies
	WRL Freedom Multiple Variable Annuity Form No.: AV1086 101 183 1203	WRL Freedom Variable Annuity Form No.: VA 020688	WRL Freedom Access® Variable Annuity Form No.: WL 17	WRL Freedom Access® II Variable Annuity Form No.: VA 31
Annual Contract Charge	$30 (waived if premiums less surrenders or annuity value ≥ $50,000)	$30	$30 (waived if premiums less withdrawals ≥ $50,000)	$30 (waived if premiums less withdrawals ≥ $50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.45% (1.30% + 0.15% for C-share Rider)	1.25%	1.25%	1.25%

Administrative Charge	0.15%	none	0.40%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class	Initial Class; Service Class	Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	1.5%	4%	3%	2%

Premium Enhancement	No	No	No	No

Standard Death Benefit	Account Value	Generally, the greater of: • annuity value; • compounding value; and • anniversary value. (subject to limitations)	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • return of premium value. (subject to limitations)

Optional Death Benefits*	Return of Premium; Annual Step-Up	None	Annual Compounding; Annual Step-Up	None

Optional Riders*	Guaranteed Principal Solutions; Income Select; BEE Extra II	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**	Additional Earnings Rider**; Guaranteed Minimum Income Benefit**

*	There is an additional charge for these optional features.
**	No longer available for issue.

STATEMENT OF ADDITIONAL INFORMATION

FLEXIBLE PREMIUM VARIABLE ANNUITY - F

Issued through

SEPARATE ACCOUNT VA V

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Flexible Premium Variable Annuity - F offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the current prospectus by calling (800) 851-9777, or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2008

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LEGAL MATTERS	32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	32
OTHER INFORMATION	33
FINANCIAL STATEMENTS	33
APPENDIX A	34
CONDENSED FINANCIAL INFORMATION	34

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least three years after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge or excess interest adjustment and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

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Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, Income Select for Life Rider, and the Retirement Income Choice Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

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Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.” If the C – Share rider is elected, the surrender charge percentage is zero.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve Life Assurance Co. of Ohio (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing

8

subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to
51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment
= 54,181.21 + (-3,052.00) = 51,129.21
Portion of penalty-free amount which is deducted	=cumulative earnings
from cumulative earnings	= 4,181.21
Portion of penalty-free amount which is deducted	= 5,000 – 4,181.21
from premium	= 818.79
Surrender charges	= (50,000.00 – 818.79)* .08 = 3,934.50
Net surrender value at middle of policy year 2	= 51,129.21 - 3,934.50 = 47,194.71

Upon full surrender of the policy, the net surrender value will never be less than that required by the non-forfeiture laws of your state.

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of penalty-free amount which is deducted	= cumulative earnings
from cumulative earnings	= 4,181.21
Portion of penalty-free amount which is deducted	= 5,000.00 – 4,181.21
from premium	= 818.79
Surrender charges	= (50,000.00 – 818.79) * .08 = 3,934.50
Net surrender value at middle of policy year 2	= 55,931.21 - 3,934.50 = 51,996.71

Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state.

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 – .065) * (42/12) = -553.66
EPW = 20,000.00 – 5,000.00 = 15,000.00
To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1-surrender charge).
New EPW = 15,000/(1 – .08) = 16,304.35
SC = .08 * (16,304.35 – (-553.66)) = 1,348.64
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,348.64) = 32,278.91

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 – .045)* (42/12) = 553.66
EPW = 20,000.00 – 5,000.00 = 15,000.00
To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1-surrender charge).
New EPW = 15,000/(1 – .08) = 16,304.35
SC = .08 * (16,304.35 – 553.66) = 1,260.06
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,260.06) = 33,474.81

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

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Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company at its administrative and service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

14

Death Benefit

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender;

(2)	is the adjustment factor = current death proceeds prior to the gross partial surrender divided by the policy value prior to the gross partial surrender, where death proceeds are equal to the maximum of the policy value, cash value, and the death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,600
Adjusted partial surrender = $15,600 * (75,000/50,000)	$23,400
New guaranteed minimum death benefit (after surrender) = 75,000 – 23,400	$51,600
New policy value (after surrender) = 50,000 – 15,600	$34,400

Summary:

Reduction in guaranteed minimum death benefit	=$	23,400
Reduction in policy value	=$	15,600

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

** The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Example 2

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,450
Adjusted partial surrender = $15,450 * (75,000/75,000)	$15,450
New guaranteed minimum death benefit (after surrender) = 50,000 – 15,450	$34,550
New policy value (after surrender) = 75,000 – 15,450	$59,550

Summary:

Reduction in the guaranteed minimum death benefit	=$	15,450
Reduction in policy value	=$	15,450

15

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

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Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

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Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012

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Hypothetical Changes in Annuity Units with Stabilized Payments*

December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner

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under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners,

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participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i)reaches age 70  1/2 or (ii)retires, and must be made in a specified form or manner. If a participant in a Section 401(a)plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first

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contribution to any Roth IRA of the individual and made after attaining age 59 1/2 , to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2 , severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for

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federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

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Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $ 11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $ 11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.70% on an annual basis; On a daily basis, this equals 0.000046185.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000046185 = Z = 1.014866096
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $ X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return.

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The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the policy value held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $ X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

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C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $ X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $ Y

Then, the first monthly variable annuity payment =	$X * $Y	= $ Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $ X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $ Y

Then, the number of annuity units =	$X	= Z
$ Y

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HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

27

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Other Subaccount Yields

The Company may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the money market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 -1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for

28

which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period. P = A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

29

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Division may determine the items are correct. The Company’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

30

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Corporation, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. During fiscal year 2007, the amounts paid to TCI in connection with all policies sold through the separate account were $2,487,806. TCI passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

During fiscal years 2007, 2006, and 2005, the amounts paid to AFSG in connection with all policies sold through the separate account were $1,228,280, $2,788,143, and $2,720,533, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the

31

right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Financial statements of the Flexible Premium Variable Annuity - F subaccounts of Separate Account VA V, which are available for investment by Flexible Premium Variable Annuity - F policy owners on December 31, 2007 and for the

32

periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA V, which are available for investment by Flexible Premium Variable Annuity - F policy owners, are contained herein. The statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

33

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.138237	$1.186141	374,049
Subaccount Inception Date May 1, 2004.	2006	$1.062127	$1.138237	83,483.405
	2005	$1.000000	$1.062127	27,984.659
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.303577	$1.376197	346,357
Subaccount Inception Date May 1, 2004.	2006	$1.151666	$1.303577	68,095.274
	2005	$1.000000	$1.151666	5,945.007
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.194249	$1.263120	1,803,189
Subaccount Inception Date May 1, 2004	2006	$1.093644	$1.194249	43,190.189
	2005	$1.000000	$1.093644	24,954.186
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.254741	$1.324935	4,118,462
Subaccount Inception Date May 1, 2004.	2006	$1.125509	$1.254741	452,929.034
	2005	$1.000000	$1.125509	136,979.676
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.028417	$1.095389	729,936
Subaccount Inception Date May 1,2006	2006	$1.000000	$1.028417	35,049.171
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.305432	$1.337323	201,723
Subaccount Inception Date May 1, 2004.	2006	$1.140035	$1.305432	36,361.336
	2005	$1.000000	$1.140035	2,288.518
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.239796	$1.137545	97,826
Subaccount Inception Date May 1, 2004	2006	$1.086596	$1.239796	46,504.999
	2005	$1.000000	$1.086596	0
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.622044	$1.482426	109,368
Subaccount Inception Date May 1, 2004	2006	$1.164047	$1.622044	70,654.914
	2005	$1.000000	$1.164047	18,274.001
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.045581	$1.019336	65,087
Subaccount Inception Date May 1, 2004	2006	$1.039186	$1.045581	68,789.818
	2005	$1.000000	$1.039186	51,472.116
Transamerica JPMorgan Core Bond VP – Service Class(1)	2007	$1.016508	$1.063945	0
Subaccount Inception Date May 1, 2004	2006	$0.998987	$1.016508	550.240
	2005	$1.000000	$0.998987	0
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.197622	$1.226335	49,518
Subaccount Inception Date May 1, 2004	2006	$1.060958	$1.197622	0
	2005	$1.000000	$1.060958	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.266910	$1.253278	56,043
Subaccount Inception Date May 1, 2004.	2006	$1.090760	$1.266910	63,364.559
	2005	$1.000000	$1.090760	29,617.862
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.121825	$1.120360	58,615
Subaccount Inception Date May 1, 2004.	2006	$1.032863	$1.121825	44,730.990
	2005	$1.000000	$1.032863	20,306.602
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.002997	53,995
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.159957	$1.368052	7,455
Subaccount Inception Date May 1, 2004.	2006	$1.123441	$1.159957	0
	2005	$1.000000	$1.123441	0

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.256154	$1.440359	$34,828
Subaccount Inception Date May 1, 2004.	2006	$1.283085	$1.256154	0
	2005	$1.000000	$1.283085	2,313.052
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.020088	$1.089627	8,327
Subaccount Inception Date May 1, 2004.	2006	$0.999936	$1.020088	548.343
	2005	$1.000000	$0.999936	0
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.225033	$1.239435	56,475
Subaccount Inception Date May 1, 2004.	2006	$1.051035	$1.225033	464.479
	2005	$1.000000	$1.051035	0
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.186734	$1.273108	22,439
Subaccount Inception Date May 1, 2004.	2006	$1.169575	$1.186734	0
	2005	$1.000000	$1.169575	0
Transamerica Templeton Global VP – Service Class(2)	2007	$1.284453	$1.449907	143,012
Subaccount Inception Date May 1, 2004.	2006	$1.104405	$1.284453	0
	2005	$1.000000	$1.104405	0
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.350499	$1.338344	209,487
Subaccount Inception Date May 1, 2004.	2006	$1.187906	$1.350499	36,128.362
	2005	$1.000000	$1.187906	3,386.055
Transamerica Balanced VP – Service Class(1)	2007	$1.184255	$1.318144	112,902
Subaccount Inception Date May 1, 2004.	2006	$1.109163	$1.184255	75,027.452
	2005	$1.000000	$1.109163	31,493.210
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.213460	$1.409159	21,696
Subaccount Inception Date May 1, 2004.	2006	$1.116899	$1.213460	0
	2005	$1.000000	$1.116899	0
Transamerica Equity VP – Service Class(1)	2007	$1.312738	$1.495545	124,182
Subaccount Inception Date May 1, 2004	2006	$1.043788	$1.312738	21,131.316
	2005	$1.000000	$1.043788	0
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.282318	$1.545140	22,661
Subaccount Inception Date May 1, 2004.	2006	$1.245005	$1.282318	0
	2005	$1.000000	$1.245005	0
Transamerica Money Market VP – Service Class(1)	2007	$1.033213	$1.062701	741,761
Subaccount Inception Date May 1, 2004	2006	$1.007242	$1.033213	117,180
	2005	$1.000000	$1.007242	115,985
Transamerica Science & Technology VP – Service Class(1)	2007	$1.145864	$1.490553	7,739
Subaccount Inception Date May 1, 2004	2006	$1.158187	$1.145864	0
	2005	$1.000000	$1.158187	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.337877	$1.633809	46,364
Subaccount Inception Date May 1, 2004.	2006	$1.156522	$1.337877	36,912.958
	2005	$1.000000	$1.156522	3,862.589
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.012225	$1.051193	0
Subaccount Inception Date May 1, 2004.	2006	$1.000304	$1.012225	552.566
	2005	$1.000000	$1.000304	273,526.492
Transamerica Value Balanced VP – Service Class(1)	2007	$1.206992	$1.261527	178,205
Subaccount Inception Date May 1, 2004.	2006	$1.068541	$1.206992	55,237.125
	2005	$1.000000	$1.068541	22,157.338
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.218957	$1.462824	16,149
Subaccount Inception Date May 1, 2004.	2006	$1.132802	$1.218957	0
	2005	$1.000000	$1.132802	0

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.012225	$1.051193	62,630
Subaccount Inception Date May 1, 2004	2006	$1.000304	$1.012225	0
	2005	$1.000000	$1.000304	273,526
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.215607	$1.255234	31,069
Subaccount Inception Date May 1, 2004.	2006	$1.072468	$1.215607	1,353.629
	2005	$1.000000	$1.072468	1,001.122
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.167290	0
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.110749	0
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.955136	0
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914112	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.145789	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.027842	4,559
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056453	0
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.862884	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.008884	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911328	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974081	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.008954	0
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.089525	0
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.060404	0
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998183	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.176262	0
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823024	0
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.981742	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.971787	0
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.080483	0

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.904077	0
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914801	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.952687	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885303	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080385	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.072947	0
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029222	0

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.183494	$1.235128	4,808,380
Subaccount Inception Date May 1, 2004	2006	$1.102739	$1.183494	3,361,267.902
	2005	$1.067930	$1.102739	2,419,911.866
	2004	$1.000000	$1.067930	743,014
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.383209	$1.462427	3,639,325
Subaccount Inception Date May 1, 2004	2006	$1.220227	$1.383209	3,496,370.667
	2005	$1.108703	$1.220227	1,947,902.517
	2004	$1.000000	$1.108703	524,680
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.246660	$1.320507	11,298,595
Subaccount Inception Date May 1, 2004	2006	$1.139970	$1.246660	9,784,868.931
	2005	$1.082153	$1.139970	7,465,673.628
	2004	$1.000000	$1.082153	1,323,188
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.326971	$1.403290	13,666,674
Subaccount Inception Date May 1, 2004	2006	$1.188555	$1.326971	10,193,309.396
	2005	$1.101744	$1.188555	5,577,794.708
	2004	$1.000000	$1.101744	1,945,925
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.029432	$1.098098	2,860,542
Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.029432	1,205,196.724
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.498925	$1.537812	1,486,044
Subaccount Inception Date May 1, 2004	2006	$1.307094	$1.498925	1,669,216.877
	2005	$1.148571	$1.307094	967,890.469
	2004	$1.000000	$1.148571	239,083
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.365497	$1.254747	478,638
Subaccount Inception Date May 1, 2004	2006	$1.195001	$1.365497	873,584.118
	2005	$1.130431	$1.195001	378,713.466
	2004	$1.000000	$1.130431	212,322
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.096367	$1.918752	939,614
Subaccount Inception Date May 1, 2004	2006	$1.502240	$2.096367	1,497,347.194
	2005	$1.349771	$1.502240	602,090.730
	2004	$1.000000	$1.349771	82,174

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.136970	$1.110070	574,341
Subaccount Inception Date May 1, 2004	2006	$1.128351	$1.136970	1,024,332.316
	2005	$1.095709	$1.128351	1,111,731.233
	2004	$1.000000	$1.095709	292,443
Transamerica JPMorgan Core Bond VP – Service Class(1)	2007	$1.051793	$1.102522	180,012
Subaccount Inception Date May 1, 2004	2006	$1.032163	$1.051793	181,390.981
	2005	$1.028406	$1.032163	440,756.691
	2004	$1.000000	$1.028406	2,300
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.247107	$1.278908	365,918
Subaccount Inception Date May 1, 2004	2006	$1.103172	$1.247107	306,620.175
	2005	$1.087114	$1.103172	488,047.355
	2004	$1.000000	$1.087114	2,221
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.261226	$1.249500	347,446
Subaccount Inception Date May 1, 2004	2006	$1.084275	$1.261226	365,553.165
	2005	$1.062234	$1.084275	416,856.687
	2004	$1.000000	$1.062234	55,827
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.172239	$1.172454	359,813
Subaccount Inception Date May 1, 2004	2006	$1.077702	$1.172239	291,441.976
	2005	$1.079743	$1.077702	227,446.399
	2004	$1.000000	$1.079743	18,643
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.003984	362,551
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.227611	$1.449992	123,137
Subaccount Inception Date May 1, 2004	2006	$1.187214	$1.227611	57,333.581
	2005	$1.115732	$1.187214	76,283.238
	2004	$1.000000	$1.115732	3,965
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.153535	$1.324648	197,333
Subaccount Inception Date May 1, 2004	2006	$1.176545	$1.153535	116,713.209
	2005	$1.110173	$1.176545	100,111.432
	2004	$1.000000	$1.110173	26,842
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.056404	$1.130092	795,880
Subaccount Inception Date May 1, 2004	2006	$1.034009	$1.056404	231,194.502
	2005	$1.030594	$1.034009	234,271.779
	2004	$1.000000	$1.030594	108,391
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.324131	$1.341700	597,948
Subaccount Inception Date May 1, 2004	2006	$1.134388	$1.324131	596,740.598
	2005	$1.111309	$1.134388	338,665.200
	2004	$1.000000	$1.111309	4,690
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.167766	$1.254608	594,504
Subaccount Inception Date May 1, 2004	2006	$1.149190	$1.167766	700,234.404
	2005	$1.058595	$1.149190	433,284.171
	2004	$1.000000	$1.058595	59,742
Transamerica Templeton Global VP – Service Class(2)	2007	$1.328101	$1.501397	1,015,688
Subaccount Inception Date May 1, 2004	2006	$1.140258	$1.328101	772,313.406
	2005	$1.081403	$1.140258	433,543.850
	2004	$1.000000	$1.081403	70,311
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.609330	$1.597213	1,960,494
Subaccount Inception Date May 1, 2004	2006	$1.413499	$1.609330	1,773,931.268
	2005	$1.213361	$1.413499	1,759,994.926
	2004	$1.000000	$1.213361	462,115

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(1)	2007	$1.244966	$1.387777	585,264
Subaccount Inception Date May 1, 2004	2006	$1.164313	$1.244966	117,336.352
	2005	$1.098483	$1.164313	63,146.919
	2004	$1.000000	$1.098483	17,231
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.212541	$1.410193	178,628
Subaccount Inception Date May 1, 2004	2006	$1.114407	$1.212541	148,478.767
	2005	$1.094538	$1.114407	140,833.100
	2004	$1.000000	$1.094538	49,115
Transamerica Equity VP – Service Class(1)	2007	$1.350489	$1.540840	826,287
Subaccount Inception Date May 1, 2004	2006	$1.267166	$1.350489	1,080,186.104
	2005	$1.108233	$1.267166	1,094,415.870
	2004	$1.000000	$1.108233	669,468
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.249173	$1.507442	1,270,353
Subaccount Inception Date May 1, 2004	2006	$1.211037	$1.249173	1,004,644.467
	2005	$1.062326	$1.211037	768,108.535
	2004	$1.000000	$1.062326	55,852
Transamerica Money Market VP – Service Class(1)	2007	$1.031435	$1.062436	2,665,929
Subaccount Inception Date May 1, 2004	2006	$1.004024	$1.031435	696,489.076
	2005	$.994913	$1.004024	619,524.170
	2004	$1.000000	$.994913	352,992
Transamerica Science & Technology VP – Service Class(1)	2007	$1.060872	$1.382057	60,025
Subaccount Inception Date May 1, 2004	2006	$1.070704	$1.060872	15,730.610
	2005	$1.068997	$1.070704	15,324.026
	2004	$1.000000	$1.068997	37,291
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.447905	$1.770802	890,306
Subaccount Inception Date May 1, 2004	2006	$1.249799	$1.447905	714,246.012
	2005	$1.122189	$1.249799	710,287.045
	2004	$1.000000	$1.122189	45,733
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.039076	$1.080680	29,073
Subaccount Inception Date May 1, 2004	2006	$1.025323	$1.039076	10,625.487
	2005	$1.022445	$1.025323	40,482.929
	2004	$1.000000	$1.022445	0
Transamerica Value Balanced VP – Service Class(1)	2007	$1.277174	$1.336866	300,953
Subaccount Inception Date May 1, 2004	2006	$1.129008	$1.277174	728,831.607
	2005	$1.081020	$1.129008	43,422.329
	2004	$1.000000	$1.081020	14,808
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.214699	$1.459879	474,097
Subaccount Inception Date May 1, 2004	2006	$1.127180	$1.214699	298,767.028
	2005	$1.068185	$1.127180	285,537.273
	2004	$1.000000	$1.068185	2,017
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.039076	$1.080680	75,216
Subaccount Inception Date May 1, 2004	2006	$1.025323	$1.039076	0
	2005	$1.022445	$1.025323	40,483
	2004	$1.000000	$1.022445	0
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.262604	$1.305708	388,541
Subaccount Inception Date May 1, 2004	2006	$1.112301	$1.262604	310,803.533
	2005	$1.081875	$1.112301	1,897.185
	2004	$1.000000	$1.081875	693
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.167847	55,338

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111290	0
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.955875	187,853
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914554	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.146335	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028334	297,629
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.056954	22,797
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863289	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009363	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911765	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974547	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.009747	1,724,252
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090048	3,805
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.061228	49,289
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998658	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.176826	20,161
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823417	0
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982207	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972250	0
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.081329	0
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.904780	57,572
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915236	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953139	3,976
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885724	0

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.080899	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073453	574,070
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029713	0

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.141955	$1.192369	1,174,254
Subaccount Inception Date May 1, 2004	2006	$1.063511	$1.141955	44,588.683
	2005	$1.000000	$1.063511	0
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.307847	$1.383435	179,027
Subaccount Inception Date May 1, 2004	2006	$1.153179	$1.307847	19,809.901
	2005	$1.000000	$1.153179	0
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.198136	$1.269735	4,105,094
Subaccount Inception Date May 1, 2004	2006	$1.095062	$1.198136	1,034,909.948
	2005	$1.000000	$1.095062	245,739.882
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.258847	$1.331908	4,961,462
Subaccount Inception Date May 1, 2004	2006	$1.126979	$1.258847	1,182,474.375
	2005	$1.000000	$1.126979	127,185.320
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.029756	$1.098976	1,473,288
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029756	160,745.357
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.309697	$1.344341	63,152
Subaccount Inception Date May 1, 2004	2006	$1.141528	$1.309697	0
	2005	$1.000000	$1.141528	0
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.243849	$1.143533	34,862
Subaccount Inception Date May 1, 2004	2006	$1.088012	$1.243849	0
	2005	$1.000000	$1.088012	0
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.627348	$1.490209	69,343
Subaccount Inception Date May 1, 2004	2006	$1.165572	$1.627348	0
	2005	$1.000000	$1.165572	0
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.048997	$1.024694	53,780
Subaccount Inception Date May 1, 2004	2006	$1.040536	$1.048997	0
	2005	$1.000000	$1.040536	0
Transamerica JPMorgan Core Bond VP – Service Class(1)	2007	$1.019830	$1.069547	9,408
Subaccount Inception Date May 1, 2004	2006	$1.000281	$1.019830	0
	2005	$1.000000	$1.000281	0
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.201548	$1.232792	0
Subaccount Inception Date May 1, 2004	2006	$1.062345	$1.201548	0
	2005	$1.000000	$1.062345	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.271066	$1.259875	27,985
Subaccount Inception Date May 1, 2004	2006	$1.092190	$1.271066	0
	2005	$1.000000	$1.092190	0
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.125484	$1.126246	0
Subaccount Inception Date May 1, 2004	2006	$1.034204	$1.125484	0
	2005	$1.000000	$1.034204	0

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.004311	24,226
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.163751	$1.375242	0
Subaccount Inception Date May 1, 2004	2006	$1.124907	$1.163751	0
	2005	$1.000000	$1.124907	0
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.260248	$1.447905	27,454
Subaccount Inception Date May 1, 2004	2006	$1.284748	$1.260248	0
	2005	$1.000000	$1.284748	0
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.023419	$1.095350	0
Subaccount Inception Date May 1, 2004	2006	$1.001240	$1.023419	0
	2005	$1.000000	$1.001240	0
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.229031	$1.245942	63,584
Subaccount Inception Date May 1, 2004	2006	$1.052403	$1.229031	0
	2005	$1.000000	$1.052403	0
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.190609	$1.279792	0
Subaccount Inception Date May 1, 2004	2006	$1.171094	$1.190609	0
	2005	$1.000000	$1.171094	0
Transamerica Templeton Global VP – Service Class(2)	2007	$1.288638	$1.457510	6,668
Subaccount Inception Date May 1, 2004	2006	$1.105838	$1.288638	0
	2005	$1.000000	$1.105838	0
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.354924	$1.345392	269,666
Subaccount Inception Date May 1, 2004	2006	$1.189461	$1.354924	0
	2005	$1.000000	$1.189461	0
Transamerica Balanced VP – Service Class(1)	2007	$1.188126	$1.325070	9,909
Subaccount Inception Date May 1, 2004	2006	$1.110616	$1.188126	0
	2005	$1.000000	$1.110616	0
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.217450	$1.416594	50,457
Subaccount Inception Date May 1, 2004	2006	$1.118361	$1.217450	0
	2005	$1.000000	$1.118361	0
Transamerica Equity VP – Service Class(1)	2007	$1.317018	$1.503380	79,674
Subaccount Inception Date May 1, 2004	2006	$1.235154	$1.317018	21,810.052
	2005	$1.000000	$1.235154	0
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.286506	$1.553259	6,789
Subaccount Inception Date May 1, 2004	2006	$1.246626	$1.286506	0
	2005	$1.000000	$1.246626	0
Transamerica Money Market VP – Service Class(1)	2007	$1.036598	$1.068285	210,638
Subaccount Inception Date May 1, 2004	2006	$1.008569	$1.036598	24,014.552
	2005	$1.000000	$1.008569	0
Transamerica Science & Technology VP – Service Class(1)	2007	$1.149610	$1.498386	2,303
Subaccount Inception Date May 1, 2004	2006	$1.159692	$1.149610	0
	2005	$1.000000	$1.159692	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.342245	$1.642380	30,808
Subaccount Inception Date May 1, 2004	2006	$1.158025	$1.342245	0
	2005	$1.000000	$1.158025	0
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.015536	$1.056728	0
Subaccount Inception Date May 1, 2004	2006	$1.001610	$1.015536	0
	2005	$1.000000	$1.001610	0

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Value Balanced VP – Service Class(1)	2007	$1.210958	$1.268173	100,603
Subaccount Inception Date May 1, 2004	2006	$1.069945	$1.210958	0
	2005	$1.000000	$1.069945	0
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.222925	$1.470487	36,470
Subaccount Inception Date May 1, 2004	2006	$1.134265	$1.222925	0
	2005	$1.000000	$1.134265	0
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.015536	$1.056728	131,664
Subaccount Inception Date May 1, 2004	2006	$1.001610	$1.015536	0
	2005	$1.000000	$1.001610	0
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.219585	$1.261830	0
Subaccount Inception Date May 1, 2004	2006	$1.073872	$1.219585	0
	2005	$1.000000	$1.073872	0
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168030	0
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111461	0
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.956134	0
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914699	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.146516	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028497	0
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057126	0
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863440	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009518	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.911913	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974703	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.010007	0
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090225	0
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.061502	0
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998815	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177007	0
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823540	0

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982361	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972408	0
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.081603	0
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.905020	0
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915383	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953293	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.885867	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081070	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073629	0
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029880	0

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.142898	$1.193938	367,950
Subaccount Inception Date May 1, 2004	2006	$1.063863	$1.142898	4,620.026
	2005	$1.000000	$1.063863	48,308.805
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.308906	$1.385249	685,332
Subaccount Inception Date May 1, 2004	2006	$1.153549	$1.308906	0
	2005	$1.000000	$1.153549	0
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.199110	$1.271402	683,323
Subaccount Inception Date May 1, 2004	2006	$1.095421	$1.199110	4,653.767
	2005	$1.000000	$1.095421	47,557.314
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.259866	$1.333636	3,333,757
Subaccount Inception Date May 1, 2004	2006	$1.127341	$1.259866	246,221.386
	2005	$1.000000	$1.127341	0
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.030091	$1.099885	187,094
Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.030091	29,731.530
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.310768	$1.346098	30,694
Subaccount Inception Date May 1, 2004	2006	$1.141896	$1.310768	0
	2005	$1.000000	$1.141896	2,213.336
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.244857	$1.145019	0
Subaccount Inception Date May 1, 2004	2006	$1.088366	$1.244857	0
	2005	$1.000000	$1.088366	0
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.628673	$1.492166	43,459
Subaccount Inception Date May 1, 2004	2006	$1.165950	$1.628673	3,161.548
	2005	$1.000000	$1.165950	1,886.553

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.049849	$1.026033	53,863
Subaccount Inception Date May 1, 2004	2006	$1.040871	$1.049849	51,129.586
	2005	$1.000000	$1.040871	64,970.690
Transamerica JPMorgan Core Bond VP – Service Class(1)	2007	$1.020664	$1.070945	7,665
Subaccount Inception Date May 1, 2004	2006	$1.000612	$1.020664	0
	2005	$1.000000	$1.000612	2,914.602
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.202522	$1.234409	1,079
Subaccount Inception Date May 1, 2004	2006	$1.062690	$1.202522	0
	2005	$1.000000	$1.062690	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.272092	$1.261523	1,060
Subaccount Inception Date May 1, 2004	2006	$1.092536	$1.272092	0
	2005	$1.000000	$1.092536	0
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.126402	$1.127724	46,595
Subaccount Inception Date May 1, 2004	2006	$1.034553	$1.126402	0
	2005	$1.000000	$1.034553	4,221.081
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.004640	0
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.164699	$1.377050	0
Subaccount Inception Date May 1, 2004	2006	$1.125268	$1.164699	0
	2005	$1.000000	$1.125268	2,250.222
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.261275	$1.449816	0
Subaccount Inception Date May 1, 2004	2006	$1.285167	$1.261275	0
	2005	$1.000000	$1.285167	1,392.434
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.024265	$1.096796	18,989
Subaccount Inception Date May 1, 2004	2006	$1.001563	$1.024265	0
	2005	$1.000000	$1.001563	6,180.339
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.230047	$1.247598	75,379
Subaccount Inception Date May 1, 2004	2006	$1.052746	$1.230047	56,293.128
	2005	$1.000000	$1.052746	0
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.191576	$1.281472	0
Subaccount Inception Date May 1, 2004	2006	$1.171475	$1.191576	0
	2005	$1.000000	$1.171475	0
Transamerica Templeton Global VP – Service Class(2)	2007	$1.289703	$1.459443	9,146
Subaccount Inception Date May 1, 2004	2006	$1.106205	$1.289703	0
	2005	$1.000000	$1.106205	0
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.356018	$1.347135	89,841
Subaccount Inception Date May 1, 2004	2006	$1.189837	$1.356018	3,600.016
	2005	$1.000000	$1.189837	3,651.287
Transamerica Balanced VP – Service Class(1)	2007	$1.189096	$1.326807	154,396
Subaccount Inception Date May 1, 2004	2006	$1.110976	$1.189096	0
	2005	$1.000000	$1.110976	0
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.218422	$1.418434	45,109
Subaccount Inception Date May 1, 2004	2006	$1.118721	$1.218422	2,823.677
	2005	$1.000000	$1.118721	5,503.004
Transamerica Equity VP – Service Class(1)	2007	$1.318090	$1.505349	84,156
Subaccount Inception Date May 1, 2004	2006	$1.235555	$1.318090	0
	2005	$1.000000	$1.235555	0

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.287558	$1.555292	0
Subaccount Inception Date May 1, 2004	2006	$1.247030	$1.287558	0
	2005	$1.000000	$1.247030	0
Transamerica Money Market VP – Service Class(1)	2007	$1.037449	$1.069698	50,108
Subaccount Inception Date May 1, 2004	2006	$1.008887	$1.037449	37,452.635
	2005	$1.000000	$1.008887	0
Transamerica Science & Technology VP – Service Class(1)	2007	$1.150554	$1.500357	0
Subaccount Inception Date May 1, 2004	2006	$1.160065	$1.150554	0
	2005	$1.000000	$1.160065	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.343345	$1.644540	0
Subaccount Inception Date May 1, 2004	2006	$1.158401	$1.343345	0
	2005	$1.000000	$1.158401	0
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.016374	$1.058117	0
Subaccount Inception Date May 1, 2004	2006	$1.001944	$1.016374	0
	2005	$1.000000	$1.001944	1,819.374
Transamerica Value Balanced VP – Service Class(1)	2007	$1.211929	$1.269816	17,798
Subaccount Inception Date May 1, 2004	2006	$1.070278	$1.211929	4,024.599
	2005	$1.000000	$1.070278	0
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.223925	$1.472425	0
Subaccount Inception Date May 1, 2004	2006	$1.134641	$1.223925	0
	2005	$1.000000	$1.134641	0
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.016374	$1.058117	7,108
Subaccount Inception Date May 1, 2004	2006	$1.001944	$1.016374	0
	2005	$1.000000	$1.001944	1,819
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.220583	$1.263500	0
Subaccount Inception Date May 1, 2004	2006	$1.074220	$1.220583	0
	2005	$1.000000	$1.074220	0
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168220	0
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111635	0
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.956379	0
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.914846	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.146697	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028667	0
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057288	0
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863571	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.009680	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.912059	0

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.974855	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.010262	0
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090394	0
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.061784	0
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.998978	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177204	0
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823676	0
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982520	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972559	0
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.081890	0
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.905251	0
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915533	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953445	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.886009	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081234	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.073799	0
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.030040	0

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.189682	$1.244048	10,415,541
Subaccount Inception Date May 1, 2004	2006	$1.106333	$1.189682	10,060,337.778
	2005	$1.069324	$1.106333	2,954,136.345
	2004	$1.000000	$1.069324	1,344,111
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.390443	$1.472986	4,702,458
Subaccount Inception Date May 1, 2004	2006	$1.224211	$1.390443	3,395,266.563
	2005	$1.110153	$1.224211	1,281,175.014
	2004	$1.000000	$1.110153	105,726

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.253204	$1.330081	16,242,548
Subaccount Inception Date May 1, 2004	2006	$1.143701	$1.253204	13,042,869.105
	2005	$1.083565	$1.143701	5,914,054.131
	2004	$1.000000	$1.083565	2,631,606
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.333915	$1.413426	15,297,151
Subaccount Inception Date May 1, 2004	2006	$1.192430	$1.333915	12,840,899.288
	2005	$1.103183	$1.192430	4,846,069.248
	2004	$1.000000	$1.103183	39,6488
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.030768	$1.101698	2,168,642
Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.030768	601,633.906
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.506777	$1.548949	336,285
Subaccount Inception Date May 1, 2004	2006	$1.311370	$1.506777	305,903.228
	2005	$1.150066	$1.311370	234,149.324
	2004	$1.000000	$1.150066	48,353
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.374450	$1.263801	465,979
Subaccount Inception Date May 1, 2004	2006	$1.198897	$1.374450	443,675.990
	2005	$1.131897	$1.198897	363,772.541
	2004	$1.000000	$1.131897	154,903
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.107367	$1.932650	392,045
Subaccount Inception Date May 1, 2004	2006	$1.507165	$2.107367	456,434.463
	2005	$1.351539	$1.507165	264,179.720
	2004	$1.000000	$1.351539	68,916
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.142923	$1.118100	2,367,008
Subaccount Inception Date May 1, 2004	2006	$1.132046	$1.142923	2,068,021.153
	2005	$1.095709	$1.132046	1,964,702.222
	2004	$1.000000	$1.095709	292,443
Transamerica JPMorgan Core Bond VP – Service Class(1)	2007	$1.057318	$1.110507	342,545
Subaccount Inception Date May 1, 2004	2006	$1.035543	$1.057318	34,676.910
	2005	$1.029749	$1.035543	27,082.246
	2004	$1.000000	$1.029749	0
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.253669	$1.288176	54,333
Subaccount Inception Date May 1, 2004	2006	$1.106802	$1.253669	40,748.715
	2005	$1.087114	$1.106802	42,389.404
	2004	$1.000000	$1.087114	2,221
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.267861	$1.258573	175,786
Subaccount Inception Date May 1, 2004	2006	$1.087833	$1.267861	110,245.312
	2005	$1.063625	$1.087833	125,773.988
	2004	$1.000000	$1.063625	61,468
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.178385	$1.180945	146,953
Subaccount Inception Date May 1, 2004	2006	$1.081224	$1.178385	82,265.839
	2005	$1.081152	$1.081224	77,466.400
	2004	$1.000000	$1.081152	28,626
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.005301	190,926
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.234055	$1.460488	182,713
Subaccount Inception Date May 1, 2004	2006	$1.191100	$1.234055	135,039.273
	2005	$1.117189	$1.191100	133,509.897
	2004	$1.000000	$1.117189	45,376

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.159563	$1.334220	44,498
Subaccount Inception Date May 1, 2004	2006	$1.180372	$1.159563	14,779.085
	2005	$1.111617	$1.180372	10,571.081
	2004	$1.000000	$1.111617	0
Transamerica PIMCO Total Return VP – Service Class (1)	2007	$1.061944	$1.138271	665,754
Subaccount Inception Date May 1, 2004	2006	$1.037396	$1.061944	233,571.232
	2005	$1.031937	$1.037396	209,955.410
	2004	$1.000000	$1.031937	13,845
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.331093	$1.351417	1,940,019
Subaccount Inception Date May 1, 2004	2006	$1.138111	$1.331093	1,837,210.950
	2005	$1.112768	$1.138111	1,616,884.916
	2004	$1.000000	$1.112768	266,530
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.173891	$1.263698	111,466
Subaccount Inception Date May 1, 2004	2006	$1.152946	$1.173891	176,082.338
	2005	$1.059974	$1.152946	101,720.504
	2004	$1.000000	$1.059974	18,240
Transamerica Templeton Global VP – Service Class(2)	2007	$1.335060	$1.512259	740,171
Subaccount Inception Date May 1, 2004	2006	$1.143992	$1.335060	282,083.143
	2005	$1.082815	$1.143992	233,364.039
	2004	$1.000000	$1.082815	30,731
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.617770	$1.608771	2,266,178
Subaccount Inception Date May 1, 2004	2006	$1.418120	$1.617770	2,050,269.156
	2005	$1.214940	$1.418120	1,717,922.665
	2004	$1.000000	$1.214940	335,667
Transamerica Balanced VP – Service Class(1)	2007	$1.251493	$1.397813	224,375
Subaccount Inception Date May 1, 2004	2006	$1.168121	$1.251493	66,436.313
	2005	$1.099912	$1.168121	56,375.398
	2004	$1.000000	$1.099912	2,104
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.218914	$1.420405	89,473
Subaccount Inception Date May 1, 2004	2006	$1.118058	$1.218914	79,551.155
	2005	$1.095969	$1.118058	85,911.778
	2004	$1.000000	$1.095969	25,037
Transamerica Equity VP – Service Class(1)	2007	$1.357558	$1.551958	2,030,255
Subaccount Inception Date May 1, 2004	2006	$1.026858	$1.357558	2,209,749.709
	2005	$1.004378	$1.026858	267,801.314
	2004	$1.000000	$1.004378	44,409
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.255710	$1.518329	1,259,607
Subaccount Inception Date May 1, 2004	2006	$1.214992	$1.255710	1,452,643.649
	2005	$1.063712	$1.214992	1,256,508.526
	2004	$1.000000	$1.063712	295,782
Transamerica Money Market VP – Service Class(1)	2007	$1.036855	$1.070136	5,570,753
Subaccount Inception Date May 1, 2004	2006	$1.007326	$1.036855	538,297.510
	2005	$.996210	$1.007326	564,387.020
	2004	$1.000000	$.996210	447,103
Transamerica Science & Technology VP – Service Class(1)	2007	$1.066445	$1.392061	206,016
Subaccount Inception Date May 1, 2004	2006	$1.074210	$1.066445	147,712.166
	2005	$1.068997	$1.074210	147,712.166
	2004	$1.000000	$1.068997	37,291

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.455505	$1.783618	490,122
Subaccount Inception Date May 1, 2004	2006	$1.253895	$1.455505	320,753.291
	2005	$1.123655	$1.253895	315,588.647
	2004	$1.000000	$1.123655	42,216
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.044505	$1.088484	1,038,385
Subaccount Inception Date May 1, 2004	2006	$1.028663	$1.044505	68,449.612
	2005	$1.023775	$1.028663	48,220.410
	2004	$1.000000	$1.023775	172,283
Transamerica Value Balanced VP – Service Class(1)	2007	$1.283875	$1.346544	237,939
Subaccount Inception Date May 1, 2004	2006	$1.132702	$1.283875	245,648.453
	2005	$1.082427	$1.132702	33,263.660
	2004	$1.000000	$1.082427	25,000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.221089	$1.470465	70,393
Subaccount Inception Date May 1, 2004	2006	$1.130882	$1.221089	29,645.319
	2005	$1.069590	$1.130882	27,631.033
	2004	$1.000000	$1.069590	15,150
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.044505	$1.088484	492,761
Subaccount Inception Date May 1, 2004	2006	$1.028663	$1.044505	0
	2005	$1.023775	$1.028663	48,220
	2004	$1.000000	$1.023775	0
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.269238	$1.315173	24,704
Subaccount Inception Date May 1, 2004	2006	$1.115944	$1.269238	25,581.763
	2005	$1.083291	$1.115944	11,818.381
	2004	$1.000000	$1.083291	0
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168595	1,257
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.111999	54
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.956882	0
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915135	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.147062	26
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.028988	57,016
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057631	28
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863846	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.010008	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.912345	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.975170	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.010793	0

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090746	365
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.062329	0
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.999291	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177574	12,567
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.823937	195
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982833	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.972868	0
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.082446	58,188
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.905727	0
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915826	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953755	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.886293	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081581	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.074139	104,618
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.030368	0

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.191240	$1.246299	1,532,520
Subaccount Inception Date May 1, 2004.	2006	$1.107232	$1.191240	1,452,500.375
	2005	$1.069667	$1.107232	709,931.146
	2004	$1.000000	$1.069667	235,461
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.392282	$1.475671	1,016,195
Subaccount Inception Date May 1, 2004.	2006	$1.225220	$1.392282	555,528.351
	2005	$1.110523	$1.225220	348,850.965
	2004	$1.000000	$1.110523	34,029
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.254838	$1.332469	6,267,264
Subaccount Inception Date May 1, 2004.	2006	$1.144643	$1.254838	3,817,587.608
	2005	$1.083915	$1.144643	1,498,073.355
	2004	$1.000000	$1.083915	419,087

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.335662	$1.415973	5,778,684
Subaccount Inception Date May 1, 2004.	2006	$1.193406	$1.335662	3,691,256.896
	2005	$1.103537	$1.193406	1,439,621.422
	2004	$1.000000	$1.103537	353,038
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.031107	$1.102600	726,393
Subaccount Inception Date May 1, 2004	2006	$1.000000	$1.031107	162,675.947
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.508757	$1.551747	136,250
Subaccount Inception Date May 1, 2004.	2006	$1.312444	$1.508757	119,282.141
	2005	$1.150439	$1.312444	56,568.953
	2004	$1.000000	$1.150439	0
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.374450	$1.266106	96,690
Subaccount Inception Date May 1, 2004.	2006	$1.199895	$1.374450	87,135.224
	2005	$1.132275	$1.199895	111,930.624
	2004	$1.000000	$1.132275	16,793
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.110125	$1.936139	178,282
Subaccount Inception Date May 1, 2004.	2006	$1.508392	$2.110125	215,581.695
	2005	$1.351979	$1.508392	127,334.100
	2004	$1.000000	$1.351979	16,495
Transamerica Federated Market Opportunity VP – Service Class(1)	2007	$1.144412	$1.120110	233,544
Subaccount Inception Date May 1, 2004.	2006	$1.132962	$1.144412	478,602.494
	2005	$1.097497	$1.132962	442,206.100
	2004	$1.000000	$1.097497	159,643
Transamerica JPMorgan Core Bond VP – Service Class(1)	2007	$1.058698	$1.112506	78,307
Subaccount Inception Date May 1, 2004.	2006	$1.036384	$1.058698	81,364.702
	2005	$1.030085	$1.036384	62,657.787
	2004	$1.000000	$1.030085	0
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.255305	$1.290495	32,420
Subaccount Inception Date May 1, 2004.	2006	$1.107705	$1.255305	7,519.824
	2005	$1.088896	$1.107705	7,107.196
	2004	$1.000000	$1.088896	0
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.269512	$1.260830	88,973
Subaccount Inception Date May 1, 2004.	2006	$1.088716	$1.269512	45,295.924
	2005	$1.063978	$1.088716	46,353.674
	2004	$1.000000	$1.063978	30,454
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.179923	$1.183062	101,056
Subaccount Inception Date May 1, 2004.	2006	$1.082108	$1.179923	58,426.565
	2005	$1.081509	$1.082108	4,811.142
	2004	$1.000000	$1.081509	27,276
Transamerica MFS International Equity VP – Service Class(1)
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.005631	19,210
Transamerica Marsico Growth VP – Service Class(1)	2007	$1.235651	$1.463108	80,629
Subaccount Inception Date May 1, 2004.	2006	$1.192064	$1.235651	27,238.567
	2005	$1.117547	$1.192064	26,738.757
	2004	$1.000000	$1.117547	20,636
Transamerica Munder Net50 VP – Service Class(1)	2007	$1.161101	$1.336646	34,715
Subaccount Inception Date May 1, 2004.	2006	$1.181354	$1.161101	3,886.394
	2005	$1.111982	$1.181354	3,340.713
	2004	$1.000000	$1.111982	237

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.063320	$1.140309	72,910
Subaccount Inception Date May 1, 2004.	2006	$1.038234	$1.063320	33,429.699
	2005	$1.032272	$1.038234	26,924.260
	2004	$1.000000	$1.032272	530
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.332814	$1.353841	539,659
Subaccount Inception Date May 1, 2004.	2006	$1.139026	$1.332814	550,224.063
	2005	$1.113124	$1.139026	407,697.565
	2004	$1.000000	$1.113124	170,829
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.175433	$1.265986	28,295
Subaccount Inception Date May 1, 2004.	2006	$1.153892	$1.175433	349.198
	2005	$1.060320	$1.153892	140.127
	2004	$1.000000	$1.060320	30
Transamerica Templeton Global VP – Service Class(2)	2007	$1.336813	$1.514988	328,334
Subaccount Inception Date May 1, 2004.	2006	$1.144922	$1.336813	38,888.392
	2005	$1.083161	$1.144922	73,665.394
	2004	$1.000000	$1.083161	9,426
Transamerica Third Avenue Value VP – Service Class(1)	2007	$1.619888	$1.611676	759,917
Subaccount Inception Date May 1, 2004.	2006	$1.419283	$1.619888	454,739.770
	2005	$1.215339	$1.419283	95,812.185
	2004	$1.000000	$1.215339	74,317
Transamerica Balanced VP – Service Class(1)	2007	$1.253133	$1.400340	204,227
Subaccount Inception Date May 1, 2004.	2006	$1.169073	$1.253133	73,091.490
	2005	$1.100266	$1.169073	74,338.861
	2004	$1.000000	$1.100266	55,477
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.220483	$1.422926	68,489
Subaccount Inception Date May 1, 2004.	2006	$1.118962	$1.220483	36,175.674
	2005	$1.096322	$1.118962	65,540.268
	2004	$1.000000	$1.096322	28
Transamerica Equity VP – Service Class(1)	2007	$1.359337	$1.554772	431,872
Subaccount Inception Date May 1, 2004.	2006	$1.027696	$1.359337	547,220.969
	2005	$1.006026	$1.027696	353,418.176
	2004	$1.000000	$1.006026	108,851
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.257359	$1.521076	104,350
Subaccount Inception Date May 1, 2004	2006	$1.215988	$1.257359	249,368.972
	2005	$1.064060	$1.215988	281,964.444
	2004	$1.000000	$1.064060	97,174
Transamerica Money Market VP – Service Class(1)	2007	$1.038197	$1.072051	110,059
Subaccount Inception Date May 1, 2004	2006	$1.008142	$1.038197	84,412.377
	2005	$.996536	$1.008142	191,558.255
	2004	$1.000000	$0996536	50,177
Transamerica Science & Technology VP – Service Class(1)	2007	$1.067850	$1.394574	7,794
Subaccount Inception Date May 1, 2004	2006	$1.075095	$1.067850	6,224.879
	2005	$1.070744	$1.075095	0.000
	2004	$1.000000	$1.070744	0
Transamerica Small/Mid Cap Value VP – Service Class(1)	2007	$1.457419	$1.786846	368,485
Subaccount Inception Date May 1, 2004.	2006	$1.254922	$1.457419	189,062.762
	2005	$1.124021	$1.254922	134,638.659
	2004	$1.000000	$1.124021	49,059

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.045891
Subaccount Inception Date May 1, 2004.	2006	$1.029514	$1.045891	110,620.916
	2005	$1.024115	$1.029514	10,073.810
	2004	$1.000000	$1.024115	7,454
Transamerica Value Balanced VP – Service Class(1)	2007	$1.285568	$1.348978	62,743
Subaccount Inception Date May 1, 2004.	2006	$1.133642	$1.285568	51,242.656
	2005	$1.082783	$1.133642	51,745.095
	2004	$1.000000	$1.082783	22,326
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.222671	$1.473106	65,672
Subaccount Inception Date May 1, 2004.	2006	$1.131799	$1.222671	35,131.266
	2005	$1.069928	$1.131799	117,940.579
	2004	$1.000000	$1.069928	14,042
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.045891	$1.090460	112,368
Subaccount Inception Date May 1, 2004	2006	$1.029514	$1.045891	1,958
	2005	$1.024115	$1.029514	10,074
	2004	$1.000000	$1.024115	0
Fidelity – VIP Index 500 Portfolio – Service Class 2	2007	$1.270890	$1.317533	155,237
Subaccount Inception Date May 1, 2004.	2006	$1.116852	$1.270890	152,595.253
	2005	$1.083634	$1.116852	10,422.624
	2004	$1.000000	$1.083634	1,536
ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.168774	22,363
ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.112169	0
ProFund VP Bull
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.957124	0
ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915283	0
ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.147249	0
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.029153	0
ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.057800	0
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.863985	0
ProFund VP International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.010167	0
ProFund VP Japan
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.912490	0
ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.975324	0
ProFund VP Money Market
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.011056	0
ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.090919	0
ProFund VP NASDAQ-100(3)
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.062612	0

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.999452	0
ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.177763	0
ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.824070	0
ProFund VP Short International
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.982988	0
ProFund VP Short NASDAQ-100(4)
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.973025	0
ProFund VP Short Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$1.082734	0
ProFund VP Small-Cap
Subaccount Inception Date July 1, 2007	2007	$1.000000	$0.905966	0
ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.915968	0
ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.953902	0
ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2007	$1.000000	$0.886432	0
ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.081759	0
ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.074309	0
Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2007	$1.000000	$1.030530	0

(1)	Transamerica Series Trust – All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transameica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	Formerly known as Templeton Transamerica Global.

(3)	Formerly known as ProFund VP OTC.

(4)	Formerly known as ProFund VP Short OTC.The Transamerica Index 50 VP – Service Class and Transamerica Index 75 VP – Service Class had not commenced operations as of December 31, 2007, therefore, comparable data is not available.

55

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2007, 2006 and 2005

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Western Reserve Life Assurance Co. of Ohio changed its accounting for investments in certain low income housing tax credit properties.

March 28, 2008

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2007	2006
Admitted assets
Cash and invested assets:
Bonds	$696,849	$623,828
Preferred stocks	4,673	4,796
Common stocks of affiliated entities (cost: 2007 - $20,659 and 2006 - $19,901)	24,397	23,000
Mortgage loans on real estate	24,493	25,548
Home office properties	38,574	39,428
Cash, cash equivalents and short-term investments	45,633	112,307
Policy loans	410,844	344,781
Other invested assets	10,358	11,993

Total cash and invested assets	1,255,821	1,185,681
Net deferred income tax asset	30,879	30,527
Premiums deferred and uncollected	4,970	5,027
Reinsurance receivable	8,579	3,235
Receivable from parent, subsidiaries and affiliates	16,005	31,579
Investment income due and accrued	7,722	6,941
Cash surrender value of life insurance policies	63,948	61,729
Other admitted assets	7,386	7,665
Separate account assets	10,373,595	10,196,130

Total admitted assets	$11,768,905	$11,528,514

3

	December 31
	2007	2006
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,055,742	$986,405
Annuity	596,029	636,572
Life policy and contract claim reserves	15,373	12,884
Liability for deposit-type contracts	16,119	16,456
Other policyholders’ funds	50	50
Remittances and items not allocated	9,202	10,526
Borrowed funds	—	18,885
Federal and foreign income taxes payable	973	9,508
Transfers to separate account due or accrued	(888,410)	(931,425)
Asset valuation reserve	7,096	5,858
Funds held under coinsurance and other reinsurance treaties	16,541	16,095
Payable to affiliates	37,892	41,262
Amounts incurred under modified coinsurance agreements	3,607	4,351
Payable for securities	—	865
Unearned investment income	10,472	9,589
Other liabilities	25,921	27,405
Separate account liabilities	10,373,595	10,196,130

Total liabilities	11,280,202	11,061,416
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	151,259	151,781
Unassigned surplus	334,944	312,817

Total capital and surplus	488,703	467,098

Total liabilities and capital and surplus	$11,768,905	$11,528,514

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$583,890	$582,936	$578,361
Annuity	429,894	584,189	568,168
Net investment income	68,832	64,109	86,812
Amortization of interest maintenance reserve	(510)	(437)	45
Commissions and expense allowances on reinsurance ceded	11,826	9,385	3,383
Reserve adjustments on reinsurance ceded	10,216	8,451	(1,018)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	137,410	128,081	114,078
Income earned on company owned life insurance	2,323	2,257	2,267
Income from administrative service agreement with affiliate	38,629	36,528	—
Other income	6,130	5,320	7,615

	1,288,640	1,420,819	1,359,711
Benefits and expenses:
Benefits paid or provided for:
Life	74,138	65,610	80,266
Surrender benefits	1,206,556	1,047,578	963,670
Annuity benefits	49,912	47,275	40,836
Other benefits	1,564	2,587	2,586
Increase (decrease) in aggregate reserves for policies and contracts:
Life	69,337	34,451	511,178
Annuity	(40,543)	(56,276)	(78,445)

	1,360,964	1,141,225	1,520,091
Insurance expenses:
Commissions	174,497	167,682	156,876
General insurance expenses	111,553	101,204	92,552
Taxes, licenses and fees	20,455	16,459	15,204
Net transfers from separate accounts	(576,044)	(186,676)	(571,654)
Other expenses	947	1,274	1,527

	(268,592)	99,943	(305,495)

Total benefits and expenses	1,092,372	1,241,168	1,214,596

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	196,268	179,651	145,115
Dividends to policyholders	27	29	30

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	196,241	179,622	145,085
Federal income tax expense	61,963	67,978	39,955

Income from operations before net realized capital gains (losses) on investments	134,278	111,644	105,130
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(2,623)	345	(584)

Net income	$131,655	$111,989	$104,546

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2005	$2,500	$151,019	$124,402	$277,921
Net income	—	—	104,546	104,546
Change in net unrealized capital gains and losses	—	—	17,411	17,411
Change in non-admitted assets	—	—	(27,593)	(27,593)
Change in asset valuation reserve	—	—	(2,828)	(2,828)
Change in liability for reinsurance in unauthorized companies	—	—	(259)	(259)
Change in surplus in separate accounts	—	—	(241)	(241)
Change in net deferred income tax asset	—	—	22,511	22,511
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	1,166	—	1,166

Balance at December 31, 2005	2,500	152,185	236,764	391,449
Net income	—	—	111,989	111,989
Change in net unrealized capital gains and losses	—	—	(43,656)	(43,656)
Change in non-admitted assets	—	—	(42,577)	(42,577)
Change in asset valuation reserve	—	—	7,027	7,027
Change in liability for reinsurance in unauthorized companies	—	—	259	259
Change in surplus in separate accounts	—	—	(141)	(141)
Change in net deferred income tax asset	—	—	24,874	24,874
Dividend to stockholder	—	—	(2,000)	(2,000)
Cumulative effect of changes in accounting principles	—	—	1	1
Surplus effect of reinsurance transaction	—	—	(969)	(969)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	(404)	—	(404)
Correction of prior year error	—	—	21,246	21,246

Balance at December 31, 2006	2,500	151,781	312,817	467,098

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006	$2,500	$151,781	$312,817	$467,098
Net income	—	—	131,655	131,655
Change in net unrealized capital gains and losses	—	—	638	638
Change in non-admitted assets	—	—	(6,561)	(6,561)
Change in asset valuation reserve	—	—	(1,238)	(1,238)
Change in net deferred income tax asset	—	—	8,842	8,842
Dividend to stockholder	—	—	(110,000)	(110,000)
Surplus effect of reinsurance transaction	—	—	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	(522)	—	(522)

Balance at December 31, 2007	$2,500	$151,259	$334,944	$488,703

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Operating activities
Premiums collected, net of reinsurance	$1,014,138	$1,167,315	$1,144,956
Net investment income received	73,854	71,408	92,755
Miscellaneous income received	204,010	187,060	118,762
Benefit and loss related payments	(1,333,939)	(1,165,987)	(1,093,337)
Commissions, expenses paid and aggregate write-ins for deductions	(311,221)	(282,359)	(271,622)
Net transfers to separate accounts and protected cell accounts	619,060	191,125	88,327
Dividends paid to policyholders	(27)	(29)	(30)
Federal and foreign income taxes paid	(69,082)	(60,364)	(53,662)

Net cash provided by operating activities	196,793	108,169	26,149
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	393,160	513,300	758,904
Preferred stocks	—	3,020	—
Common stocks	—	8,144	—
Mortgage loans on real estate	1,058	988	5,085
Other invested assets	—	—	3,750
Miscellaneous proceeds	7	962	245

Total investment proceeds	394,225	526,414	767,984
Cost of investments acquired:
Bonds	(467,479)	(465,786)	(778,751)
Preferred stocks	—	(2,488)	—
Common stocks	(758)	(4,126)	—
Mortgage loans on real estate	—	(8,501)	(6,208)
Real estate	(36)	(39)	(153)
Other invested assets	(1,335)	(484)	(1,007)
Miscellaneous applications	(4,506)	—	(31,061)

Total cost of investments acquired	(474,114)	(481,424)	(817,180)
Net increase in policy loans	(66,063)	(44,319)	(20,804)

Net cost of investments acquired	(540,177)	(525,743)	(837,984)

Net cash provided by (used in) investing activities	(145,952)	671	(70,000)

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received (returned)	$(18,791)	$12,384	$6,407
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	(835)	(5,334)	5,284
Dividends to stockholder	(110,000)	(2,000)	—
Other cash provided (applied)	12,111	(31,789)	38,787

Net cash provided by (used in) financing and miscellaneous activities	(117,515)	(26,739)	50,478

Net increase (decrease) in cash, cash equivalents and short-term investments	(66,674)	82,101	6,627
Cash, cash equivalents and short-term investments:
Beginning of year	112,307	30,206	23,579

End of year	$45,633	$112,307	$30,206

Noncash proceeds:
Hybrid schedule reclass	$—	$4,308	$—

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Non-admitted Assets: Certain assets designated as “non-admitted”, principally the non-admitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $4,308 as of December 31, 2006, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2007 or 2005.

Common stocks of noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2007, 2006 and 2005 net realized capital (losses) gains of $(177), $(2,235) and $(2,416), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net (losses) gains aggregated $(510), $(437) and $45, for the years ended December 31, 2007, 2006 and 2005, respectively.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $13, $20 and $28 has been excluded for the years ended December 31, 2007, 2006 and 2005, respectively, with respect to such practices.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2006, securities with a book value of $18,544, and a market value of $18,767, were subject to dollar reverse repurchase agreements. The Company did not participate in dollar reverse repurchase agreements as of December 31, 2007.

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law. The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.0 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $910,067, $1,092,584 and $1,095,820, in 2007, 2006 and 2005, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. In addition, the Company received $137,410, $128,081 and $114,078, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense (benefit) of $(832), $(538) and $719 for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $310, $134 and $447 for years ended December 31, 2007, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2006 and 2005 financial statements to conform to the 2007 presentation.

Beginning in 2006, the manner in which the reserves on Variable Annuity and Variable Universal Life contracts are split between the separate account and general account statements was modified. This modification resulted in the contract surrender value being held as the reserve in the separate account statement, and any reserves in excess of the surrender value being held as the reserve in the general account. As a result, the total reserves held by the Company did not change, although the new reserve split resulted in an increase in the general account reserves of approximately $479,175 and an offsetting decrease in the separate account reserves by this same amount as of December 31, 2006. The 2005 general account reserves have increased by $483,831, the amount of reserves that would have been recorded as of December 31, 2005 had this new approach been implemented at that time.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes and Corrections of Errors

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at January 1, 2006 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that increased unassigned surplus by $1 at January 1, 2006.

During the preparation of the 2006 financial statements, the Company discovered an error in the reporting of cost basis in two of its noninsurance subsidiaries. At December 31, 2005, total cost for these subsidiaries was reported at $400, which was understated by a total of $21,246. This correction is reflected as a separate adjustment to unassigned surplus, with an offset to change in unrealized capital gains and losses in 2006. There is no income or surplus effect in the current or any prior period as a result of this correction.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Fair values for bonds and preferred stocks are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices provided by other third party organizations, where available.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Payable for Securities: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$45,633	$45,633	$112,307	$112,307
Bonds	696,849	694,605	623,828	619,432
Preferred stock	4,673	4,646	4,796	4,844
Mortgage loans on real estate	24,493	24,249	25,548	25,556
Policy loans	410,844	410,844	344,781	344,781
Separate account assets	10,373,595	10,373,595	10,196,130	10,196,130
Liabilities
Investment contract liabilities	607,967	606,177	652,763	652,027
Borrowed funds	—	—	18,885	18,885
Payable for securities	—	—	865	865
Separate account annuity liabilities	6,137,949	6,137,949	6,287,948	6,287,948

4. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$152,325	$5,531	$—	$1	$157,855
State, municipal and other government	4,494	115	—	58	4,551
Public utilities	14,942	345	32	—	15,255
Industrial and miscellaneous	193,686	2,292	1,185	1,396	193,397
Mortgage and other asset-backed securities	331,402	1,787	3,673	5,969	323,547

	696,849	10,070	4,890	7,424	694,605
Unaffiliated preferred stock	4,673	60	76	11	4,646

Total	$701,522	$10,130	$4,966	$7,435	$699,251

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$60,003	$6	$1,763	$68	$58,178
State, municipal and other government	6,851	240	1	—	7,090
Public utilities	23,975	397	102	—	24,270
Industrial and miscellaneous	184,399	2,577	2,703	360	183,913
Mortgage and other asset-backed securities	348,600	1,281	3,553	347	345,981

	623,828	4,501	8,122	775	619,432
Unaffiliated preferred stock	4,796	129	81	—	4,844

Total	$628,624	$4,630	$8,203	$775	$624,276

At December 31, 2007 and 2006, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 57 and 81 securities with a carrying amount of $181,439 and $312,735 and an unrealized loss of $4,966 and $8,203, with an average price of 97.3 and 98.3 (NAIC fair value/amortized cost). Of this portfolio, 97.43% and 98.92% were investment grade with associated unrealized losses of $4,645 and $7,999, respectively.

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 59 and 54 securities with a carrying amount of $181,236 and $132,359 and an unrealized loss of $7,435 and $775 with an average price of 95.9 and 99.9 (NAIC fair value/amortized cost). Of this portfolio, 93.47% and 87.39% were investment grade with associated unrealized losses of $7,145 and $588, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is related to so-called “asset-backed securities” (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2006 or 2007.

The actual cost, carrying value and fair value of the Company’s sub-prime mortgage- backed ABS holdings at December 31, 2007 are $75,364, $75,328 and $68,859, respectively.

The estimated fair value of bonds and preferred stock with gross unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Bonds:
United States Government and agencies	$—	$823	$823
State, municipal and other government	—	1,851	1,851
Public utilities	4,963	—	4,963
Industrial and miscellaneous	61,784	48,785	110,569
Mortgage and other asset-backed securities	106,518	121,865	228,383

	173,265	173,324	346,589
Preferred stock	3,207	477	3,684

	$176,472	$173,801	$350,273

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$53,336	$3,382	$56,718
State, municipal and other government	345	—	345
Public utilities	7,904	4,999	12,903
Industrial and miscellaneous	96,635	29,104	125,739
Mortgage and other asset-backed securities	142,988	94,099	237,087

	301,208	131,584	432,792
Preferred stock	3,324	—	3,324

	$304,532	$131,584	$436,116

The carrying amount and fair value of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$24,050	$24,063
Due one through five years	142,162	141,987
Due five through ten years	39,191	39,448
Due after ten years	160,044	165,560

	365,447	371,058
Mortgage and other asset-backed securities	331,402	323,547

	$696,849	$694,605

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Income:
Bonds	$32,953	$32,693	$30,014
Preferred stocks	264	421	—
Common stock of affiliated entities	6,160	10,010	35,871
Mortgage loans on real estate	1,501	1,183	2,013
Real estate- home office properties	7,243	7,400	7,316
Policy loans	22,127	18,870	17,266
Cash, cash equivalents and short-term investments	9,852	4,722	2,090
Other	(2,503)	(2,443)	451

Gross investment income	77,597	72,856	95,021

Investment expenses	(8,765)	(8,747)	(8,209)

Net investment income	$68,832	$64,109	$86,812

Investment expenses include expenses for the occupancy of company-owned property of $3,759, $3,668 and $3,649 during 2007, 2006 and 2005, respectively, as well as depreciation expense on these properties of $890, $887 and $880, respectively.

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$393,160	$521,904	$758,904

Gross realized gains	$2,154	$1,685	$1,555
Gross realized losses	(2,426)	(4,689)	(5,273)

Net realized losses	$(272)	$(3,004)	$(3,718)

At December 31, 2007, bonds with an aggregate carrying value of $3,795 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2007	2006	2005
Debt securities	$(272)	$(3,004)	$(3,718)
Common stock	—	(20)	—
Cash equivalents	(1,230)	—	—
Derivatives	(2,240)	(858)	(78)
Other invested assets	(164)	952	26

	(3,906)	(2,930)	(3,770)
Tax benefit	1,106	1,040	770
Transfer to interest maintenance reserve	177	2,235	2,416

Net realized capital gains (losses) on investments	$(2,623)	$345	$(584)

	Changes in Unrealized
	Year Ended December 31
	2007	2006	2005
Common stocks	$638	$(43,656)	$18,801
Other invested assets	—	—	(1,390)

Change in unrealized capital gains and losses	$638	$(43,656)	$17,411

The Company did not recognize any impairment write-downs for its investments in limited partnerships during the years ended December 31, 2007, 2006 or 2005.

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

	Unrealized
	December 31
	2007	2006
Unrealized gains	$6,212	$5,574
Unrealized losses	(2,475)	(2,475)

Net unrealized gains	$3,737	$3,099

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2007, the Company did not issue any mortgage loans. During 2006, the Company issued one mortgage loan at an interest rate of 6.35%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 72%. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement.

During 2007, 2006 and 2005, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2007, 2006 and 2005, the Company held a mortgage loan loss reserve in the asset valuation reserve of $233, $243 and $171, respectively.

At December 31, 2007, the Company had three Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from four to ten and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from nine to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2012 are $2,053. There were no impairment losses, write-downs or reclassifications during 2007 related to these credits.

At December 31, 2006, the Company had two Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from five to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from ten to eleven years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2016 are $2,618. There were no impairment losses, write-downs, or reclassifications during 2006 related to any of these credits.

The Company issues products providing the customer a return based on the S&P 500 index. The Company uses S&P 500 index futures contracts to hedge the liability risk associated with these products.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company did not recognize any unrealized gains or losses during 2007, 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company did not recognize any unrealized gains or losses during 2007 or 2006 for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.

5. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$1,084,449	$1,229,963	$1,200,679
Reinsurance assumed – affiliated	3,853	2,382	791
Reinsurance ceded - affiliated	(48,572)	(43,611)	(36,972)
Reinsurance ceded – non-affiliated	(25,946)	(21,609)	(17,969)

Net premiums earned	$1,013,784	$1,167,125	$1,146,529

The Company received reinsurance recoveries in the amount of $37,977, $34,248 and $42,537 during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $14,863 and $13,933, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2007 and 2006 of $112,489 and $84,897, respectively. As of December 31, 2007 and 2006, the amount of reserve credits for reinsurance ceded that represented affiliated companies were $75,935 and $62,002, respectively.

The net amount of the reduction in surplus at December 31, 2007 if all reinsurance agreements were cancelled is $4,740.

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. For years ended December 31, 2007, 2006 and 2005, the amount charged directly to unassigned surplus was $ 1,185. At December 31, 2007, the Company holds collateral in the form of letters of credit of $61,000 from the assuming company.

During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance. For each of the years ended December 31, 2007 and 2006, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis. The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block. Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.

Letters of credit held for all unauthorized reinsurers as of December 31, 2007 and 2006 was $79,000 and $67,200, respectively.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2007	2006
Deferred tax assets:
Non-admitted assets	$6,650	$7,214
Tax-basis deferred acquisition costs	93,168	93,272
Reserves	135,841	138,064
Other	13,151	11,518

Total deferred income tax assets	248,810	250,068
Non-admitted deferred tax assets	165,305	156,815

Admitted deferred tax assets	83,505	93,253
Deferred tax liabilities:
§807(f) adjustment – liabilities	52,151	62,039
Other	475	687

Total deferred income tax liabilities	52,626	62,726

Net admitted deferred tax asset	$30,879	$30,527

The change in net deferred income tax assets is as follows:

	December 31
	2007	2006	Change
Total deferred tax assets	$248,810	$250,068	$(1,258)
Total deferred tax liabilities	52,626	62,726	(10,100)

Net deferred tax asset	$196,184	$187,342	$8,842

	December 31
	2006	2005	Change
Total deferred tax assets	$250,068	$236,815	$13,253
Total deferred tax liabilities	62,726	74,347	11,621

Net deferred tax asset	$187,342	$162,468	$24,874

Non-admitted deferred tax assets increased $8,490, $22,220 and $27,476 for 2007, 2006 and 2005, respectively.

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$67,317	$61,842	$49,460
Deferred acquisition costs – tax basis	(314)	327	981
Amortization of IMR	179	153	(16)
Depreciation	(56)	(178)	(178)
Dividends received deduction	(8,946)	(11,099)	(25,155)
Low income housing credits	(3,198)	(3,167)	(3,157)
Reinsurance transactions	(423)	(339)	(415)
Reserves	6,380	17,750	17,967
Other	(82)	1,649	(302)

Federal income tax expense on operations and capital gains (losses) on investments	60,857	66,938	39,185
Less tax (benefit) on capital gains (losses)	(1,106)	(1,040)	(770)

Total federal income tax expense	$61,963	$67,978	$39,955

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$60,857	$66,938	$39,185
Change in net deferred income taxes	(8,842)	(24,874)	(22,511)

Total statutory income taxes	$52,015	$42,064	$16,674

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent, Transamerica Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. At December 31, 2006, the life subgroup had no loss carryforwards. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The consolidated tax group, in which the Company is included, incurred income taxes during 2007, 2006 and 2005 of $40,084, $0 and $286,973, respectively, which will be available for recoupment in the event of future net losses.

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2007 and 2006 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is underway for 2005 and 2006.

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2007		2006
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$20,695	0%	$21,059	0%
At book value less current surrender charge of 5% or more	81,307	1%	97,945	1%
At fair value	6,164,883	91%	6,322,414	91%

Total with adjustment or at market value	6,266,885	92%	6,441,418	92%
At book value without adjustment (minimal or no charge or adjustment)	431,030	6%	462,789	7%
Not subject to discretionary withdrawal	92,330	2%	78,598	1%

Total annuity reserves and deposit fund liabilities - before reinsurance	6,790,245	100%	6,982,805	100%

Less reinsurance ceded	35,260		33,153

Net annuity reserves and deposit fund liabilities	$6,754,985		$6,949,652

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less than or Equal to 4%	Nonindexed Guaranteed Greater than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$—	$—	$909,554	$909,554

Reserves at December 31, 2007 for accounts with assets at fair value	$—	$—	$—	$9,485,165	$9,485,165

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	6,062,603	6,062,603
At fair value	—	—	—	3,422,562	3,422,562
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,485,165	9,485,165
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate account liabilities at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less than or Equal to 4%	Nonindexed Guaranteed Greater than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$—	$—	$—	$1,092,105	$1,092,105

Reserves at December 31, 2006 for accounts with assets at fair value	$—	$—	$—	$9,264,404	$9,264,404

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	9,264,404	9,264,404
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,264,404	9,264,404
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate account liabilities at December 31, 2006	$—	$—	$—	$9,264,404	$9,264,404

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$910,067	$1,092,584	$1,095,820
Transfers from Separate Accounts	1,484,712	1,758,650	1,671,242

Net transfers to (from) Separate Accounts	(574,645)	(666,066)	(575,422)
Reconciling adjustments:
Other	(1,399)	215	3,768

Transfers as reported in the Summary of Operations of the Company	$(576,044)	$(665,851)	$(571,654)

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Income Benefit	$1,633,606	$28,980	$4,250
2006	Guaranteed Minimum Income Benefit	$1,787,240	$25,183	$3,152

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Death Benefit	$6,291,420	$73,072	$35,260
2006	Guaranteed Minimum Death Benefit	$6,564,098	$63,367	$33,153

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2007 and 2006, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2007
Ordinary direct renewal business	$3,046	$1,813	$4,859
Ordinary new business	262	(151)	111

	$3,308	$1,662	$4,970

December 31, 2006
Ordinary direct renewal business	$2,749	$1,475	$4,224
Ordinary new business	910	(107)	803

	$3,659	$1,368	$5,027

At December 31, 2007 and 2006, the Company had insurance in force aggregating $2,170,424 and $3,640,805 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $15,281 and $21,377 to cover these deficiencies at December 31, 2007 and 2006, respectively.

8. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2008, without the prior approval of insurance regulatory authorities, is $131,655.

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2006 and 2005, the Company sold $32,428 and $51,983, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus retains such balances as non-admitted receivables. Agent receivables in the amount of $18,673 and $20,261 were non-admitted as of December 31, 2007 and 2006, respectively.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,829, $1,432 and $1,280 for 2007, 2006 and 2005, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $905, $864 and $836 for 2007, 2006 and 2005, respectively.

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2007, 2006 and 2005 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $179, $147 and $126 for 2007, 2006 and 2005, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON USA, Inc. companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company is part of a Tax Allocation Agreement with its parent and other affiliated companies as described in Note 6. During 2007, 2006 and 2005, the Company paid $106,392, $94,305 and $91,667, respectively, for such services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $38,629 and $36,528 from this agreement during 2007 and 2006, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2007, 2006 and 2005, the Company received $100,815, $91,726 and $85,975, respectively, for such services, which approximates their cost.

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2007 and 2006, the Company has a net amount of $21,887 and $9,683, respectively, due to affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2007, 2006 and 2005, the Company paid net interest of $1,954, $1,599 and $1,027, respectively, to affiliates.

At December 31, 2007, the Company had a short-term note receivable of $9,600 from AEGON USA, Inc. The note is due by September 27, 2008 and bears interest at 5.62%. This note is reported as a short-term investment.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2007 and 2006, the cash surrender value of these policies was $63,948 and $61,729, respectively.

The Company paid ordinary common stock dividends of $110,000 and $2,000 to its parent on December 19, 2007 and September 8, 2006, respectively. No dividends were paid during 2005.

13. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,344 and $3,364 with no offsetting premium tax benefit at December 31, 2007 and 2006, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(22), $36 and $59 for 2007, 2006 and 2005, respectively.

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 100%/102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 100%/102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 100%/102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007 and 2006, respectively, securities in the amount of $158,452 and $59,321 were on loan under security lending agreements. At December 31, 2007 the collateral the Company received from securities lending was in the form of cash.

The Company has contingent commitments of $2,053 and $2,618 as of December 31, 2007 and 2006, respectively, for low income housing tax credit investments.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2007 and 2006 respectively, the Company pledged assets in the amount of $6,449 and $2,191 to satisfy the requirements of futures trading accounts.

There continues to be significant federal and state regulatory activity relating to financial services companies. The Company and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (SEC). In particular, the Company continues to respond to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by the Company, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates of the Company.

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties and restitution. The Company and its affiliates are working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, the Company does not believe the resolution will be material to its financial position.

14. Debt

The Company had an outstanding liability for borrowed money in the amount of $18,885 as of December 31, 2006, due to participation in dollar reverse repurchase agreements. The Company did not participate in dollar reverse repurchase agreement at December 31, 2007. The Company enters reverse dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received as stated in Note 1.

42

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$161,206	$167,011	$161,206
States, municipalities and political subdivisions	30,832	31,404	30,832
Foreign governments	3,662	3,722	3,662
Public utilities	14,942	15,255	14,942
All other corporate bonds	486,207	477,213	486,207
Preferred stock	4,673	4,646	4,673

Total fixed maturities	701,522	699,251	701,522
Mortgage loans on real estate	24,493		24,493
Real estate	38,574		38,574
Policy loans	410,844		410,844
Cash, cash equivalents and short-term investments	45,633		45,633
Other invested assets	10,358		10,358

Total investments	$1,231,424		$1,231,424

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

43

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*	Premium Written
Year ended December 31, 2007
Individual life	$1,040,192	$14,956	$583,844	$42,731	$304,367	$241,395	$—
Group life	15,550	100	46	646	915	53	—
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)	—

	$1,651,771	$15,373	$1,013,784	$68,832	$1,360,964	$(268,592)	$—

Year ended December 31, 2006
Individual life	$971,044	$12,448	$582,703	$33,573	$727,802	$(178,400)	$—
Group life	15,361	198	233	694	445	55	—
Annuity	636,572	238	584,189	29,842	892,153	(200,887)	—

	$1,622,977	$12,884	$1,167,125	$64,109	$1,620,400	$(379,232)	$—

Year ended December 31, 2005
Individual life	$941,322	$18,346	$578,049	$34,086	$252,018	$244,614	$—
Group life	15,288	100	312	1,026	1,722	1,357	—
Annuity	692,848	2	568,168	51,700	782,520	(67,635)	—

	$1,649,458	$18,448	$1,146,529	$86,812	$1,036,260	$178,336	$—

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

44

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$99,363,588	$48,566,371	$17,211,679	$68,008,896	25%

Premiums:
Individual life	$646,758	$66,766	$3,853	$583,845	1%
Group life	586	540	—	46	0
Annuity	437,105	7,212	—	429,893	0

	$1,084,449	$74,518	$3,853	$1,013,784	1%

Year ended December 31, 2006
Life insurance in force	$90,434,049	$40,136,640	$17,246,515	$67,543,924	26%

Premiums:
Individual life	$637,660	$57,339	$2,382	$582,703	0%
Group life	725	492	—	233	0
Annuity	591,578	7,389	—	584,189	0

	$1,229,963	$65,220	$2,382	$1,167,125	0%

Year ended December 31, 2005
Life insurance in force	$85,891,325	$35,360,079	$4,106,724	$50,531,246	0%

Premiums:
Individual life	$622,657	$45,399	$791	$578,049	0%
Group life	755	443	—	312	0
Annuity	577,267	9,099	—	568,168	0

	$1,200,679	$54,941	$791	$1,146,529	0%

45

FINANCIAL STATEMENTS

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Year Ended December 31, 2007

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

WRL Freedom Multiple Variable Annuity

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of the subaccounts of Western Reserve Life Assurance Co. of Ohio Separate Account VA V (comprised of the JPMorgan Core Bond, Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, Capital Guardian Value, Clarion Global Real Estate Securities, Federated Market Opportunity, Transamerica Science & Technology, Transamerica Balanced, International Moderate Growth Fund, JPMorgan Enhanced Index, Marsico Growth, MFS High Yield, MFS International Equity, Munder Net50, BlackRock Large Cap Value, PIMCO Total Return, Legg Mason Partners All Cap, T. Rowe Price Equity Income, T. Rowe Price Small Cap, Templeton Transamerica Global, Third Avenue Value, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Small/Mid Cap, Transamerica U.S. Government Securities, Transamerica U.S. Government Securities PAM, Transamerica Value Balanced, Van Kampen Mid Cap Growth, Fidelity – VIP Index 500 Portfolio, ProFund VP Bull, ProFund VP Money Market, ProFund VP NASDAQ-100, ProFund VP Short Small Cap, ProFund VP Small Cap, ProFund VP Japan, ProFund VP Ultra Small Cap, ProFund VP Basic Materials, ProFund VP Pharmaceuticals, ProFund VP Telecommunications, ProFund VP Asia 30, ProFund VP Oil & Gas, ProFund VP U.S. Government Plus, ProFund VP Consumer Services, ProFund VP Precious Metals, ProFund VP Europe 30, ProFund VP Short NASDAQ-100, ProFund VP Utilities, ProFund VP Financials, ProFund VP Small-Cap Value, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Falling US Dollar, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Short International, and Access VP High Yield Fund SM subaccounts), which are available for investment by contract owners of WRL Freedom Multiple Variable Annuity as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Western Reserve Life Assurance Co. of Ohio Separate Account VA V which are available for investment by contract owners of WRL Freedom Multiple Variable Annuity at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 21, 2008

1

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	JPMorgan Core Bond Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount
Assets
Investment in securities:
Number of shares	55,048.957	1,128,175.576	2,018,312.814

Cost	$682,955	$15,379,924	$23,349,119

Investments in mutual funds, at net asset value	$684,259	$15,422,160	$23,089,499
Receivable for units sold	—	—	5

Total assets	684,259	15,422,160	23,089,504

Liabilities
Payable for units redeemed	5	5	—

	$684,254	$15,422,155	$23,089,504

Net Assets:
Deferred annuity contracts terminable by owners	$684,254	$15,422,155	$23,089,504

Total net assets	$684,254	$15,422,155	$23,089,504

Accumulation units outstanding:
M&E - 1.45%	78,307	1,016,195	1,532,520

M&E - 1.50%	342,545	4,702,458	10,415,541

M&E - 1.60%	7,665	685,332	367,950

M&E - 1.65%	9,408	179,027	1,174,254

M&E - 1.70%	180,012	3,639,325	4,808,380

M&E - 1.85%	—	346,357	374,049

Accumulation unit value:
M&E - 1.45%	$1.112506	$1.475671	$1.246299

M&E - 1.50%	$1.110507	$1.472986	$1.244048

M&E - 1.60%	$1.070945	$1.385249	$1.193938

M&E - 1.65%	$1.069547	$1.383435	$1.192369

M&E - 1.70%	$1.102522	$1.462427	$1.235128

M&E - 1.85%	$1.063945	$1.376197	$1.186141

See accompanying notes.

2

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares	4,149,143.650	4,688,124.759	79,469.893

Cost	$52,028,381	$63,483,622	$1,675,849

Investments in mutual funds, at net asset value	$53,233,513	$65,493,103	$1,463,041
Receivable for units sold	4	—	—

Total assets	53,233,517	65,493,103	1,463,041

Liabilities
Payable for units redeemed	—	21	—

	$53,233,517	$65,493,082	$1,463,041

Net Assets:
Deferred annuity contracts terminable by owners	$53,233,517	$65,493,082	$1,463,041

Total net assets	$53,233,517	$65,493,082	$1,463,041

Accumulation units outstanding:
M&E - 1.45%	6,267,264	5,778,684	96,690

M&E - 1.50%	16,242,548	15,297,151	465,979

M&E - 1.60%	683,323	3,333,757	—

M&E - 1.65%	4,105,094	4,961,462	34,862

M&E - 1.70%	11,298,595	13,666,674	478,638

M&E - 1.85%	1,803,189	4,118,462	97,826

Accumulation unit value:
M&E - 1.45%	$1.332469	$1.415973	$1.266106

M&E - 1.50%	$1.330081	$1.413426	$1.263801

M&E - 1.60%	$1.271402	$1.333636	$1.145019

M&E - 1.65%	$1.269735	$1.331908	$1.143533

M&E - 1.70%	$1.320507	$1.403290	$1.254747

M&E - 1.85%	$1.263120	$1.324935	$1.137545

See accompanying notes.

3

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Clarion Global Real Estate Securities Subaccount	Federated Market Opportunity Subaccount	Transamerica Science & Technology Subaccount
Assets
Investment in securities:
Number of shares	160,838.046	244,896.236	74,641.377

Cost	$3,805,720	$4,025,900	$347,086

Investments in mutual funds, at net asset value	$3,236,061	$3,722,423	$395,599
Receivable for units sold	3	1	1

Total assets	3,236,064	3,722,424	395,600

Liabilities
Payable for units redeemed	—	—	—

	$3,236,064	$3,722,424	$395,600

Net Assets:
Deferred annuity contracts terminable by owners	$3,236,064	$3,722,424	$395,600

Total net assets	$3,236,064	$3,722,424	$395,600

Accumulation units outstanding:
M&E - 1.45%	178,282	233,544	7,794

M&E - 1.50%	392,045	2,367,008	206,016

M&E - 1.60%	43,459	53,863	—

M&E - 1.65%	69,343	53,780	2,303

M&E - 1.70%	939,614	574,341	60,025

M&E - 1.85%	109,368	65,087	7,739

Accumulation unit value:
M&E - 1.45%	$1.936139	$1.120110	$1.394574

M&E - 1.50%	$1.932650	$1.118100	$1.392061

M&E - 1.60%	$1.492166	$1.026033	$1.500357

M&E - 1.65%	$1.490209	$1.024694	$1.498386

M&E - 1.70%	$1.918752	$1.110070	$1.382057

M&E - 1.85%	$1.482426	$1.019336	$1.490553

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Balanced Subaccount	International Moderate Growth Fund Subaccount	JPMorgan Enhanced Index Subaccount
Assets
Investment in securities:
Number of shares	130,398.517	808,277.209	39,019.238

Cost	$1,718,343	$8,639,827	$589,556

Investments in mutual funds, at net asset value	$1,778,636	$8,955,711	$641,866
Receivable for units sold	6	8	—

Total assets	1,778,642	8,955,719	641,866

Liabilities
Payable for units redeemed	—	—	5

	$1,778,642	$8,955,719	$641,861

Net Assets:
Deferred annuity contracts terminable by owners	$1,778,642	$8,955,719	$641,861

Total net assets	$1,778,642	$8,955,719	$641,861

Accumulation units outstanding:
M&E - 1.45%	204,227	726,393	32,420

M&E - 1.50%	224,375	2,168,642	54,333

M&E - 1.60%	154,396	187,094	1,079

M&E - 1.65%	9,909	1,473,288	—

M&E - 1.70%	585,264	2,860,542	365,918

M&E - 1.85%	112,902	729,936	49,518

Accumulation unit value:
M&E - 1.45%	$1.400340	$1.102600	$1.290495

M&E - 1.50%	$1.397813	$1.101698	$1.288176

M&E - 1.60%	$1.326807	$1.099885	$1.234409

M&E - 1.65%	$1.325070	$1.098976	$1.232792

M&E - 1.70%	$1.387777	$1.098098	$1.278908

M&E - 1.85%	$1.318144	$1.095389	$1.226335

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Marsico Growth Subaccount	MFS High Yield Subaccount	MFS International Equity Subaccount
Assets
Investment in securities:
Number of shares	44,634.785	94,357.714	74,288.360

Cost	$494,372	$891,985	$659,141

Investments in mutual funds, at net asset value	$573,557	$833,179	$653,738
Receivable for units sold	9	—	1

Total assets	573,566	833,179	653,739

Liabilities
Payable for units redeemed	—	—	—

	$573,566	$833,179	$653,739

Net Assets:
Deferred annuity contracts terminable by owners	$573,566	$833,179	$653,739

Total net assets	$573,566	$833,179	$653,739

Accumulation units outstanding:
M&E - 1.45%	80,629	101,056	19,210

M&E - 1.50%	182,713	146,953	190,926

M&E - 1.60%	—	46,595	—

M&E - 1.65%	—	—	24,226

M&E - 1.70%	123,137	359,813	362,551

M&E - 1.85%	7,455	58,615	53,995

Accumulation unit value:
M&E - 1.45%	$1.463108	$1.183062	$1.005631

M&E - 1.50%	$1.460488	$1.180945	$1.005301

M&E - 1.60%	$1.377050	$1.127724	$1.004640

M&E - 1.65%	$1.375242	$1.126246	$1.004311

M&E - 1.70%	$1.449992	$1.172454	$1.003984

M&E - 1.85%	$1.368052	$1.120360	$1.002997

See accompanying notes.

6

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Munder Net50 Subaccount	BlackRock Large Cap Value Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	39,167.091	177,696.796	151,693.679

Cost	$438,463	$3,617,913	$1,713,363

Investments in mutual funds, at net asset value	$457,080	$3,413,555	$1,770,265
Receivable for units sold	4	—	1

Total assets	457,084	3,413,555	1,770,266

Liabilities
Payable for units redeemed	—	1	—

	$457,084	$3,413,554	$1,770,266

Net Assets:
Deferred annuity contracts terminable by owners	$457,084	$3,413,554	$1,770,266

Total net assets	$457,084	$3,413,554	$1,770,266

Accumulation units outstanding:
M&E - 1.45%	34,715	136,250	72,910

M&E - 1.50%	44,498	336,285	665,754

M&E - 1.60%	—	30,694	18,989

M&E - 1.65%	27,454	63,152	—

M&E - 1.70%	197,333	1,486,044	795,880

M&E - 1.85%	34,828	201,723	8,327

Accumulation unit value:
M&E - 1.45%	$1.336646	$1.551747	$1.140309

M&E - 1.50%	$1.334220	$1.548949	$1.138271

M&E - 1.60%	$1.449816	$1.346098	$1.096796

M&E - 1.65%	$1.447905	$1.344341	$1.095350

M&E - 1.70%	$1.324648	$1.537812	$1.130092

M&E - 1.85%	$1.440359	$1.337323	$1.089627

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Legg Mason Partners All Cap Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Small Cap Subaccount
Assets
Investment in securities:
Number of shares	63,223.802	229,655.950	93,797.984

Cost	$914,205	$4,660,934	$999,068

Investments in mutual funds, at net asset value	$874,385	$4,397,911	$951,112
Receivable for units sold	—	5	5

Total assets	874,385	4,397,916	951,117

Liabilities
Payable for units redeemed	—	—	—

	$874,385	$4,397,916	$951,117

Net Assets:
Deferred annuity contracts terminable by owners	$874,385	$4,397,916	$951,117

Total net assets	$874,385	$4,397,916	$951,117

Accumulation units outstanding:
M&E - 1.45%	88,973	539,659	28,295

M&E - 1.50%	175,786	1,940,019	111,466

M&E - 1.60%	1,060	75,379	—

M&E - 1.65%	27,985	63,584	-

M&E - 1.70%	347,446	597,948	594,504

M&E - 1.85%	56,043	56,475	22,439

Accumulation unit value:
M&E - 1.45%	$1.260830	$1.353841	$1.265986

M&E - 1.50%	$1.258573	$1.351417	$1.263698

M&E - 1.60%	$1.261523	$1.247598	$1.281472

M&E - 1.65%	$1.259875	$1.245942	$1.279792

M&E - 1.70%	$1.249500	$1.341700	$1.254608

M&E - 1.85%	$1.253278	$1.239435	$1.273108

See accompanying notes.

8

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Third Avenue Value Subaccount	Transamerica Convertible Securities Subaccount
Assets
Investment in securities:
Number of shares	135,699.140	403,964.124	51,729.234

Cost	$3,007,008	$9,873,292	$618,684

Investments in mutual funds, at net asset value	$3,372,124	$8,766,021	$642,477
Receivable for units sold	—	7	—

Total assets	3,372,124	8,766,028	642,477

Liabilities
Payable for units redeemed	—	—	—

	$3,372,124	$8,766,028	$642,477

Net Assets:
Deferred annuity contracts terminable by owners	$3,372,124	$8,766,028	$642,477

Total net assets	$3,372,124	$8,766,028	$642,477

Accumulation units outstanding:
M&E - 1.45%	328,334	759,917	68,489

M&E - 1.50%	740,171	2,266,178	89,473

M&E - 1.60%	9,146	89,841	45,109

M&E - 1.65%	6,668	269,666	50,457

M&E - 1.70%	1,015,688	1,960,494	178,628

M&E - 1.85%	143,012	209,487	21,696

Accumulation unit value:
M&E - 1.45%	$1.514988	$1.611676	$1.422926

M&E - 1.50%	$1.512259	$1.608771	$1.420405

M&E - 1.60%	$1.459443	$1.347135	$1.418434

M&E - 1.65%	$1.457510	$1.345392	$1.416594

M&E - 1.70%	$1.501397	$1.597213	$1.410193

M&E - 1.85%	$1.449907	$1.338344	$1.409159

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount
Assets
Investment in securities:
Number of shares	193,343.681	223,987.206	9,978,663.050

Cost	$4,728,256	$3,703,502	$9,978,663

Investments in mutual funds, at net asset value	$5,527,696	$4,031,770	$9,978,663
Receivable for units sold	—	—	60

Total assets	5,527,696	4,031,770	9,978,723

Liabilities
Payable for units redeemed	3	5	—

	$5,527,693	$4,031,765	$9,978,723

Net Assets:
Deferred annuity contracts terminable by owners	$5,527,693	$4,031,765	$9,978,723

Total net assets	$5,527,693	$4,031,765	$9,978,723

Accumulation units outstanding:
M&E - 1.45%	431,872	104,350	110,059

M&E - 1.50%	2,030,255	1,259,607	5,570,753

M&E -1.60%	84,156	—	50,108

M&E -1.65%	79,674	6,789	210,638

M& E -1.70%	826,287	1,270,353	2,665,929

M& E -1.85%	124,182	22,661	741,761

Accumulation unit value:
M&E - 1.45%	$1.554772	$1.521076	$1.072051

M&E - 1.50%	$1.551958	$1.518329	$1.070136

M&E -1.60%	$1.505349	$1.555292	$1.069698

M&E -1.65%	$1.503380	$1.553259	$1.068285

M&E -1.70%	$1.540840	$1.507442	$1.062436

M&E -1.85%	$1.495545	$1.545140	$1.062701

See accompanying notes.

10

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Small/Mid Cap Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities PAM Subaccount
Assets
Investment in securities:
Number of shares	147,470.998	109,735.909	73,165.940

Cost	$3,120,092	$1,332,109	$891,139

Investments in mutual funds, at net asset value	$3,235,514	$1,342,070	$894,819
Receivable for units sold	6	—	—

Total assets	3,235,520	1,342,070	894,819

Liabilities
Payable for units redeemed	—	—	1

	$3,235,520	$1,342,070	$894,818

Net Assets:
Deferred annuity contracts terminable by owners	$3,235,520	$1,342,070	$894,818

Total net assets	$3,235,520	$1,342,070	$894,818

Accumulation units outstanding:
M&E - 1.45%	368,485	165,422	59,315

M&E - 1.50%	490,122	1,038,385	492,761

M&E - 1.60%	—	—	7,108

M&E - 1.65%	30,808	—	131,664

M&E - 1.70%	890,306	29,073	75,216

M&E - 1.85%	46,364	—	62,630

Accumulation unit value:
M&E - 1.45%	$1.786846	$1.090460	$1.090460

M&E - 1.50%	$1.783618	$1.088484	$1.088484

M&E - 1.60%	$1.644540	$1.058117	$1.058117

M&E - 1.65%	$1.642380	$1.056728	$1.056728

M&E - 1.70%	$1.770802	$1.080680	$1.080680

M&E - 1.85%	$1.633809	$1.051193	$1.051193

See accompanying notes.

11

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Value Balanced Subaccount	Van Kampen Mid Cap Growth Subaccount	Fidelity-VIP Index 500 Portfolio Subaccount
Assets
Investment in securities:
Number of shares	80,762.524	37,935.433	4,811.977

Cost	$1,154,647	$894,530	$761,388

Investments in mutual funds, at net asset value	$1,182,363	$969,630	$783,342
Receivable for units sold	—	—	—

Total assets	1,182,363	969,630	783,342

Liabilities
Payable for units redeemed	2	2	2

	$1,182,361	$969,628	$783,340

Net Assets:
Deferred annuity contracts terminable by owners	$1,182,361	$969,628	$783,340

Total net assets	$1,182,361	$969,628	$783,340

Accumulation units outstanding:
M&E - 1.45%	62,743	65,672	155,237

M&E - 1.50%	237,939	70,393	24,704

M&E - 1.60%	17,798	—	—

M&E - 1.65%	100,603	36,470	—

M&E - 1.70%	300,953	474,097	388,541

M&E - 1.85%	178,205	16,149	31,069

Accumulation unit value:
M&E - 1.45%	$1.348978	$1.473106	$1.317533

M&E - 1.50%	$1.346544	$1.470465	$1.315173

M&E - 1.60%	$1.269816	$1.472425	$1.263500

M&E - 1.65%	$1.268173	$1.470487	$1.261830

M&E - 1.70%	$1.336866	$1.459879	$1.305708

M&E - 1.85%	$1.261527	$1.462824	$1.255234

See accompanying notes.

12

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount
Assets
Investment in securities:
Number of shares	5,811.151	1,741,053.900	2,809.219

Cost	$176,566	$1,741,054	$53,404

Investments in mutual funds, at net asset value	$179,565	$1,741,054	$52,308
Receivable for units sold	—	4	—

Total assets	179,565	1,741,058	52,308

Liabilities
Payable for units redeemed	1	—	1

	$179,564	$1,741,058	$52,307

Net Assets:
Deferred annuity contracts terminable by owners	$179,564	$1,741,058	$52,307

Total net assets	$179,564	$1,741,058	$52,307

Accumulation units outstanding:
M&E - 1.45%	—	—	—

M&E - 1.50%	—	—	—

M&E - 1.60%	—	—	—

M&E - 1.65%	—	—	—

M&E - 1.70%	187,853	1,724,252	49,289

M&E - 1.85%	—	—	—

Accumulation unit value:
M&E - 1.45%	$0.957124	$1.011056	$1.062612

M&E - 1.50%	$0.956882	$1.010793	$1.062329

M&E - 1.60%	$0.956379	$1.010262	$1.061784

M&E - 1.65%	$0.956134	$1.010007	$1.061502

M&E - 1.70%	$0.955875	$1.009747	$1.061228

M&E - 1.85%	$0.955136	$1.008954	$1.060404

See accompanying notes.

13

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Short Small Cap Subaccount	ProFund VP Small Cap Subaccount	ProFund VP Japan Subaccount
Assets
Investment in securities:
Number of shares	4,241.407	1,696.202	0.005

Cost	$64,745	$49,919	$—

Investments in mutual funds, at net asset value	$62,985	$52,090	$—
Receivable for units sold	—	—	—

Total assets	62,985	52,090	—

Liabilities
Payable for units redeemed	—	—	—

	$62,985	$52,090	$—

Net Assets:
Deferred annuity contracts terminable by owners	$62,985	$52,090	$—

Total net assets	$62,985	$52,090	$—

Accumulation units outstanding:
M&E - 1.45%	—	—	—

M&E - 1.50%	58,188	—	—

M&E - 1.60%	—	—	—

M&E - 1.65%	—	—	—

M&E - 1.70%	—	57,572	—

M&E - 1.85%	—	—	—

Accumulation unit value:
M&E - 1.45%	$1.082734	$0.905966	$0.912490

M&E - 1.50%	$1.082446	$0.905727	$0.912345

M&E - 1.60%	$1.081890	$0.905251	$0.912059

M&E - 1.65%	$1.081603	$0.905020	$0.911913

M&E - 1.70%	$1.081329	$0.904780	$0.911765

M&E - 1.85%	$1.080483	$0.904077	$0.911328

See accompanying notes.

14

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Ultra Small Cap Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Pharmaceuticals Subaccount
Assets
Investment in securities:
Number of shares	0.006	1.163	0.005

Cost	$—	$60	$—

Investments in mutual funds, at net asset value	$—	$60	$—
Receivable for units sold	—	—	—

Total assets	—	60	—

Liabilities
Payable for units redeemed	—	—	—

	$—	$60	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$60	$—

Total net assets	$—	$60	$—

Accumulation units outstanding:
M&E - 1.45%	—	—	—

M&E - 1.50%	—	54	—

M&E - 1.60%	—	—	—

M&E - 1.65%	—	—	—

M&E - 1.70%	—	—	—

M&E - 1.85%	—	—	—

Accumulation unit value:
M&E - 1.45%	$0.886432	$1.112169	$0.999452

M&E - 1.50%	$0.886293	$1.111999	$0.999291

M&E - 1.60%	$0.886009	$1.111635	$0.998978

M&E - 1.65%	$0.885867	$1.111461	$0.998815

M&E - 1.70%	$0.885724	$1.111290	$0.998658

M&E - 1.85%	$0.885303	$1.110749	$0.998183

See accompanying notes.

15

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Oil & Gas Subaccount
Assets
Investment in securities:
Number of shares	196.239	1,013.882	68.177

Cost	$3,987	$94,816	$4,407

Investments in mutual funds, at net asset value	$3,789	$92,233	$4,547
Receivable for units sold	1	—	—

Total assets	3,790	92,233	4,547

Liabilities
Payable for units redeemed	—	—	1

	$3,790	$92,233	$4,546

Net Assets:
Deferred annuity contracts terminable by owners	$3,790	$92,233	$4,546

Total net assets	$3,790	$92,233	$4,546

Accumulation units outstanding:
M&E - 1.45%	—	22,363	—

M&E - 1.50%	—	1,257	365

M&E - 1.60%	—	—	—

M&E - 1.65%	—	—	—

M&E - 1.70%	3,976	55,338	3,805

M&E - 1.85%	—	—	—

Accumulation unit value:
M&E - 1.45%	$0.953902	$1.168774	$1.090919

M&E - 1.50%	$0.953755	$1.168595	$1.090746

M&E - 1.60%	$0.953445	$1.168220	$1.090394

M&E - 1.65%	$0.953293	$1.168030	$1.090225

M&E - 1.70%	$0.953139	$1.167847	$1.090048

M&E - 1.85%	$0.952687	$1.167290	$1.089525

See accompanying notes.

16

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP PreciousMetals Subaccount
Assets
Investment in securities:
Number of shares	0.000	0.004	3,046.930

Cost	$—	$—	$159,507

Investments in mutual funds, at net asset value	$—	$—	$157,892
Receivable for units sold	—	—	—

Total assets	—	—	157,892

Liabilities
Payable for units redeemed	—	—	1

	$—	$—	$157,891

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$157,891

Total net assets	$—	$—	$157,891

Accumulation units outstanding:
M&E - 1.45%	—	—	101,350

M&E - 1.50%	—	—	12,567

M&E - 1.60%	—	—	—

M&E - 1.65%	—	—	—

M&E - 1.70%	—	—	20,161

M&E - 1.85%	—	—	—

Accumulation unit value:
M&E - 1.45%	$1.081759	$0.915283	$1.177763

M&E - 1.50%	$1.081581	$0.915135	$1.177574

M&E - 1.60%	$1.081234	$0.914846	$1.177204

M&E - 1.65%	$1.081070	$0.914699	$1.177007

M&E - 1.70%	$1.080899	$0.914554	$1.176826

M&E - 1.85%	$1.080385	$0.914112	$1.176262

See accompanying notes.

17

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Europe 30 Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount
Assets
Investment in securities:
Number of shares	10,397.311	0.003	18,763.791

Cost	$381,164	$—	$735,830

Investments in mutual funds, at net asset value	$369,416	$—	$737,980
Receivable for units sold	1	—	—

Total assets	369,417	—	737,980

Liabilities
Payable for units redeemed	—	—	—

	$369,417	$—	$737,980

Net Assets:
Deferred annuity contracts terminable by owners	$369,417	$—	$737,980

Total net assets	$369,417	$—	$737,980

Accumulation units outstanding:
M&E - 1.45%	—	—	—

M&E - 1.50%	57,016	—	104,618

M&E - 1.60%	—	—	—

M&E - 1.65%	—	—	—

M&E - 1.70%	297,629	—	574,070

M&E - 1.85%	4,559	—	8,732

Accumulation unit value:
M&E - 1.45%	$1.029153	$0.973025	$1.074309

M&E - 1.50%	$1.028988	$0.972868	$1.074139

M&E - 1.60%	$1.028667	$0.972559	$1.073799

M&E - 1.65%	$1.028497	$0.972408	$1.073629

M&E - 1.70%	$1.028334	$0.972250	$1.073453

M&E - 1.85%	$1.027842	$0.971787	$1.072947

See accompanying notes.

18

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Financials Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP Mid-Cap Subaccount
Assets
Investment in securities:
Number of shares	0.004	0.004	0.003

Cost	$—	$—	$—

Investments in mutual funds, at net asset value	$—	$—	$—
Receivable for units sold	—	—	—

Total assets	—	—	—

Liabilities
Payable for units redeemed	—	—	—

	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—

Total net assets	$—	$—	$—

Accumulation units outstanding:
M&E - 1.45%	—	—	—

M&E - 1.50%	—	—	—

M&E - 1.60%	—	—	—

M&E - 1.65%	—	—	—

M&E - 1.70%	—	—	—

M&E - 1.85%	—	—	—

Accumulation unit value:
M&E - 1.45%	$0.863985	$0.915968	$0.975324

M&E - 1.50%	$0.863846	$0.915826	$0.975170

M&E - 1.60%	$0.863571	$0.915533	$0.974855

M&E - 1.65%	$0.863440	$0.915383	$0.974703

M&E - 1.70%	$0.863289	$0.915236	$0.974547

M&E - 1.85%	$0.862884	$0.914801	$0.974081

See accompanying notes.

19

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling US Dollar Subaccount	ProFund VP International Subaccount
Assets
Investment in securities:
Number of shares	6.593	757.465	0.005

Cost	$159	$24,133	$—

Investments in mutual funds, at net asset value	$161	$24,125	$—
Receivable for units sold	—	—	—

Total assets	161	24,125	—

Liabilities
Payable for units redeemed	—	—	—

	$161	$24,125	$—

Net Assets:
Deferred annuity contracts terminable by owners	$161	$24,125	$—

Total net assets	$161	$24,125	$—

Accumulation units outstanding:
M&E - 1.45%	—	—	—

M&E - 1.50%	195	28	—

M&E - 1.60%	—	—	—

M&E - 1.65%	—	—	—

M&E - 1.70%	—	22,797	—

M&E - 1.85%	—	—	—

Accumulation unit value:
M&E - 1.45%	$0.824070	$1.057800	$1.010167

M&E - 1.50%	$0.823937	$1.057631	$1.010008

M&E - 1.60%	$0.823676	$1.057288	$1.009680

M&E - 1.65%	$0.823540	$1.057126	$1.009518

M&E - 1.70%	$0.823417	$1.056954	$1.009363

M&E - 1.85%	$0.823024	$1.056453	$1.008884

See accompanying notes.

20

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High Yield FundSM Subaccount
Assets
Investment in securities:
Number of shares	0.861	0.004	0.003

Cost	$30	$—	$—

Investments in mutual funds, at net asset value	$30	$—	$—
Receivable for units sold	—	—	—

Total assets	30	—	—

Liabilities
Payable for units redeemed	—	—	—

	$30	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$30	$—	$—

Total net assets	$30	$—	$—

Accumulation units outstanding:
M&E - 1.45%	—	—	—

M&E - 1.50%	26	—	—

M&E - 1.60%	—	—	—

M&E - 1.65%	—	—	—

M&E - 1.70%	—	—	—

M&E - 1.85%	—	—	—

Accumulation unit value:
M&E - 1.45%	$1.147249	$0.982988	$1.030530

M&E - 1.50%	$1.147062	$0.982833	$1.030368

M&E - 1.60%	$1.146697	$0.982520	$1.030040

M&E - 1.65%	$1.146516	$0.982361	$1.029880

M&E - 1.70%	$1.146335	$0.982207	$1.029713

M&E - 1.85%	$1.145789	$0.981742	$1.029222

See accompanying notes.

21

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	JPMorgan Core Bond Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Moderate Subaccount
Net investment income (loss)
Income:
Dividends	$26,277	$315,923	$580,789	$1,392,395
Expenses:
Administrative, mortality and expense risk charge	7,807	222,262	321,521	726,813

Net investment income (loss)	18,470	93,661	259,268	665,582
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	585,997	757,297	1,286,280
Proceeds from sales	120,039	2,992,990	5,396,291	8,007,784
Cost of investments sold	120,153	2,628,640	5,530,105	7,503,984

Net realized capital gains (losses) on investments	(114)	950,347	623,483	1,790,080
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,619)	603,259	(222,501)	1,113,449
End of period	1,304	42,236	(259,620)	1,205,132

Net change in unrealized appreciation/depreciation of investments	5,923	(561,023)	(37,119)	91,683

Net realized and unrealized capital gains (losses) on investments	5,809	389,324	586,364	1,881,763

Increase (decrease) in net assets from operations	$24,279	$482,985	$845,632	$2,547,345

See accompanying notes.

22

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Asset Allocation- Moderate Growth Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Federated Market Opportunity Subaccount
Net investment income (loss)
Income:
Dividends	$1,336,397	$14,438	$248,763	$138,042
Expenses:
Administrative, mortality and expense risk charge	872,851	27,770	70,355	61,753

Net investment income (loss)	463,546	(13,332)	178,408	76,289
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,461,957	108,800	259,495	19,272
Proceeds from sales	6,906,248	1,436,308	2,781,128	1,722,695
Cost of investments sold	6,059,440	1,398,857	2,377,621	1,877,757

Net realized capital gains (losses) on investments	2,308,765	146,251	663,002	(135,790)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,121,192	99,293	657,949	(271,627)
End of period	2,009,481	(212,808)	(569,659)	(303,477)

Net change in unrealized appreciation/depreciation of investments	(111,711)	(312,101)	(1,227,608)	(31,850)

Net realized and unrealized capital gains (losses) on investments	2,197,054	(165,850)	(564,606)	(167,640)

Increase (decrease) in net assets from operations	$2,660,600	$(179,182)	$(386,198)	$(91,351)

See accompanying notes.

23

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica Science & Technology Subaccount	Transamerica Balanced Subaccount	International Moderate Growth Fund Subaccount	JPMorgan Enhanced Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$8,416	$83,841	$6,263
Expenses:
Administrative, mortality and expense risk charge	5,262	14,309	97,560	10,101

Net investment income (loss)	(5,262)	(5,893)	(13,719)	(3,838)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	3,545	50,750	16,917
Proceeds from sales	338,547	259,461	1,293,446	38,603
Cost of investments sold	265,514	237,014	1,133,520	32,278

Net realized capital gains (losses) on investments	73,033	25,992	210,676	23,242
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(6,776)	13,836	161,662	63,462
End of period	48,513	60,293	315,884	52,310

Net change in unrealized appreciation/depreciation of investments	55,289	46,457	154,222	(11,152)

Net realized and unrealized capital gains (losses) on investments	128,322	72,449	364,898	12,090

Increase (decrease) in net assets from operations	$123,060	$66,556	$351,179	$8,252

See accompanying notes.

24

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Marsico Growth Subaccount	MFS High Yield Subaccount	MFS International Equity Subaccount (1)	Munder Net50 Subaccount
Net investment income (loss)
Income:
Dividends	$—	$70,277	$1,131	$—
Expenses:
Administrative, mortality and expense risk charge	5,891	11,881	3,588	5,996

Net investment income (loss)	(5,891)	58,396	(2,457)	(5,996)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,698	42	23,617	8,818
Proceeds from sales	23,226	238,896	47,968	230,232
Cost of investments sold	18,818	262,230	59,101	193,607

Net realized capital gains (losses) on investments	8,106	(23,292)	12,484	45,443
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	19,450	(19,850)	—	9,463
End of period	79,185	(58,806)	(5,403)	18,617

Net change in unrealized appreciation/depreciation of investments	59,735	(38,956)	(5,403)	9,154

Net realized and unrealized capital gains (losses) on investments	67,841	(62,248)	7,081	54,597

Increase (decrease) in net assets from operations	$61,950	$(3,852)	$4,624	$48,601

See accompanying notes.

25

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	BlackRock Large Cap Value Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	T. Rowe Price Equity Income Subaccount
Net investment income (loss)
Income:
Dividends	$32,975	$22,119	$10,262	$82,700
Expenses:
Administrative, mortality and expense risk charge	64,074	13,194	14,302	65,437

Net investment income (loss)	(31,099)	8,925	(4,040)	17,263
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	457,858	65	47,904	381,613
Proceeds from sales	1,557,431	361,288	259,636	800,791
Cost of investments sold	1,411,337	345,366	239,865	817,812

Net realized capital gains (losses) on investments	603,952	15,987	67,675	364,592
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	257,860	4,191	36,313	82,519
End of period	(204,358)	56,902	(39,820)	(263,023)

Net change in unrealized appreciation/depreciation of investments	(462,218)	52,711	(76,133)	(345,542)

Net realized and unrealized capital gains (losses) on investments	141,734	68,698	(8,458)	19,050

Increase (decrease) in net assets from operations	$110,635	$77,623	$(12,498)	$36,313

See accompanying notes.

26

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	T. Rowe Price Small Cap Subaccount	Templeton Transamerica Global Subaccount	Third Avenue Value Subaccount	Transamerica Convertible Securities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$36,184	$344,202	$8,117
Expenses:
Administrative, mortality and expense risk charge	16,606	39,080	139,217	7,027

Net investment income (loss)	(16,606)	(2,896)	204,985	1,090
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	103,677	—	1,298,616	46,761
Proceeds from sales	577,867	472,288	2,105,980	37,189
Cost of investments sold	646,237	355,154	1,847,222	32,307

Net realized capital gains (losses) on investments	35,307	117,134	1,557,374	51,643
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(87,727)	192,939	729,534	16,874
End of period	(47,956)	365,116	(1,107,271)	23,793

Net change in unrealized appreciation/depreciation of investments	39,771	172,177	(1,836,805)	6,919

Net realized and unrealized capital gains (losses) on investments	75,078	289,311	(279,431)	58,562

Increase (decrease) in net assets from operations	$58,472	$286,415	$(74,446)	$59,652

See accompanying notes.

27

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$241,212	$28,605
Expenses:
Administrative, mortality and expense risk charge	89,326	58,868	82,859	47,428

Net investment income (loss)	(89,326)	(58,868)	158,353	(18,823)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	242,368	278,662	(1)	306,263
Proceeds from sales	1,655,676	1,648,344	12,699,715	1,464,710
Cost of investments sold	1,237,510	1,328,347	12,699,715	1,282,100

Net realized capital gains (losses) on investments	660,534	598,659	(1)	488,873
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	605,684	197,764	—	65,673
End of period	799,440	328,268	—	115,422

Net change in unrealized appreciation/depreciation of investments	193,756	130,504	—	49,749

Net realized and unrealized capital gains (losses) on investments	854,290	729,163	(1)	538,622

Increase (decrease) in net assets from operations	$764,964	$670,295	$158,352	$519,799

See accompanying notes.

28

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities PAM Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$13,412	$49,111	$39,986	$—
Expenses:
Administrative, mortality and expense risk charge	4,707	4,101	25,005	12,435

Net investment income (loss)	8,705	45,010	14,981	(12,435)
Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	26,434	—
Proceeds from sales	141,223	1,398,587	953,020	502,956
Cost of investments sold	140,262	1,432,219	874,826	381,468

Net realized capital gains (losses) on investments	961	(33,632)	104,628	121,488
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	77	44	63,550	38,670
End of period	9,961	3,680	27,716	75,100

Net change in unrealized appreciation/depreciation of investments	9,884	3,636	(35,834)	36,430

Net realized and unrealized capital gains (losses) on investments	10,845	(29,996)	68,794	157,918

Increase (decrease) in net assets from operations	$19,550	$15,014	$83,775	$145,483

See accompanying notes.

29

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Fidelity-VIP Index 500 Portfolio Subaccount	ProFund VP Bull Subaccount (1)	ProFund VP Money Market Subaccount (1)	ProFund VP NASDAQ-100 Subaccount (1)
Net investment income (loss)
Income:
Dividends	$23,022	$744	$11,906	$—
Expenses:
Administrative, mortality and expense risk charge	9,691	835	6,139	915

Net investment income (loss)	13,331	(91)	5,767	(915)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,636	—	—
Proceeds from sales	222,510	1,406	1,815,835	475,449
Cost of investments sold	191,300	1,398	1,815,835	451,672

Net realized capital gains (losses) on investments	31,210	1,644	—	23,777
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	40,722	—	—	—
End of period	21,954	2,999	—	(1,096)

Net change in unrealized appreciation/depreciation of investments	(18,768)	2,999	—	(1,096)

Net realized and unrealized capital gains (losses) on investments	12,442	4,643	—	22,681

Increase (decrease) in net assets from operations	$25,773	$4,552	$5,767	$21,766

See accompanying notes.

30

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP Short Small Cap Subaccount (1)	ProFund VP Small Cap Subaccount (1)	ProFund VP Japan Subaccount (1)	ProFund VP Ultra Small-Cap Subaccount (1)
Net investment income (loss)
Income:
Dividends	$1,561	$—	$35	$—
Expenses:
Administrative, mortality and expense risk charge	294	85	—	—

Net investment income (loss)	1,267	(85)	35	—
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	917	674	1,189	1,205
Cost of investments sold	930	681	1,211	1,166

Net realized capital gains (losses) on investments	(13)	(7)	(22)	39
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(1,760)	2,171	—	—

Net change in unrealized appreciation/depreciation of investments	(1,760)	2,171	—	—

Net realized and unrealized capital gains (losses) on investments	(1,773)	2,164	(22)	39

Increase (decrease) in net assets from operations	$(506)	$2,079	$13	$39

See accompanying notes.

31

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP Basic Materials Subaccount (1)	ProFund VP Pharmaceuticals Subaccount (1)	ProFund VP Telecommunications Subaccount (1)	ProFund VP Asia 30 Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$6	$—	$—
Expenses:
Administrative, mortality and expense risk charge	102	—	12	1,041

Net investment income (loss)	(102)	6	(12)	(1,041)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	165,776	1,202	1,212	367,909
Cost of investments sold	171,540	1,198	1,198	382,665

Net realized capital gains (losses) on investments	(5,764)	4	14	(14,756)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	(198)	(2,583)

Net change in unrealized appreciation/depreciation of investments	—	—	(198)	(2,583)

Net realized and unrealized capital gains (losses) on investments	(5,764)	4	(184)	(17,339)

Increase (decrease) in net assets from operations	$(5,866)	$10	$(196)	$(18,380)

See accompanying notes.

32

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP Oil & Gas Subaccount (1)	ProFund VP U.S. Government Plus Subaccount (1)	ProFund VP Consumer Services Subaccount (1)	ProFund VP Precious Metals Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$1	$—	$4
Expenses:
Administrative, mortality and expense risk charge	116	101	—	655

Net investment income (loss)	(116)	(100)	—	(651)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1	—	—	—
Proceeds from sales	170,698	173,091	1,209	158,967
Cost of investments sold	171,536	171,576	1,188	168,476

Net realized capital gains (losses) on investments	(837)	1,515	21	(9,509)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	140	—	—	(1,615)

Net change in unrealized appreciation/depreciation of investments	140	—	—	(1,615)

Net realized and unrealized capital gains (losses) on investments	(697)	1,515	21	(11,124)

Increase (decrease) in net assets from operations	$(813)	$1,415	$21	$(11,775)

See accompanying notes.

33

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP Europe 30 Subaccount (1)	ProFund VP Short NASDAQ-100 Subaccount (1)	ProFund VP Utilities Subaccount (1)	ProFund VP Financials Subaccount (1)
Net investment income (loss)
Income:
Dividends	$11	$72	$5	$2
Expenses:
Administrative, mortality and expense risk charge	1,589	—	1,482	—

Net investment income (loss)	(1,578)	72	(1,477)	2
Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	165,936	1,197	171,777	1,214
Cost of investments sold	174,790	1,281	169,629	1,188

Net realized capital gains (losses) on investments	(8,854)	(84)	2,148	26
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(11,748)	—	2,150	—

Net change in unrealized appreciation/depreciation of investments	(11,748)	—	2,150	—

Net realized and unrealized capital gains (losses) on investments	(20,602)	(84)	4,298	26

Increase (decrease) in net assets from operations	$(22,180)	$(12)	$2,821	$28

See accompanying notes.

34

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP Small-Cap Value Subaccount (1)	ProFund VP Mid-Cap Subaccount (1)	ProFund VP Short Emerging Markets Subaccount (1)	ProFund VP Falling US Dollar Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	193

Net investment income (loss)	—	—	—	(193)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	86	—	—	—
Proceeds from sales	1,204	1,205	1,171	169,140
Cost of investments sold	1,271	1,183	1,208	170,988

Net realized capital gains (losses) on investments	19	22	(37)	(1,848)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	2	(8)

Net change in unrealized appreciation/depreciation of investments	—	—	2	(8)

Net realized and unrealized capital gains (losses) on investments	19	22	(35)	(1,856)

Increase (decrease) in net assets from operations	$19	$22	$(35)	$(2,049)

See accompanying notes.

35

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	ProFund VP International Subaccount (1)	ProFund VP Emerging Markets Subaccount (1)	ProFund VP Short International Subaccount (1)	Access VP High Yield FundSM Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$25
Expenses:
Administrative, mortality and expense risk charge	—	902	—	4

Net investment income (loss)	—	(902)	—	21
Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	6
Proceeds from sales	1,203	528,203	1,196	13,225
Cost of investments sold	1,188	552,891	1,207	13,230

Net realized capital gains (losses) on investments	15	(24,688)	(11)	1
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	15	(24,688)	(11)	1

Increase (decrease) in net assets from operations	$15	$(25,590)	$(11)	$22

See accompanying notes.

36

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	JPMorgan Core Bond Subaccount		Asset Allocation-Growth Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$18,470	$10,643	$93,661	$(53,460)
Net realized capital gains (losses) on investments	(114)	(1,928)	950,347	628,908
Net change in unrealized appreciation/depreciation of investments	5,923	(5,519)	(561,023)	349,506

Increase (decrease) in net assets from operations	24,279	3,196	482,985	924,954
Contract transactions
Net contract purchase payments	87,026	58,983	4,047,419	3,943,799
Transfer payments from (to) other subaccounts or general account	279,657	(290,869)	1,353,943	1,372,877
Contract terminations, withdrawals, and other deductions	(18,494)	(6,873)	(859,273)	(152,532)
Contract maintenance charges	(2,364)	(1,118)	(48,183)	(23,412)

Increase (decrease) in net assets from contract transactions	345,825	(239,877)	4,493,906	5,140,732

Net increase (decrease) in net assets	370,104	(236,681)	4,976,891	6,065,686
Net assets:
Beginning of the period	314,150	550,831	10,445,264	4,379,578

End of the period	$684,254	$314,150	$15,422,155	$10,445,264

See accompanying notes.

37

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Asset Allocation-Conservative Subaccount		Asset Allocation-Moderate Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$259,268	$286,287	$665,582	$274,298
Net realized capital gains (losses) on investments	623,483	706,775	1,790,080	1,420,688
Net change in unrealized appreciation/depreciation of investments	(37,119)	(19,588)	91,683	792,069

Increase (decrease) in net assets from operations	845,632	973,474	2,547,345	2,487,055
Contract transactions
Net contract purchase payments	4,083,376	2,931,564	12,987,861	12,851,515
Transfer payments from (to) other subaccounts or general account	1,621,180	7,536,302	5,906,338	3,637,580
Contract terminations, withdrawals, and other deductions	(1,178,149)	(383,062)	(2,653,676)	(1,594,083)
Contract maintenance charges	(110,677)	(34,101)	(185,709)	(88,508)

Increase (decrease) in net assets from contract transactions	4,415,730	10,050,703	16,054,814	14,806,504

Net increase (decrease) in net assets	5,261,362	11,024,177	18,602,159	17,293,559
Net assets:
Beginning of the period	17,828,142	6,803,965	34,631,358	17,337,799

End of the period	$23,089,504	$17,828,142	$53,233,517	$34,631,358

See accompanying notes.

38

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Asset Allocation-Moderate Growth		Capital Guardian Value
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$463,546	$52,028	$(13,332)	$(4,887)
Net realized capital gains (losses) on investments	2,308,765	1,425,957	146,251	113,285
Net change in unrealized appreciation/depreciation of investments	(111,711)	1,515,790	(312,101)	68,926

Increase (decrease) in net assets from operations	2,660,600	2,993,775	(179,182)	177,324
Contract transactions
Net contract purchase payments	17,793,165	15,658,499	228,191	28,281
Transfer payments from (to) other subaccounts or general account	9,568,944	6,151,777	(507,760)	776,546
Contract terminations, withdrawals, and other deductions	(2,283,935)	(1,189,196)	(52,196)	(19,941)
Contract maintenance charges	(197,925)	(86,296)	(5,313)	(5,903)

Increase (decrease) in net assets from contract transactions	24,880,249	20,534,784	(337,078)	778,983

Net increase (decrease) in net assets	27,540,849	23,528,559	(516,260)	956,307
Net assets:
Beginning of the period	37,952,233	14,423,674	1,979,301	1,022,994

End of the period	$65,493,082	$37,952,233	$1,463,041	$1,979,301

See accompanying notes.

39

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Clarion Global Real Estate Securities		Federated Market Opportunity
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$178,408	$(4,259)	$76,289	$2,030
Net realized capital gains (losses) on investments	663,002	414,702	(135,790)	172,561
Net change in unrealized appreciation/depreciation of investments	(1,227,608)	611,806	(31,850)	(157,792)

Increase (decrease) in net assets from operations	(386,198)	1,022,249	(91,351)	16,799
Contract transactions
Net contract purchase payments	742,171	805,242	660,189	618,645
Transfer payments from (to) other subaccounts or general account	(1,587,396)	1,383,637	(776,192)	(442,431)
Contract terminations, withdrawals, and other deductions	(194,487)	(41,553)	(264,543)	(81,476)
Contract maintenance charges	(13,549)	(12,240)	(7,225)	(10,665)

Increase (decrease) in net assets from contract transactions	(1,053,261)	2,135,086	(387,771)	84,073

Net increase (decrease) in net assets	(1,439,459)	3,157,335	(479,122)	100,872
Net assets:
Beginning of the period	4,675,523	1,518,188	4,201,546	4,100,674

End of the period	$3,236,064	$4,675,523	$3,722,424	$4,201,546

See accompanying notes.

40

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Transamerica Science & Technology		Transamerica Balanced
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(5,262)	$(2,639)	$(5,893)	$(2,653)
Net realized capital gains (losses) on investments	73,033	14,085	25,992	8,164
Net change in unrealized appreciation/depreciation of investments	55,289	(13,059)	46,457	15,693

Increase (decrease) in net assets from operations	123,060	(1,613)	66,556	21,204
Contract transactions
Net contract purchase payments	66,180	9,625	263,529	68,338
Transfer payments from (to) other subaccounts or general account	25,795	(2,023)	1,065,533	70,567
Contract terminations, withdrawals, and other deductions	—	—	(22,813)	(9,782)
Contract maintenance charges	(298)	(207)	(3,830)	(1,875)

Increase (decrease) in net assets from contract transactions	91,677	7,395	1,302,419	127,248

Net increase (decrease) in net assets	214,737	5,782	1,368,975	148,452
Net assets:
Beginning of the period	180,863	175,081	409,667	261,215

End of the period	$395,600	$180,863	$1,778,642	$409,667

See accompanying notes.

41

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	International Moderate Growth Fund		JPMorgan Enhanced Index
	Subaccount		Subaccount
	2007	2006 (1)	2007	2006
Operations
Net investment income (loss)	$(13,719)	$(12,594)	$(3,838)	$(4,317)
Net realized capital gains (losses) on investments	210,676	(6,617)	23,242	16,865
Net change in unrealized appreciation/depreciation of investments	154,222	161,662	(11,152)	45,546

Increase (decrease) in net assets from operations	351,179	142,451	8,252	58,094
Contract transactions
Net contract purchase payments	4,205,102	1,687,069	2,637	2,178
Transfer payments from (to) other subaccounts or general account	2,345,656	449,237	199,148	(203,335)
Contract terminations, withdrawals, and other deductions	(191,648)	(17,547)	(8,157)	(4,574)
Contract maintenance charges	(15,320)	(460)	(2,933)	(2,639)

Increase (decrease) in net assets from contract transactions	6,343,790	2,118,299	190,695	(208,370)

Net increase (decrease) in net assets	6,694,969	2,260,750	198,947	(150,276)
Net assets:
Beginning of the period	2,260,750	—	442,914	593,190

End of the period	$8,955,719	$2,260,750	$641,861	$442,914

See accompanying notes.

42

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Marsico Growth		MFS High Yield
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(5,891)	$(4,353)	$58,396	$37,831
Net realized capital gains (losses) on investments	8,106	3,812	(23,292)	927
Net change in unrealized appreciation/depreciation of investments	59,735	9,804	(38,956)	286

Increase (decrease) in net assets from operations	61,950	9,263	(3,852)	39,044
Contract transactions
Net contract purchase payments	116,748	26,257	199,393	66,360
Transfer payments from (to) other subaccounts or general account	130,296	(45,209)	119,485	109,502
Contract terminations, withdrawals, and other deductions	(4,464)	(2,553)	(36,043)	(14,627)
Contract maintenance charges	(1,651)	(1,066)	(3,504)	(2,004)

Increase (decrease) in net assets from contract transactions	240,929	(22,571)	279,331	159,231

Net increase (decrease) in net assets	302,879	(13,308)	275,479	198,275
Net assets:
Beginning of the period	270,687	283,995	557,700	359,425

End of the period	$573,566	$270,687	$833,179	$557,700

See accompanying notes.

43

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	MFS International Equity Subaccount	Munder Net50 Subaccount
	2007 (1)	2007	2006
Operations
Net investment income (loss)	$(2,457)	$(5,996)	$(2,551)
Net realized capital gains (losses) on investments	12,484	45,443	7,891
Net change in unrealized appreciation/depreciation of investments	(5,403)	9,154	(9,260)

Increase (decrease) in net assets from operations	4,624	48,601	(3,920)
Contract transactions
Net contract purchase payments	134,083	168,701	9,338
Transfer payments from (to) other subaccounts or general account	528,202	85,499	13,508
Contract terminations, withdrawals, and other deductions	(11,694)	(1,606)	(1,357)
Contract maintenance charges	(1,476)	(393)	(254)

Increase (decrease) in net assets from contract transactions	649,115	252,201	21,235

Net increase (decrease) in net assets	653,739	300,802	17,315
Net assets:
Beginning of the period	—	156,282	138,967

End of the period	$653,739	$457,084	$156,282

See accompanying notes.

44

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	BlackRock Large Cap Value		PIMCO Total Return
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(31,099)	$(27,616)	$8,925	$15,553
Net realized capital gains (losses) on investments	603,952	162,714	15,987	(10,745)
Net change in unrealized appreciation/depreciation of investments	(462,218)	204,307	52,711	11,845

Increase (decrease) in net assets from operations	110,635	339,405	77,623	16,653
Contract transactions
Net contract purchase payments	578,213	719,928	472,588	46,213
Transfer payments from (to) other subaccounts or general account	(307,318)	537,312	789,299	10,054
Contract terminations, withdrawals, and other deductions	(147,139)	(48,231)	(94,517)	(35,242)
Contract maintenance charges	(11,230)	(9,581)	(3,107)	(3,488)

Increase (decrease) in net assets from contract transactions	112,526	1,199,428	1,164,263	17,537

Net increase (decrease) in net assets	223,161	1,538,833	1,241,886	34,190
Net assets:
Beginning of the period	3,190,393	1,651,560	528,380	494,190

End of the period	$3,413,554	$3,190,393	$1,770,266	$528,380

See accompanying notes.

45

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Legg Mason Partners All Cap		T. Rowe Price Equity Income
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(4,040)	$(5,223)	$17,263	$4,465
Net realized capital gains (losses) on investments	67,675	104,300	364,592	333,610
Net change in unrealized appreciation/depreciation of investments	(76,133)	3,419	(345,542)	171,768

Increase (decrease) in net assets from operations	(12,498)	102,496	36,313	509,843
Contract transactions
Net contract purchase payments	244,086	75,861	378,416	560,220
Transfer payments from (to) other subaccounts or general account	(54,133)	(84,435)	72,002	325,702
Contract terminations, withdrawals, and other deductions	(38,390)	(23,932)	(120,041)	(40,922)
Contract maintenance charges	(3,282)	(2,968)	(7,594)	(4,773)

Increase (decrease) in net assets from contract transactions	148,281	(35,474)	322,783	840,227

Net increase (decrease) in net assets	135,783	67,022	359,096	1,350,070
Net assets:
Beginning of the period	738,602	671,580	4,038,820	2,688,750

End of the period	$874,385	$738,602	$4,397,916	$4,038,820

See accompanying notes.

46

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	T. Rowe Price Small Cap		Templeton Transamerica Global
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(16,606)	(14,963)	$(2,896)	(3,021)
Net realized capital gains (losses) on investments	35,307	69,025	117,134	19,464
Net change in unrealized appreciation/depreciation of investments	39,771	(79,710)	172,177	157,570

Increase (decrease) in net assets from operations	58,472	(25,648)	286,415	174,013
Contract transactions
Net contract purchase payments	40,197	404,642	465,102	210,568
Transfer payments from (to) other subaccounts or general account	(75,440)	43,845	1,282,037	261,380
Contract terminations, withdrawals, and other deductions	(93,521)	(9,440)	(109,025)	(31,488)
Contract maintenance charges	(3,412)	(3,944)	(6,698)	(5,840)

Increase (decrease) in net assets from contract transactions	(132,176)	435,103	1,631,416	434,620

Net increase (decrease) in net assets	(73,704)	409,455	1,917,831	608,633
Net assets:
Beginning of the period	1,024,821	615,366	1,454,293	845,660

End of the period	$951,117	$1,024,821	$3,372,124	$1,454,293

See accompanying notes.

47

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Third Avenue Value		Transamerica Convertible Securities
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$204,985	(57,363)	$1,090	(648)
Net realized capital gains (losses) on investments	1,557,374	563,805	51,643	14,481
Net change in unrealized appreciation/depreciation of investments	(1,836,805)	247,535	6,919	14,615

Increase (decrease) in net assets from operations	(74,446)	753,977	59,652	28,448
Contract transactions
Net contract purchase payments	1,695,078	1,313,579	160,155	79,656
Transfer payments from (to) other subaccounts or general account	622,941	(340,186)	116,743	(105,194)
Contract terminations, withdrawals, and other deductions	(418,329)	(100,750)	(17,477)	(9,977)
Contract maintenance charges	(21,220)	(16,796)	(1,192)	(830)

Increase (decrease) in net assets from contract transactions	1,878,470	855,847	258,229	(36,345)

Net increase (decrease) in net assets	1,804,024	1,609,824	317,881	(7,897)
Net assets:
Beginning of the period	6,962,004	5,352,180	324,596	332,493

End of the period	$8,766,028	$6,962,004	$642,477	$324,596

See accompanying notes.

48

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(89,326)	(64,840)	$(58,868)	(45,780)
Net realized capital gains (losses) on investments	660,534	207,731	598,659	166,365
Net change in unrealized appreciation/depreciation of investments	193,756	167,607	130,504	(15,373)

Increase (decrease) in net assets from operations	764,964	310,498	670,295	105,212
Contract transactions
Net contract purchase payments	385,178	585,173	186,605	605,317
Transfer payments from (to) other subaccounts or general account	(336,362)	466,389	(66,496)	(69,458)
Contract terminations, withdrawals, and other deductions	(531,585)	(93,392)	(143,883)	(41,999)
Contract maintenance charges	(13,466)	(9,754)	(7,376)	(6,173)

Increase (decrease) in net assets from contract transactions	(496,235)	948,416	(31,150)	487,687

Net increase (decrease) in net assets	268,729	1,258,914	639,145	592,899
Net assets:
Beginning of the period	5,258,964	4,000,050	3,392,620	2,799,721

End of the period	$5,527,693	$5,258,964	$4,031,765	$3,392,620

See accompanying notes.

49

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Transamerica Money Market Subaccount		Transamerica Small/Mid Cap Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$158,353	60,494	$(18,823)	(15,596)
Net realized capital gains (losses) on investments	(1)	—	488,873	214,689
Net change in unrealized appreciation/depreciation of investments	—	—	49,749	5,842

Increase (decrease) in net assets from operations	158,352	60,494	519,799	204,935
Contract transactions
Net contract purchase payments	9,620,619	6,038,242	462,549	642,623
Transfer payments from (to) other subaccounts or general account	1,537,706	(4,147,997)	513,372	(450,980)
Contract terminations, withdrawals, and other deductions	(2,870,543)	(1,898,358)	(77,937)	(22,132)
Contract maintenance charges	(16,389)	(3,885)	(8,210)	(5,358)

Increase (decrease) in net assets from contract transactions	8,271,393	(11,998)	889,774	164,153

Net increase (decrease) in net assets	8,429,745	48,496	1,409,573	369,088
Net assets:
Beginning of the period	1,548,978	1,500,482	1,825,947	1,456,859

End of the period	$9,978,723	$1,548,978	$3,235,520	$1,825,947

See accompanying notes.

50

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities PAM Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$8,705	8,382	$45,010	25,219
Net realized capital gains (losses) on investments	961	1,407	(33,632)	(2,426)
Net change in unrealized appreciation/depreciation of investments	9,884	(5,844)	3,636	44

Increase (decrease) in net assets from operations	19,550	3,945	15,014	22,837
Contract transactions
Net contract purchase payments	137,600	592,918	—	—
Transfer payments from (to) other subaccounts or general account	993,638	(767,642)	889,345	(12,161)
Contract terminations, withdrawals, and other deductions	(6,234)	(6,821)	(11,539)	(8,619)
Contract maintenance charges	(1,278)	(520)	(50)	(9)

Increase (decrease) in net assets from contract transactions	1,123,726	(182,065)	877,756	(20,789)

Net increase (decrease) in net assets	1,143,276	(178,120)	892,770	2,048
Net assets:
Beginning of the period	198,794	376,914	2,048	—

End of the period	$1,342,070	$198,794	$894,818	$2,048

See accompanying notes.

51

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Transamerica Value Balanced Subaccount		Van Kampen Mid Cap Growth Subaccount

	2007	2006	2007	2006
Operations
Net investment income (loss)	$14,981	14,486	$(12,435)	(7,037)
Net realized capital gains (losses) on investments	104,628	40,793	121,488	30,450
Net change in unrealized appreciation/depreciation of investments	(35,834)	67,803	36,430	15,221

Increase (decrease) in net assets from operations	83,775	123,082	145,483	38,634
Contract transactions
Net contract purchase payments	150,163	80,360	127,670	40,776
Transfer payments from (to) other subaccounts or general account	(337,617)	1,031,720	278,568	(117,098)
Contract terminations, withdrawals, and other deductions	(91,927)	(17,495)	(21,778)	(4,765)
Contract maintenance charges	(5,685)	(3,053)	(2,380)	(2,066)

Increase (decrease) in net assets from contract transactions	(285,066)	1,091,532	382,080	(83,153)

Net increase (decrease) in net assets	(201,291)	1,214,614	527,563	(44,519)
Net assets:
Beginning of the period	1,383,652	169,038	442,065	486,584

End of the period	$1,182,361	$1,383,652	$969,628	$442,065

See accompanying notes.

52

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	Fidelity-VIP Index 500 Portfolio Subaccount		ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount

	2007	2006	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$13,331	(2,712)	$(91)	$5,767
Net realized capital gains (losses) on investments	31,210	2,666	1,644	—
Net change in unrealized appreciation/depreciation of investments	(18,768)	39,388	2,999	—

Increase (decrease) in net assets from operations	25,773	39,342	4,552	5,767
Contract transactions
Net contract purchase payments	20,151	375,135	600	520,600
Transfer payments from (to) other subaccounts or general account	153,497	180,814	175,000	1,216,339
Contract terminations, withdrawals, and other deductions	(35,205)	(2,777)	(588)	(600)
Contract maintenance charges	(1,345)	(58)	—	(1,048)

Increase (decrease) in net assets from contract transactions	137,098	553,114	175,012	1,735,291

Net increase (decrease) in net assets	162,871	592,456	179,564	1,741,058
Net assets:
Beginning of the period	620,469	28,013	—	—

End of the period	$783,340	$620,469	$179,564	$1,741,058

See accompanying notes.

53

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small Cap Subaccount	ProFund VP Small Cap Subaccount	ProFund VP Japan Subaccount

	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(915)	$1,267	$(85)	$35
Net realized capital gains (losses) on investments	23,777	(13)	(7)	(22)
Net change in unrealized appreciation/ depreciation of investments	(1,096)	(1,760)	2,171	—

Increase (decrease) in net assets from operations	21,766	(506)	2,079	13
Contract transactions
Net contract purchase payments	600	50,600	600	600
Transfer payments from (to) other subaccounts or general account	30,531	13,515	50,000	(24)
Contract terminations, withdrawals, and other deductions	(590)	(610)	(589)	(589)
Contract maintenance charges	—	(14)	—	—

Increase (decrease) in net assets from contract transactions	30,541	63,491	50,011	(13)

Net increase (decrease) in net assets	52,307	62,985	52,090	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$52,307	$62,985	$52,090	$—

See accompanying notes.

54

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	ProFund VP Ultra Small-Cap Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount

	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$—	$(102)	$6	$(12)
Net realized capital gains (losses) on investments	39	(5,764)	4	14
Net change in unrealized appreciation/depreciation of investments	—	—	—	(198)

Increase (decrease) in net assets from operations	39	(5,866)	10	(196)
Contract transactions
Net contract purchase payments	600	660	600	600
Transfer payments from (to) other subaccounts or general account	(34)	5,891	(8)	3,986
Contract terminations, withdrawals, and other deductions	(605)	(625)	(602)	(600)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(39)	5,926	(10)	3,986

Net increase (decrease) in net assets	—	60	—	3,790
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$60	$—	$3,790

See accompanying notes.

55

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	ProFund VP Asia 30 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount

	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(1,041)	$(116)	$(100)	$—
Net realized capital gains (losses) on investments	(14,756)	(837)	1,515	21
Net change in unrealized appreciation/ depreciation of investments	(2,583)	140	—	—

Increase (decrease) in net assets from operations	(18,380)	(813)	1,415	21
Contract transactions
Net contract purchase payments	1,051	600	600	600
Transfer payments from (to) other subaccounts or general account	110,855	5,388	(1,406)	(13)
Contract terminations, withdrawals, and other deductions	(682)	(629)	(609)	(608)
Contract maintenance charges	(611)	—	—	—

Increase (decrease) in net assets from contract transactions	110,613	5,359	(1,415)	(21)

Net increase (decrease) in net assets	92,233	4,546	—	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$92,233	$4,546	$—	$—

See accompanying notes.

56

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	ProFund VP Precious Metals Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount

	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(651)	$(1,578)	$72	$(1,477)
Net realized capital gains (losses) on investments	(9,509)	(8,854)	(84)	2,148
Net change in unrealized appreciation/depreciation of investments	(1,615)	(11,748)	—	2,150

Increase (decrease) in net assets from operations	(11,775)	(22,180)	(12)	2,821
Contract transactions
Net contract purchase payments	600	1,321	600	1,139
Transfer payments from (to) other subaccounts or general account	169,751	391,477	9	734,718
Contract terminations, withdrawals, and other deductions	(685)	(661)	(597)	(611)
Contract maintenance charges	—	(540)	—	(87)

Increase (decrease) in net assets from contract transactions	169,666	391,597	12	735,159

Net increase (decrease) in net assets	157,891	369,417	—	737,980
Net assets:
Beginning of the period	—	—	—	—

End of the period	$157,891	$369,417	$—	$737,980

See accompanying notes.

57

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	ProFund VP Financials Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount

	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$2	$—	$—	$—
Net realized capital gains (losses) on investments	26	19	22	(37)
Net change in unrealized appreciation/ depreciation of investments	—	—	—	2

Increase (decrease) in net assets from operations	28	19	22	(35)
Contract transactions
Net contract purchase payments	600	600	600	760
Transfer payments from (to) other subaccounts or general account	(14)	(15)	(17)	8
Contract terminations, withdrawals, and other deductions	(614)	(604)	(605)	(571)
Contract maintenance charges	—	—	—	(1)

Increase (decrease) in net assets from contract transactions	(28)	(19)	(22)	196

Net increase (decrease) in net assets	—	—	—	161
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$161

See accompanying notes.

58

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

	ProFund VP Falling US Dollar Subaccount	ProFund VP International Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount
	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(193)	$—	$(902)	$—
Net realized capital gains (losses) on investments	(1,848)	15	(24,688)	(11)
Net change in unrealized appreciation/depreciation of investments	(8)	—	—	—

Increase (decrease) in net assets from operations	(2,049)	15	(25,590)	(11)
Contract transactions
Net contract purchase payments	630	600	1,081	600
Transfer payments from (to) other subaccounts or general account	26,156	(12)	25,725	7
Contract terminations, withdrawals, and other deductions	(612)	(603)	(680)	(596)
Contract maintenance charges	—	—	(506)	—

Increase (decrease) in net assets from contract transactions	26,174	(15)	25,620	11

Net increase (decrease) in net assets	24,125	—	30	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$24,125	$—	$30	$—

See accompanying notes.

59

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006,

Except as Noted

Access VP High Yield FundSM Subaccount
2007 (1)
Operations
Net investment income (loss)	$21
Net realized capital gains (losses) on investments	1
Net change in unrealized appreciation/depreciation of investments	—

Increase (decrease) in net assets from operations	22
Contract transactions
Net contract purchase payments	600
Transfer payments from (to) other subaccounts or general account	(10)
Contract terminations, withdrawals, and other deductions	(612)
Contract maintenance charges	—

Increase (decrease) in net assets from contract transactions	(22)

Net increase (decrease) in net assets	—
Net assets:
Beginning of the period	—

End of the period	$—

See accompanying notes.

60

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

The WRL Freedom Multiple Variable Annuity (the Mutual Fund Account) is a segregated investment account of Western Reserve Life Assurance Co. of Ohio (Western Reserve Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in all but one of these subaccounts is available to contract owners of WRL Freedom Multiple Variable Annuity. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (“PAM Fund”) was included in the Series Fund portfolio only to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM Fund” when the policy value has dropped relative to the guaranteed amount. All amounts reported herein represent the activity related to contract owners of WRL Freedom Multiple Variable Annuity only.

Subaccount Investment by Series Fund:

AEGON/Transamerica Series Fund, Inc.-Service Class:	AEGON/Transamerica Series Fund, Inc.-Service Class:
JPMorgan Core Bond-Service Class	Transamerica U.S. Government Securities-PAM Service
Asset Allocation-Growth Portfolio-Service Class	Transamerica Value Balanced-Service Class
Asset Allocation-Conservative Portfolio-Service Class	Van Kampen Mid Cap Growth-Service Class
Asset Allocation-Moderate Portfolio-Service Class	Variable Insurance Products Fund-Service Class 2:
Asset Allocation-Moderate Growth Portfolio-Service Class	Fidelity-VIP Index 500 Portfolio-Service Class 2
Capital Guardian Value-Service Class	ProFund Trust:
Clarion Global Real Estate Securities-Service Class	ProFund VP Bull
Federated Market Opportunity-Service Class	ProFund VP Money Market
Transamerica Science & Technology-Service Class	ProFund VP NASDAQ-100
Transamerica Balanced-Service Class	ProFund VP Short Small Cap
International Moderate Growth Fund-Service Class	ProFund VP Small Cap
JPMorgan Enhanced Index-Service Class	ProFund VP Japan
Marsico Growth-Service Class	ProFund VP Ultra Small-Cap
MFS High Yield-Service Class	ProFund VP Basic Materials
MFS International Equity-Service Class	ProFund VP Pharmaceuticals
Munder Net50-Service Class	ProFund VP Telecommunications
BlackRock Large Cap Value-Service Class	ProFund VP Asia 30
PIMCO Total Return-Service Class	ProFund VP Oil & Gas
Legg Mason Partners All Cap-Service Class	ProFund VP U.S. Government Plus
T.Rowe Price Equity Income-Service Class	ProFund VP Consumer Services
T.Rowe Price Small Cap-Service Class	ProFund VP Precious Metals
Templeton Transamerica Global-Service Class	ProFund VP Europe 30
Third Avenue Value-Service Class	ProFund VP Short NASDAQ-100
Transamerica Convertible Securities-Service Class	ProFund VP Utilities
Transamerica Equity-Service Class	ProFund VP Financials
Transamerica Growth Opportunities-Service Class	ProFund VP Small-Cap Value
Transamerica Money Market-Service Class	ProFund VP Mid-Cap
Transamerica Small/Mid Cap Value-Service Class	ProFund VP Short Emerging Markets
Transamerica U.S. Government Securities-Service Class	ProFund VP Falling US Dollar

61

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

ProFund Trust:

ProFund VP International
ProFund VP Emerging Markets
ProFund VP Short International
Access One Trust:
Access VP High Yield FundSM

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2007:

Portfolio	Formerly
JPMorgan Core Bond	AEGON Bond
Federated Market Opportunity	Federated Growth and Income
JPMorgan Enhanced Index	J.P. Morgan Enhanced Index

Each period reported as 2004 reflects activity from the inception date of May 1, 2004 through December 31, 2004. All other periods reported herein reflect a full twelve month period, except as follows:

Subaccount	Inception Date
International Moderate Growth	May 1, 2006
MFS International Equity	May 1, 2007
ProFund VP Bull	June 21, 2007
ProFund VP Money Market	June 21, 2007
ProFund VP NASDAQ-100	June 21, 2007
ProFund VP Short Small Cap	June 21, 2007
ProFund VP Small Cap	June 21, 2007
ProFund VP Japan	September 4, 2007
ProFund VP Ultra Small-Cap	September 4, 2007
ProFund VP Basic Materials	September 4, 2007
ProFund VP Pharmaceuticals	September 4, 2007
ProFund VP Telecommunications	September 4, 2007
ProFund VP Asia 30	September 4, 2007
ProFund VP Oil & Gas	September 4, 2007
ProFund VP U.S. Government Plus	September 4, 2007
ProFund VP Consumer Services	September 4, 2007
ProFund VP Precious Metals	September 4, 2007
ProFund VP Europe 30	September 4, 2007
ProFund VP Short NASDAQ-100	September 4, 2007
ProFund VP Utilities	September 4, 2007
ProFund VP Financials	September 4, 2007
ProFund VP Small-Cap Value	September 4, 2007
ProFund VP Mid-Cap	September 4, 2007
ProFund VP Short Emerging Markets	September 4, 2007
ProFund VP Falling US Dollar	September 4, 2007
ProFund VP International	September 4, 2007

62

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount	Inception Date
ProFund VP Emerging Markets	September 4, 2007
ProFund VP Short International	September 4, 2007
Access VP High Yield FundSM	September 4, 2007

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2007.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

63

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.-Service Class:
JPMorgan Core Bond-Service Class	$484,334	$120,039
Asset Allocation-Growth Portfolio-Service Class	8,166,514	2,992,990
Asset Allocation-Conservative Portfolio-Service Class	10,828,579	5,396,291
Asset Allocation-Moderate Portfolio-Service Class	26,014,453	8,007,784
Asset Allocation-Moderate Growth Portfolio-Service Class	33,712,039	6,906,248
Capital Guardian Value-Service Class	1,194,698	1,436,308
Clarion Global Real Estate Securities-Service Class	2,165,766	2,781,128
Federated Market Opportunity-Service Class	1,430,483	1,722,695
Transamerica Science & Technology-Service Class	424,961	338,547
Transamerica Balanced-Service Class	1,559,528	259,461
International Moderate Growth Fund- Service Class	7,674,265	1,293,446
JPMorgan Enhanced Index-Service Class	242,376	38,603
Marsico Growth-Service Class	261,960	23,226
MFS High Yield-Service Class	576,665	238,896
MFS International Equity - Service Class	718,242	47,968
Munder Net50-Service Class	485,257	230,232
BlackRock Large Cap Value-Service Class	2,096,714	1,557,431
PIMCO Total Return-Service Class	1,534,544	361,288
Legg Mason Partners All Cap-Service Class	451,782	259,636
T.Rowe Price Equity Income-Service Class	1,522,447	800,791
T.Rowe Price Small Cap-Service Class	532,765	577,867
Templeton Transamerica Global-Service Class	2,100,798	472,288
Third Avenue Value-Service Class	5,487,973	2,105,980
Transamerica Convertible Securities-Service Class	343,270	37,189
Transamerica Equity-Service Class	1,312,485	1,655,676
Transamerica Growth Opportunities-Service Class	1,836,992	1,648,344
Transamerica Money Market-Service Class	21,129,404	12,699,715
Transamerica Small/Mid Cap Value-Service Class	2,641,919	1,464,710
Transamerica U.S. Government Securities-Service Class	1,273,654	141,223
Transamerica U.S. Government Securities-PAM Service	2,321,354	1,398,587
Transamerica Value Balanced-Service Class	709,367	953,020
Van Kampen Mid Cap Growth-Service Class	872,600	502,956
Variable Insurance Products Fund-Service Class 2:
Fidelity-VIP Index 500 Portfolio-Service Class 2	372,939	222,510
ProFund Trust:
ProFund VP Bull	177,964	1,406

64

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
ProFund VP Money Market	$3,556,889	$1,815,835
ProFund VP NASDAQ-100	505,076	475,449
ProFund VP Short Small Cap	65,675	917
ProFund VP Small Cap	50,600	674
ProFund VP Japan	1,211	1,189
ProFund VP Ultra Small-Cap	1,166	1,205
ProFund VP Basic Materials	171,600	165,776
ProFund VP Pharmaceuticals	1,198	1,202
ProFund VP Telecommunications	5,185	1,212
ProFund VP Asia 30	477,481	367,909
ProFund VP Oil & Gas	175,943	170,698
ProFund VP U.S. Government Plus	171,576	173,091
ProFund VP Consumer Services	1,188	1,209
ProFund VP Precious Metals	327,983	158,967
ProFund VP Europe 30	555,954	165,936
ProFund VP Short NASDAQ-100	1,281	1,197
ProFund VP Utilities	905,459	171,777
ProFund VP Financials	1,188	1,214
ProFund VP Small-Cap Value	1,271	1,204
ProFund VP Mid-Cap	1,183	1,205
ProFund VP Short Emerging Markets	1,367	1,171
ProFund VP Falling US Dollar	195,121	169,140
ProFund VP International	1,188	1,203
ProFund VP Emerging Markets	552,921	528,203
ProFund VP Short International	1,207	1,196
Access One Trust:
Access VP High Yield FundSM	13,230	13,225

65

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007
3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	JPMorgan Core Bond Subaccount	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Moderate Subaccount
Units outstanding at January 1, 2006	533,411	3,583,874	6,160,273	15,196,052
Units purchased	32,755	2,281,745	7,000,189	10,124,457
Units redeemed and transferred	(268,183)	1,669,452	1,846,336	2,407,571

Units outstanding at December 31, 2006	297,983	7,535,071	15,006,798	27,728,080
Units purchased	74,008	2,646,303	2,234,902	7,988,136
Units redeemed and transferred	245,946	387,320	1,430,994	4,683,797

Units outstanding at December 31, 2007	617,937	10,568,694	18,672,694	40,400,013

	Asset Allocation- Moderate Growth Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Federated Market Opportunity Subaccount
Units outstanding at January 1, 2006	12,127,650	854,417	1,013,765	3,635,082
Units purchased	9,667,275	14,840	152,890	310,489
Units redeemed and transferred	6,812,164	581,643	1,076,525	(254,696)

Units outstanding at December 31, 2006	28,607,089	1,450,900	2,243,180	3,690,875
Units purchased	9,720,591	151,133	223,194	502,936
Units redeemed and transferred	8,828,510	(428,038)	(734,263)	(846,188)

Units outstanding at December 31, 2007	47,156,190	1,173,995	1,732,111	3,347,623

66

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	Transamerica Science & Technology Subaccount	Transamerica Balanced Subaccount	International Moderate Growth Fund Subaccount (1)	JPMorgan Enhanced Index Subaccount
Units outstanding at January 1, 2006	163,036	225,354	—	537,544
Units purchased	8,152	—	699,180	413
Units redeemed and transferred	(1,520)	106,536	1,495,853	(183,068)

Units outstanding at December 31, 2006	169,668	331,890	2,195,033	354,889
Units purchased	57,940	361,232	2,070,695	1,390
Units redeemed and transferred	56,269	597,951	3,880,167	146,989

Units outstanding at December 31, 2007	283,877	1,291,073	8,145,895	503,268

	Marsico Growth Subaccount	MFS High Yield Subaccount	MFS International Equity Subaccount(1)	Munder Net50 Subaccount
Units outstanding at January 1, 2006	238,782	334,252	—	117,729
Units purchased	18,591	57,948	—	3,082
Units redeemed and transferred	(37,761)	84,666	—	14,567

Units outstanding at December 31, 2006	219,612	476,866	—	135,378
Units purchased	27,947	115,047	155,231	55,559
Units redeemed and transferred	146,375	121,119	495,677	147,891

Units outstanding at December 31, 2007	393,934	713,032	650,908	338,828

67

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	BlackRock Large Cap Value Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	T. Rowe Price Equity Income Subaccount
Units outstanding at January 1, 2006	1,263,111	477,332	618,602	2,363,248
Units purchased	87,014	26,426	26,212	344,351
Units redeemed and transferred	780,638	(5,014)	(60,355)	333,334

Units outstanding at December 31, 2006	2,130,763	498,744	584,459	3,040,933
Units purchased	—	394,869	109,754	268,993
Units redeemed and transferred	123,385	668,247	3,080	(36,862)

Units outstanding at December 31, 2007	2,254,148	1,561,860	697,293	3,273,064

	T. Rowe Price Small Cap Subaccount	Templeton Transamerica Global Subaccount	Third Avenue Value Subaccount	Transamerica Convertible Securities Subaccount
Units outstanding at January 1, 2006	535,145	740,573	3,780,767	297,788
Units purchased	64,032	50,171	441,741	63,356
Units redeemed and transferred	277,488	302,540	96,160	(94,114)

Units outstanding at December 31, 2006	876,665	1,093,284	4,318,668	267,030
Units purchased	19,186	178,653	628,750	66,558
Units redeemed and transferred	(139,147)	971,082	608,165	120,264

Units outstanding at December 31, 2007	756,704	2,243,019	5,555,583	453,852

68

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Subaccount
Units outstanding at January 1, 2006	3,149,828	2,306,582	1,491,455	1,164,377
Units purchased	378,442	268,462	2,572,934	157,614
Units redeemed and transferred	351,828	131,613	(2,566,542)	(61,016)

Units outstanding at December 31, 2006	3,880,098	2,706,657	1,497,847	1,260,975
Units purchased	243,864	112,427	4,834,541	110,789
Units redeemed and transferred	(547,536)	(155,324)	3,016,860	454,321

Units outstanding at December 31, 2007	3,576,426	2,663,760	9,349,248	1,826,085

	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities PAM Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Mid Cap Growth Subaccount
Units outstanding at January 1, 2006	374,123	—	150,588	431,109
Units purchased	308,441	—	122,215	34,066
Units redeemed and transferred	(492,315)	1,958	812,182	(101,632)

Units outstanding at December 31, 2006	190,249	1,958	1,084,985	363,543
Units purchased	126,664	—	44,713	7,832
Units redeemed and transferred	915,967	826,736	(231,457)	291,406

Units outstanding at December 31, 2007	1,232,880	828,694	898,241	662,781

69

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	Fidelity-VIP Index 500 Portfolio Subaccount	ProFund VP Bull Subaccount(1)	ProFund VP Money Market Subaccount(1)	ProFund VP NASDAQ-100 Subaccount(1)
Units outstanding at January 1, 2006	25,139	—	—	—
Units purchased	152,010	—	—	—
Units redeemed and transferred	313,186	—	—	—

Units outstanding at December 31, 2006	490,335	—	—	—
Units purchased	13,705	303	303	303
Units redeemed and transferred	95,511	187,550	1,723,949	48,986

Units outstanding at December 31, 2007	599,551	187,853	1,724,252	49,289

	ProFund VP Short Small Cap Subaccount(1)	ProFund VP Small Cap Subaccount(1)	ProFund VP Japan Subaccount(1)	ProFund VP Ultra Small-Cap Subaccount(1)
Units outstanding at January 1, 2006	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2006	—	—	—	—
Units purchased	46,225	303	303	303
Units redeemed and transferred	11,963	57,269	(303)	(303)

Units outstanding at December 31, 2007	58,188	57,572	—	—

70

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	ProFund VP Basic Materials Subaccount(1)	ProFund VP Pharmaceuticals Subaccount(1)	ProFund VP Telecommunications Subaccount(1)	ProFund VP Asia 30 Subaccount(1)
Units outstanding at January 1, 2006	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2006	—	—	—	—
Units purchased	357	303	303	535
Units redeemed and transferred	(303)	(303)	3,673	78,423

Units outstanding at December 31, 2007	54	—	3,976	78,958

	ProFund VP Oil & Gas Subaccount(1)	ProFund VP U.S. Government Plus Subaccount(1)	ProFund VP Consumer Services Subaccount(1)	ProFund VP Precious Metals Subaccount(1)
Units outstanding at January 1, 2006	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2006	—	—	—	—
Units purchased	303	303	303	303
Units redeemed and transferred	3,867	(303)	(303)	133,775

Units outstanding at December 31, 2007	4,170	—	—	134,078

71

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	ProFund VP Europe 30	ProFund VP Short NASDAQ-100	ProFund VP Utilities	ProFund VP Financials
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2006	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2006	—	—	—	—
Units purchased	737	303	615	303
Units redeemed and transferred	358,467	(303)	686,805	(303)

Units outstanding at December 31, 2007	359,204	—	687,420	—

	ProFund VP Small- Cap Value	ProFund VP Mid- Cap	ProFund VP Short Emerging Markets	ProFund VP Falling US Dollar
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2006	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2006	—	—	—	—
Units purchased	303	303	499	331
Units redeemed and transferred	(303)	(303)	(304)	22,494

Units outstanding at December 31, 2007	—	—	195	22,825

72

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	ProFund VP International	ProFund VP Emerging Markets	ProFund VP Short International	Access VP High Yield FundSM
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at January 1, 2006	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2006	—	—	—	—
Units purchased	303	576	303	303
Units redeemed and transferred	(303)	(550)	(303)	(303)

Units outstanding at December 31, 2007	—	26	—	—

73

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
JPMorgan Core Bond
12/31/2007	617,937	$1.11	to	$1.06	$684,254	5.28%	1.45%	to	1.85%	5.08%	to	4.67%
12/31/2006	297,983	1.06	to	1.02	314,150	5.41	1.45	to	1.85	2.15	to	1.75
12/31/2005	533,411	1.04	to	1.00	550,831	4.22	1.45	to	1.85	0.61	to	(0.10)
12/31/2004(1)	2,359	1.03	to	1.03	2,426	0.00	1.45	to	1.70	3.01	to	2.84
Asset Allocation-Growth
12/31/2007	10,568,694	1.48	to	1.38	15,422,155	2.26	1.45	to	1.85	5.99	to	5.57
12/31/2006	7,535,071	1.39	to	1.30	10,445,264	0.79	1.45	to	1.85	13.64	to	13.19
12/31/2005	3,583,874	1.23	to	1.15	4,379,578	0.44	1.45	to	1.85	10.33	to	15.17
12/31/2004(1)	664,435	1.11	to	1.11	736,876	0.00	1.45	to	1.70	11.05	to	10.87
Asset Allocation-Conservative
12/31/2007	18,672,694	1.25	to	1.19	23,089,504	2.80	1.45	to	1.85	4.62	to	4.21
12/31/2006	15,006,798	1.19	to	1.14	17,828,142	3.68	1.45	to	1.85	7.59	to	7.17
12/31/2005	6,160,273	1.11	to	1.06	6,803,965	3.04	1.45	to	1.85	3.51	to	6.21
12/31/2004(1)	2,322,586	1.07	to	1.07	2,482,642	0.01	1.45	to	1.70	6.97	to	6.79
Asset Allocation-Moderate
12/31/2007	40,400,013	1.33	to	1.26	53,233,517	3.02	1.45	to	1.85	6.19	to	5.77
12/31/2006	27,728,080	1.25	to	1.19	34,631,358	2.62	1.45	to	1.85	9.63	to	9.20
12/31/2005	15,196,052	1.14	to	1.09	17,337,799	2.11	1.45	to	1.85	5.60	to	9.36
12/31/2004(1)	4,373,881	1.08	to	1.08	4,737,663	0.01	1.45	to	1.70	8.39	to	8.22
Asset Allocation-Moderate Growth
12/31/2007	47,156,190	1.42	to	1.32	65,493,082	2.45	1.45	to	1.85	6.01	to	5.59
12/31/2006	28,607,089	1.34	to	1.25	37,952,233	1.76	1.45	to	1.85	11.92	to	11.48
12/31/2005	12,127,650	1.19	to	1.13	14,423,674	1.16	1.45	to	1.85	8.14	to	12.55
12/31/2004(1)	2,695,452	1.10	to	1.10	2,970,901	0.04	1.45	to	1.70	10.35	to	10.17
Capital Guardian Value
12/31/2007	1,173,995	1.27	to	1.14	1,463,041	0.84	1.45	to	1.85	(7.88)	to	(8.25)
12/31/2006	1,450,900	1.37	to	1.24	1,979,301	1.14	1.45	to	1.85	14.55	to	14.10
12/31/2005	854,417	1.20	to	1.09	1,022,994	0.76	1.45	to	1.85	5.97	to	8.66
12/31/2004(1)	384,018	1.13	to	1.13	434,364	0.08	1.45	to	1.70	13.23	to	13.04
Clarion Global Real Estate Securities
12/31/2007	1,732,111	1.94	to	1.48	3,236,064	5.77	1.45	to	1.85	(8.25)	to	(8.61)
12/31/2006	2,243,180	2.11	to	1.62	4,675,523	1.42	1.45	to	1.85	39.89	to	39.35
12/31/2005	1,013,765	1.51	to	1.16	1,518,188	1.49	1.45	to	1.85	11.57	to	16.40
12/31/2004(1)	167,585	1.35	to	1.35	226,359	0.10	1.45	to	1.70	35.20	to	34.98

74

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated Market Opportunity
12/31/2007	3,347,623	$1.12	to	$1.02	$3,722,424	3.49%	1.45%	to	1.85%	(2.12)%	to	(2.51)%
12/31/2006	3,690,875	1.14	to	1.05	4,201,546	1.61	1.45	to	1.85	1.01	to	0.62
12/31/2005	3,635,082	1.13	to	1.04	4,100,674	2.39	1.45	to	1.85	3.23	to	3.92
12/31/2004(1)	820,513	1.10	to	1.10	899,855	0.00	1.45	to	1.70	9.75	to	9.57
Transamerica Science & Technology
12/31/2007	283,877	1.39	to	1.49	395,600	0.00	1.45	to	1.85	30.60	to	30.08
12/31/2006	169,668	1.07	to	1.15	180,863	0.00	1.45	to	1.85	(0.67)	to	(1.06)
12/31/2005	163,036	1.08	to	1.16	175,081	0.17	1.45	to	1.85	0.41	to	15.82
12/31/2004(1)	98,114	1.07	to	1.07	104,969	0.00	1.45	to	1.70	7.07	to	6.90
Transamerica Balanced
12/31/2007	1,291,073	1.40	to	1.32	1,778,642	0.96	1.45	to	1.85	11.75	to	11.31
12/31/2006	331,890	1.25	to	1.18	409,667	0.75	1.45	to	1.85	7.19	to	6.77
12/31/2005	225,354	1.17	to	1.11	261,215	2.00	1.45	to	1.85	6.25	to	10.92
12/31/2004(1)	74,812	1.10	to	1.10	82,282	0.08	1.45	to	1.70	10.03	to	9.85
International Moderate Growth Fund
12/31/2007	8,145,895	1.10	to	1.10	8,955,719	1.39	1.45	to	1.85	6.93	to	6.51
12/31/2006(1)	2,195,033	1.03	to	1.03	2,260,750	0.00	1.45	to	1.85	3.11	to	2.84
JPMorgan Enhanced Index
12/31/2007	503,268	1.29	to	1.23	641,861	1.05	1.45	to	1.85	2.80	to	2.40
12/31/2006	354,889	1.26	to	1.20	442,914	0.73	1.45	to	1.85	13.32	to	12.88
12/31/2005	537,544	1.11	to	1.06	593,190	1.13	1.45	to	1.85	1.73	to	6.10
12/31/2004(1)	2,233	1.09	to	1.09	2,427	0.00	1.45	to	1.70	8.89	to	8.71
Marsico Growth
12/31/2007	393,934	1.46	to	1.37	573,566	0.00	1.45	to	1.85	18.41	to	17.94
12/31/2006	219,612	1.24	to	1.16	270,687	0.00	1.45	to	1.85	3.66	to	3.25
12/31/2005	238,782	1.19	to	1.12	283,995	0.00	1.45	to	1.85	6.67	to	12.34
12/31/2004(1)	69,977	1.12	to	1.12	78,179	0.00	1.45	to	1.70	11.75	to	11.57
MFS High Yield
12/31/2007	713,032	1.18	to	1.12	833,179	9.71	1.45	to	1.85	0.27	to	(0.13)
12/31/2006	476,866	1.18	to	1.12	557,700	10.36	1.45	to	1.85	9.04	to	8.61
12/31/2005	334,252	1.08	to	1.03	359,425	10.01	1.45	to	1.85	0.06	to	3.29
12/31/2004(1)	74,545	1.08	to	1.08	80,578	0.00	1.45	to	1.70	8.15	to	7.97
MFS International Equity
12/31/2007 (1)	650,908	1.01	to	1.00	653,739	0.35	1.45	to	1.85	0.56	to	0.30
Munder Net50
12/31/2007	338,828	1.34	to	1.44	457,084	0.00	1.45	to	1.85	15.12	to	14.66
12/31/2006	135,378	1.16	to	1.26	156,282	0.00	1.45	to	1.85	(1.71)	to	(2.10)
12/31/2005	117,729	1.18	to	1.28	138,967	0.00	1.45	to	1.85	6.24	to	28.31
12/31/2004(1)	27,079	1.11	to	1.11	30,063	0.00	1.45	to	1.70	11.20	to	11.02

75

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Large Cap Value
12/31/2007	2,254,148	$1.55	to	$1.34	$3,413,554	0.86%	1.45%	to	1.85%	2.85%	to	2.44%
12/31/2006	2,130,763	1.51	to	1.31	3,190,393	0.45	1.45	to	1.85	14.96	to	14.51
12/31/2005	1,263,111	1.31	to	1.14	1,651,560	0.68	1.45	to	1.85	14.08	to	14.00
12/31/2004(1)	287,435	1.15	to	1.15	330,212	0.00	1.45	to	1.70	15.04	to	14.86
PIMCO Total Return
12/31/2007	1,561,860	1.14	to	1.09	1,770,266	2.58	1.45	to	1.85	7.24	to	6.82
12/31/2006	498,744	1.06	to	1.02	528,380	4.07	1.45	to	1.85	2.42	to	2.02
12/31/2005	477,332	1.04	to	1.00	494,190	3.80	1.45	to	1.85	0.58	to	(0.01)
12/31/2004(1)	122,766	1.03	to	1.03	126,541	0.46	1.45	to	1.70	3.23	to	3.06
Legg Mason Partners All Cap
12/31/2007	697,293	1.26	to	1.25	874,385	1.18	1.45	to	1.85	(0.68)	to	(1.08)
12/31/2006	584,459	1.27	to	1.27	738,602	0.83	1.45	to	1.85	16.61	to	16.15
12/31/2005	618,602	1.09	to	1.09	671,580	0.53	1.45	to	1.85	2.33	to	9.08
12/31/2004(1)	147,749	1.06	to	1.06	157,083	0.06	1.45	to	1.70	6.40	to	6.22
T. Rowe Price Equity Income
12/31/2007	3,273,064	1.35	to	1.24	4,397,916	1.94	1.45	to	1.85	1.58	to	1.18
12/31/2006	3,040,933	1.33	to	1.23	4,038,820	1.63	1.45	to	1.85	17.01	to	16.55
12/31/2005	2,363,248	1.14	to	1.05	2,688,750	2.04	1.45	to	1.85	2.33	to	5.10
12/31/2004(1)	442,050	1.11	to	1.11	491,953	0.00	1.45	to	1.70	11.31	to	11.13
T. Rowe Price Small Cap
12/31/2007	756,704	1.27	to	1.27	951,117	0.00	1.45	to	1.85	7.70	to	7.28
12/31/2006	876,665	1.18	to	1.19	1,024,821	0.00	1.45	to	1.85	1.87	to	1.47
12/31/2005	535,145	1.15	to	1.17	615,366	0.00	1.45	to	1.85	8.82	to	16.96
12/31/2004(1)	78,012	1.06	to	1.06	82,608	0.00	1.45	to	1.70	6.03	to	5.86
Templeton Transamerica Global
12/31/2007	2,243,019	1.51	to	1.45	3,372,124	1.49	1.45	to	1.85	13.33	to	12.88
12/31/2006	1,093,284	1.34	to	1.28	1,454,293	1.30	1.45	to	1.85	16.76	to	16.30
12/31/2005	740,573	1.14	to	1.10	845,660	1.09	1.45	to	1.85	5.70	to	10.44
12/31/2004(1)	110,468	1.08	to	1.08	119,521	0.00	1.45	to	1.70	8.32	to	8.14
Third Avenue Value
12/31/2007	5,555,583	1.61	to	1.34	8,766,028	3.95	1.45	to	1.85	(0.51)	to	(0.90)
12/31/2006	4,318,668	1.62	to	1.35	6,962,004	0.63	1.45	to	1.85	14.13	to	13.69
12/31/2005	3,780,767	1.42	to	1.19	5,352,180	0.55	1.45	to	1.85	16.78	to	18.79
12/31/2004(1)	872,100	1.22	to	1.21	1,058,849	0.02	1.45	to	1.70	21.53	to	21.34
Transamerica Convertible Securities
12/31/2007	453,852	1.42	to	1.41	642,477	1.84	1.45	to	1.85	16.59	to	16.13
12/31/2006	267,030	1.22	to	1.21	324,596	1.35	1.45	to	1.85	9.07	to	8.65
12/31/2005	297,788	1.12	to	1.12	332,493	3.09	1.45	to	1.85	2.07	to	11.69
12/31/2004(1)	74,181	1.10	to	1.09	81,229	0.00	1.45	to	1.70	9.63	to	9.45

76

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Equity
12/31/2007	3,576,426	$1.55	to	$1.50	$5,527,693	0.00%	1.45%	to	1.85%	14.38%	to	13.93%
12/31/2006	3,880,098	1.36	to	1.31	5,258,964	0.00	1.45	to	1.85	6.84	to	6.42
12/31/2005	3,149,828	1.27	to	1.23	4,000,050	0.35	1.45	to	1.85	14.62	to	23.36
12/31/2004(1)	1,180,758	1.11	to	1.11	1,309,334	0.00	1.45	to	1.70	11.00	to	10.82
Transamerica Growth Opportunities
12/31/2007	2,663,760	1.52	to	1.55	4,031,765	0.00	1.45	to	1.85	20.97	to	20.50
12/31/2006	2,706,657	1.26	to	1.28	3,392,620	0.08	1.45	to	1.85	3.40	to	3.00
12/31/2005	2,306,582	1.22	to	1.25	2,799,721	0.00	1.45	to	1.85	14.28	to	24.50
12/31/2004(1)	448,807	1.06	to	1.06	477,358	0.00	1.45	to	1.70	6.41	to	6.23
Transamerica Money Market
12/31/2007	9,349,248	1.07	to	1.06	9,978,723	4.44	1.45	to	1.85	3.26	to	2.85
12/31/2006	1,497,847	1.04	to	1.03	1,548,978	4.38	1.45	to	1.85	2.98	to	2.58
12/31/2005	1,491,455	1.01	to	1.01	1,500,482	2.65	1.45	to	1.85	1.16	to	0.72
12/31/2004(1)	850,272	1.00	to	0.99	846,608	0.71	1.45	to	1.70	(0.35)	to	(0.51)
Transamerica Small/Mid Cap
12/31/2007	1,826,085	1.79	to	1.63	3,235,520	0.98	1.45	to	1.85	22.60	to	22.12
12/31/2006	1,260,975	1.46	to	1.34	1,825,947	0.67	1.45	to	1.85	16.14	to	15.68
12/31/2005	1,164,377	1.25	to	1.16	1,456,859	0.54	1.45	to	1.85	11.65	to	15.65
12/31/2004(1)	137,009	1.12	to	1.12	153,902	0.00	1.45	to	1.70	12.40	to	12.22
Transamerica U.S. Government Securities
12/31/2007	1,232,880	1.09	to	1.05	1,342,070	3.80	1.45	to	1.85	4.26	to	3.85
12/31/2006	190,249	1.05	to	1.01	198,794	3.77	1.45	to	1.85	1.59	to	1.19
12/31/2005	374,123	1.03	to	1.00	376,914	3.17	1.45	to	1.85	0.53	to	0.03
12/31/2004(1)	179,738	1.02	to	1.02	184,014	0.00	1.45	to	1.70	2.41	to	2.24
Transamerica U.S. Government Securities PAM
12/31/2007	828,694	1.09	to	1.05	894,818	17.53	1.45	to	1.85	4.26	to	3.85
12/31/2006	1,958	1.05	to	1.01	2,048	10.78	1.45	to	1.85	1.59	to	1.19
12/31/2005	—	1.03	to	1.00	—	0.00	1.45	to	1.85	0.53	to	0.03
12/31/2004(1)	—	1.02	to	1.02	—	0.00	1.45	to	1.70	2.41	to	2.24
Transamerica Value Balanced
12/31/2007	898,241	1.35	to	1.26	1,182,361	2.63	1.45	to	1.85	4.93	to	4.52
12/31/2006	1,084,985	1.29	to	1.21	1,383,652	3.63	1.45	to	1.85	13.40	to	12.96
12/31/2005	150,588	1.13	to	1.07	169,038	3.35	1.45	to	1.85	4.70	to	6.85
12/31/2004(1)	62,134	1.08	to	1.08	67,243	0.00	1.45	to	1.70	8.28	to	8.10

77

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Mid Cap Growth
12/31/2007	662,781	$1.47	to	$1.46	$969,628	0.00%	1.45%	to	1.85%	20.48%	to	20.01%
12/31/2006	363,543	1.22	to	1.22	442,065	0.00	1.45	to	1.85	8.03	to	7.61
12/31/2005	431,109	1.13	to	1.13	486,584	0.00	1.45	to	1.85	5.78	to	13.28
12/31/2004(1)	31,210	1.07	to	1.07	33,384	0.00	1.45	to	1.70	6.99	to	6.82
Fidelity-VIP Index 500 Portfolio
12/31/2007	599,551	1.32	to	1.26	783,340	3.72	1.45	to	1.85	3.67	to	3.26
12/31/2006	490,335	1.27	to	1.22	620,469	0.21	1.45	to	1.85	13.79	to	13.35
12/31/2005	25,139	1.12	to	1.07	28,013	1.38	1.45	to	1.85	3.07	to	7.25
12/31/2004(1)	2,230	1.08	to	1.08	2,415	0.00	1.45	to	1.70	8.36	to	8.19
ProFund VP Bull
12/31/2007 (1)	187,853	0.96	to	0.96	179,564	0.59	1.45	to	1.85	(4.29)	to	(4.49)
ProFund VP Money Market
12/31/2007 (1)	1,724,252	1.01	to	1.01	1,741,058	1.01	1.45	to	1.85	1.11	to	0.90
ProFund VP NASDAQ-100
12/31/2007 (1)	49,289	1.06	to	1.06	52,307	0.00	1.45	to	1.85	6.26	to	6.04
ProFund VP Short Small Cap
12/31/2007 (1)	58,188	1.08	to	1.08	62,985	3.18	1.45	to	1.85	8.27	to	8.05
ProFund VP Small Cap
12/31/2007 (1)	57,572	0.91	to	0.90	52,090	0.00	1.45	to	1.85	(9.40)	to	(9.59)
ProFund VP Japan
12/31/2007 (1)	—	0.91	to	0.91	—	0.00	1.45	to	1.85	(8.75)	to	(8.87)
ProFund VP Ultra Small-Cap
12/31/2007 (1)	—	0.89	to	0.89	—	0.00	1.45	to	1.85	(11.36)	to	(11.47)
ProFund VP Basic Materials
12/31/2007 (1)	54	1.11	to	1.11	60	0.00	1.45	to	1.85	11.22	to	11.07
ProFund VP Pharmaceuticals
12/31/2007 (1)	—	1.00	to	1.00	—	0.00	1.45	to	1.85	(0.05)	to	(0.18)
ProFund VP Telecommunications
12/31/2007 (1)	3,976	0.95	to	0.95	3,790	0.00	1.45	to	1.85	(4.61)	to	(4.73)
ProFund VP Asia 30
12/31/2007 (1)	78,958	1.17	to	1.17	92,233	0.00	1.45	to	1.85	16.88	to	16.73
ProFund VP Oil & Gas
12/31/2007 (1)	4,170	1.09	to	1.09	4,546	0.00	1.45	to	1.85	9.09	to	8.95
ProFund VP U.S. Government Plus
12/31/2007 (1)	—	1.08	to	1.08	—	0.00	1.45	to	1.85	8.18	to	8.04
ProFund VP Consumer Services
12/31/2007 (1)	—	0.92	to	0.91	—	0.00	1.45	to	1.85	(8.47)	to	(8.59)
ProFund VP Precious Metals
12/31/2007 (1)	134,078	1.18	to	1.18	157,891	0.00	1.45	to	1.85	17.78	to	17.63

78

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Europe 30
12/31/2007 (1)	359,204	$1.03	to	$1.03	$369,417	0.00%	1.45%	to	1.85%	2.92%	to	2.78%
ProFund VP Short NASDAQ-100
12/31/2007 (1)	—	0.97	to	0.97	—	0.00	1.45	to	1.85	(2.70)	to	(2.82)
ProFund VP Utilities
12/31/2007 (1)	687,420	1.07	to	1.07	737,980	0.00	1.45	to	1.85	7.43	to	7.29
ProFund VP Financials
12/31/2007 (1)	—	0.86	to	0.86	—	0.00	1.45	to	1.85	(13.60)	to	(13.71)
ProFund VP Small-Cap Value
12/31/2007 (1)	—	0.92	to	0.91	—	0.00	1.45	to	1.85	(8.40)	to	(8.52)
ProFund VP Mid-Cap
12/31/2007 (1)	—	0.98	to	0.97	—	0.00	1.45	to	1.85	(2.47)	to	(2.59)
ProFund VP Short Emerging Markets
12/31/2007 (1)	195	0.82	to	0.82	161	0.00	1.45	to	1.85	(17.59)	to	(17.70)
ProFund VP Falling US Dollar
12/31/2007 (1)	22,825	1.06	to	1.06	24,125	0.00	1.45	to	1.85	5.78	to	5.65
ProFund VP International
12/31/2007 (1)	—	1.01	to	1.01	—	0.00	1.45	to	1.85	1.02	to	0.89
ProFund VP Emerging Markets
12/31/2007 (1)	26	1.15	to	1.15	30	0.00	1.45	to	1.85	14.72	to	14.58
ProFund VP Short International
12/31/2007 (1)	—	0.98	to	0.98	—	0.00	1.45	to	1.85	(1.70)	to	(1.83)
Access VP High Yield FundSM
12/31/2007 (1)	—	1.03	to	1.03	—	0.00	1.45	to	1.85	3.05	to	2.92

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods of less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to 1.60% of the average contract owner's account value depending on the options selected. Refer to the product's prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

79

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns for 2004 reflect a period from May 1, 2004 through December 31, 2004. Total returns for 2005 reflect a full twelve month period except for new expense ratios as follows:

Expense Ratios	Inception Date
1.60%	May 1, 2005
1.65%	May 1, 2005
1.85%	May 1, 2005

There are subaccounts that have total returns outside of the range indicated above due to the addition of expense ratios effective May 1, 2005. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2005 Total Return range
Asset Allocation-Growth	15.35%	to	10.06%
Asset Allocation-Conservative	6.39	to	3.26
Asset Allocation-Moderate	9.54	to	5.34
Asset Allocation-Moderate Growth	12.73	to	7.88
Capital Guardian Value	8.84	to	5.71
Clarion Global Real Estate Securities	16.60	to	11.30
Federated Market Opportunity	4.09	to	2.98
Transamerica Science & Technology	16.01	to	0.16
Transamerica Balanced	11.10	to	5.99
JPMorgan Enhanced Index	6.27	to	1.48
Marsico Growth	12.53	to	6.41
MFS High Yield	3.46	to	(0.19)
Munder Net50	28.52	to	5.98
BlackRock Large Cap Value	14.19	to	13.80
Legg Mason Partners All Cap	9.25	to	2.07
T. Rowe Price Equity Income	5.27	to	2.08
T. Rowe Price Small Cap	17.15	to	8.56
Templeton Transamerica Global	10.62	to	5.44
Third Avenue Value	18.98	to	16.49
Transamerica Convertible Securities	11.87	to	1.82
Transamerica Equity	23.56	to	14.34
Transamerica Growth Opportunities	24.70	to	14.00
Transamerica Small/Mid Cap	15.84	to	11.37
Transamerica Value Balanced	7.03	to	4.44
Van Kampen Mid Cap Growth	13.46	to	5.52
Fidelity-VIP Index 500 Portfolio	7.42	to	2.81

80

Western Reserve Life Assurance Co. of Ohio

Separate Account VA V - WRL Freedom Multiple Variable Annuity

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Western Reserve Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Western Reserve Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.30% to 1.70%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Western Reserve Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Western Reserve Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Western Reserve Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Western Reserve Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

8. Other Matters

There continues to be significant federal and state regulatory activity relating to financial services companies. The separate accounts are not believed to be the focus of any regulatory inquiry. However, as part of an ongoing investigation regarding market timing and other compliance issues affecting the Company and certain of its affiliates, the staff of the U.S. Securities and Exchange Commission has indicated that it is likely to take some action against the Company and certain of its affiliates. Although it is not anticipated that these developments will have an adverse impact on the separate account, there can be no assurance at this time. Please refer to footnote number 14 of the Western Reserve Life financial statements for more information about this matter.

81

PART C	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio authorizing establishment of the Separate Account. Note 4

(2)		Not Applicable.

(3)	(a)	Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate investment accounts, and AFSG Securities Corporation. Note 3

	(a)(1)	Third Amendment to Amendment Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 10

	(a)(2)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 15

	(a)(3)	First Amendment to Amended Reinstated Principal Underwriting Agreement. Note 15

	(a)(4)	Amendment No. 2 to Amended Reinstated Principal Underwriting Agreement. Note 16

	(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 1

	(b)(1)	Form of Life Insurance Company Product Sales Agreement (TST). Note 20

	(b)(1)	Form of Life Insurance Company Product Sales Agreement. Note 18

(4)	(a)	Form of Policy. Note 4

	(b)	Form of Enhanced Death Benefit Rider (Return of Premium). Note 3

	(c)	Form of Enhanced Death Benefit Rider (Annual Step-Up). Note 3

	(d)	Form of Taxpayer Plus II Rider. Note 4

	(e)	Form of Living Benefits Rider (GPS). Note 4

	(f)	Form of 5 for Life Rider. Note 12

	(g)	Form of C. Share Rider. Note 12

	(h)	Form of Rider (5 for Life – Growth – without Death Benefit) Note 13

	(i)	Form of Rider (5 for Life – Growth – with Death Benefit) Note 13

	(j)	Form of Income Select for Life. Note 14

	(k)	Form of Retirement Income Choice Rider. Note 18

(5)	(a)	Form of Application. Note 5

(6)	(a)	Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 3

	(b)	ByLaws of Western Reserve Life Assurance Co. of Ohio. Note 3

(7)	(a)	Reinsurance Agreement (TIRe). Note 3

	(b)	Reinsurance Agreement (GPHRe). Note 3

(8)	(a)	Participation Agreement between WRL Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 3

	(a)(1)	Amendment No. 23 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 10

	(a)(2)	Amendment No. 24 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 12

(8)	(a)(3)	Amendment No. 25 to Participation Agreement (ATST) Note. 12

	(a)(4)	Amendment No. 26 to Participation Agreement (ATST) Note. 14

	(a)(5)	Amendment No. 29 to Participation Agreement (TST). Note 21

(8)	(b)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. Note 5

(8)	(b)(1)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Products Fund II. Note 6

(8)	(b)(2)	Amendment No. 2 dated April 12, 2001 to Participation Agreement Variable Insurance Products Fund II. Note 7

(8)	(b)(3)	Amendment No. 3 dated September 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 8

(8)	(b)(4)	Amendment No. 5 dated June 14, 1999 to Participation Agreement Variable Insurance Products Fund II. Note 10

(8)	(c)	Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2003. Note 9

(8)	(c)(1)	Amendment No. 1 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated September 1, 2003. Note 8

(8)	(c)(2)	Amended and Restated Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. Note 10

(8)	(d)	Participation Agreement (Pro Funds). Note 15

	(d)(1)	Participation Agreement (Pro Funds). Note 19

(9)	(a)	Opinion and Consent of Counsel. Note 21

	(b)	Consent of Counsel. Note 21

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 21

	(b)	Opinion and Consent of Actuary. Note 14

(11)		Not applicable.

(12)	Not applicable.

(13)	Performance Data Calculations. Note 14

(14)	Powers of Attorney. (K. Bachmann, B.K. Clancy, M. Kirby, P. Reaburn; J.C. Vahl, C.D. Vermie; A.J. Hamilton; A.J. Yaeger) Note 3 (Ron Wagley) Note 10 (Kenneth Kilbane) Note 11. (Arthur Schneider) Note 12. (Christopher H. Garrett) Note 13 (Charles T. Boswell and Timmy L. Stonehocker) Note 14 (Charles T. Boswell, Brenda K. Clancy, Arthur Schneider, Allan J. Hamilton, John Hunter, and Timmy L. Stonehocker.) Note 16 (Eric J. Martin) Note 17.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File No. 333-93969) on April 14, 2003.

Note 3.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-108525) on September 5, 2003.

Note 4.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-112089) on January 22, 2004.

Note 5	Incorporated herein by reference to Initial Registration Statement to Form S-6 (File No. 333-57681) dated September 23, 1999.

Note 6	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-93169) dated April 10, 2000.

Note 7	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form S-6 (File No. 33-69138) dated April 16, 2001.

Note 8	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) dated December 19, 2003.

Note 9	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-6 (File No. 333-100993) dated April 22, 2003.

Note 10.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-112089) on June 25, 2004.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-108525) on January 7, 2005.

Note 12.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-112089) dated April 27, 2005.

Note 13.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-112089) on December 13, 2005.

Note 14.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-112089) dated April 26, 2006.

Note 15.	Incorporated herein by Reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) on February 13, 2007.

Note 16.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-112089) on April 30, 2007.

Note 17.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-145461) on August 15, 2007.

Note 18.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-112089) on December 21, 2007.

Note 19.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration (File No. 333-145461) dated October 23, 2007.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) on February 15, 2008.

Note 21.	Filed herewith

Item 25.	Directors and Officers of the Depositor Western Reserve Life Assurance Co. of Ohio.

Name and Business Address	Principal Positions and Offices with Depositor

Charles T. Bosewell 570 Carillon Parkway St. Petersburg, FL. 33716	Director and Chief Executive Officer

Timmy L. Stonehocker 4333 Edgewood Rd. NE Cedar Rapids, IA 52499	Director and Chairman of the Board

Darin D. Smith 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President, Assistant Secretary and General Counsel

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Arthur Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President, Chief Tax Officer

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Controller, Treasurer and Vice President

John Hunter 4333 Edgewood Rd NE Cedar Rapids, IA 52499-0001	Director and Chief Financial Officer

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008

Item 27.	Number of Contract Owners

As of February 29, 2008, there were 1,838 Contract owners.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director

John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$1,228,280	0	0	0
Transamerica Capital, Inc.	$2,487,806	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2007

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Western Reserve Life Assurance Co. of Ohio at the address or phone number listed in the Prospectus.

(d)	Western Reserve Life Assurance Co. of Ohio hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve Life Assurance Co. of Ohio.

SECTION 403(B) REPRESENTATIONS

Western Reserve Life Assurance Co. of Ohio represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2008.

SEPARATE ACCOUNT VA V

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO Depositor *
Brenda K. Clancy President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Timmy L. Stonehocker	Director and Chairman of the Board	, 2008

* Charles T. Boswell	Director and Chief Executive Officer	, 2008

* Brenda K. Clancy	Director and President	, 2008

* John R. Hunter	Director and Chief Financial Officer	, 2008

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	, 2008

/s/ Darin D. Smith *By: Darin D. Smith	Vice President Assistant Secretary and General Counsel	April 25, 2008

* Eric J. Martin	Controller and Vice President	, 2008

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-112089

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA V

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(a)(5)	Amendment No. 29 to Participation Agreement (TST).

9(a)	Opinion and Consent of Counsel.

9(b)	Consent of Counsel.

10(a)	Consent of Independent Registered Public Accounting Firm.

*	Page numbers included only in manually executed original.